As Filed with the Securities and Exchange Commission on April 27, 2006
                                                 Registration Nos. 333 - 25663
                                                                   811 - 08178

-------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-4
             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                      [ ]   Pre-Effective Amendment No.
                      [x]   Post-Effective Amendment No. 12

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                      [x]   Amendment No. 13

                      AMERICAN FIDELITY SEPARATE ACCOUNT B
                           (Exact Name of Registrant)

                       AMERICAN FIDELITY ASSURANCE COMPANY
                               (Name of Depositor)

2000 N. CLASSEN BOULEVARD, OKLAHOMA CITY, OKLAHOMA            73106
(Address of Depositor's Principal Executive Offices)       (Zip Code)

Depositor's Telephone Number, Including Area Code             (405) 523-2000

Stephen P. Garrett                             Copies to:
Senior Vice President and
Chief Compliance Officer                       Jennifer Wheeler
American Fidelity Assurance Company            McAfee & Taft
2000 N. Classen Boulevard                      A Professional Corporation
Oklahoma City, Oklahoma  73106                 10th Floor, Two Leadership Square
(Name and Address of Agent for Service)        Oklahoma City, OK 73102-7103


Approximate Date of Proposed Public Offering:  As soon as practicable after effectiveness of the Registration
                                               Statement

It is proposed that this filing will become effective (check appropriate box)
      [ ]  immediately upon filing pursuant to paragraph (b) of Rule 485
      [x]  on May 1, 2006 pursuant to paragraph (b) of Rule 485
      [ ]  60 days after filing pursuant to paragraph (a) (1) of Rule 485
      [ ]  on (date) pursuant to paragraph (a) (1) of Rule 485

If appropriate, check the following box:
      [ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered:     Individual variable annuity contracts

-------------------------------------------------------------------------------




                                                 AFAdvantage Variable Annuity(R)

                                                             from

                                             American Fidelity
                                             Assurance Company
                                A member of the American Fidelity Group(R)[LOGO]



                                                   May 1, 2006

================================================================================

                         AFAdvantage Variable Annuity(R)

                                    issued by

                      American Fidelity Separate Account B

                                       and

                       American Fidelity Assurance Company

                                   PROSPECTUS
                                   May 1, 2006

     American Fidelity Assurance Company is offering individual variable annuity contracts. This prospectus describes the individual contracts available under the AFAdvantage Variable Annuity(R) policy. Our home office is 2000 N. Classen Boulevard, Oklahoma City, Oklahoma 73106.

     AFAdvantage Variable Annuity(R) is a fixed and variable deferred annuity policy. You have 18 investment options in the annuity -- the Guaranteed Interest Account, a fixed investment option, and the following variable investment options:

American Fidelity Dual Strategy Fund, Inc.(R)          Dreyfus Investment Portfolios
American Century Variable Portfolios, Inc.                   Technology Growth Portfolio
      VP Balanced Fund                                 FAM Variable Series Funds, Inc.
      VP Capital Appreciation Fund                           Mercury Basic Value V. I. Fund
      VP Income & Growth Fund                                Mercury Value Opportunities V. I. Fund
      VP Ultra(R) Fund                                 Vanguard(R) Variable Insurance Fund
      VP International Fund                                  Total Bond Market Index Portfolio
The Dreyfus Socially Responsible Growth Fund, Inc.           Balanced Portfolio
The Dreyfus Stock Index Fund, Inc.                           Small Company Growth Portfolio
Dreyfus Variable Investment Fund
      Growth and Income Portfolio
      Small Company Stock Portfolio
      International Value Portfolio


     This prospectus contains important information about American Fidelity Separate Account B that you should know before buying a policy. We filed a Statement of Additional Information with the Securities and Exchange Commission dated May 1, 2006 that provides more information about the policy. You can get a copy of our Statement of Additional Information at no charge from us or from the SEC. The SEC maintains a web site (http://www.sec.gov) that contains our Statement of Additional Information, material incorporated by reference in this prospectus and other material that we file electronically with the SEC. For a free copy of the Statement of Additional Information, call us at (800) 662-1106 or write us at P.O. Box 25520, Oklahoma City, Oklahoma 73125-0520 or e-mail us at va.help@af-group.com.

     Our Statement of Additional Information is incorporated by reference in this prospectus. The table of contents of the Statement of Additional Information is on the last page of this prospectus.

     The Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

     Please read this prospectus carefully and keep it for future reference.

                                GLOSSARY OF TERMS

     Some of the terms used in this prospectus are technical. To help you understand these terms, we have defined them below.

     Account value: The value of your policy during the accumulation phase.

     Accumulation phase: The period of time between purchasing a policy and receiving annuity payments. Until you begin receiving annuity payments, your annuity is in the accumulation phase.

     Accumulation unit: The unit of measurement we use to keep track of the value of your interest in a sub-account during the accumulation phase.

     Annuitant: The person on whose life annuity payments are based.

     Annuity date: The date annuity payments begin.

     Annuity options: The various methods available to select as pay-out plans for your annuity payments.

     Annuity payments: Regular income payments you may receive from your policy during the annuity phase.

     Annuity phase: The period during which we make annuity payments.

     Annuity unit: The unit of measurement we use to keep track of the variation in variable annuity payments. If you elect one of our variable annuity options, the amount of your annuity payments will vary with the value and number of annuity units in the sub-accounts attributed to variable annuity payments.

     Assumed Investment Rate: The assumed rate of return used to determine the first annuity payment for a Variable Annuity Option.

     General account: Our general account consists of all of our assets other than those assets allocated to Separate Account B or to any of our other separate accounts.

     Guaranteed Interest Account option: The fixed investment option within our general account which earns interest credited by us.

     Investment options: Your investment options consist of (1) the Guaranteed Interest Account, which is our fixed investment option, and (2) the 17 sub-accounts, which are variable investment options. We reserve the right to add, remove or combine sub-accounts as eligible investment options.

     Policy: The AFAdvantage Variable Annuity(R).

     Policy owner: The person or entity entitled to ownership rights under a policy.

     Portfolios: The funds offered by the portfolio companies. Each of the 17 sub-accounts invests its assets into a corresponding portfolio. Each portfolio (sometimes called a fund) has its own investment objective.

     Portfolio companies: The companies offering the portfolios in which the sub-accounts invest. The portfolio companies are: American Fidelity Dual Strategy Fund, Inc(R), American Century Variable Portfolios, Inc., The Dreyfus Socially Responsible Growth Fund, Inc., The Dreyfus Stock Index Fund, Inc., Dreyfus Variable Investment Fund, Dreyfus Investment Portfolios, FAM Variable Series Funds, Inc. and Vanguard(R) Variable Insurance Fund.

     Purchase payment: The money invested by you or on your behalf in the policy.

     Qualified Policy: Policies purchased under special tax qualification rules (examples: Individual Retirement Annuities, 403(b) Tax-Deferred Annuities, H.R. 10 and Corporate Pension and other qualified retirement plans). If you do not purchase the policy under a qualified plan, your policy is referred to as a non-qualified policy.

     Sub-account: An investment division of Separate Account B. Each sub-account invests its assets in shares of a corresponding portfolio.

     We, Us, Our: American Fidelity Assurance Company, the insurance company offering the AFAdvantage Variable Annuity(R).

     You, Your: Generally, the policy owner.

                                TABLE OF CONTENTS
                                                                        Page
Summary...................................................................1
Fee Table.................................................................3
Condensed Financial Information...........................................8
Revenue Sharing Arrangements.............................................10
The AFAdvantage Variable Annuity(R)......................................10
How to Purchase an AFAdvantage Variable Annuity(R) Policy................11
Receiving Payments from the Annuity......................................12
Investment Options.......................................................15
Expenses.................................................................18
Withdrawals..............................................................20
Loans....................................................................21
Death Benefit............................................................21
Taxes....................................................................23
Other Information........................................................25
Table of Contents of the Statement of Additional Information.............27



                                     SUMMARY

     In this summary, we discuss some of the important features of your annuity policy. You should read the entire prospectus for more detailed information about your policy and Separate Account B.

     The AFAdvantage Variable Annuity(R). In this prospectus, we describe the AFAdvantage Variable Annuity(R) flexible premium variable and fixed deferred annuity policy that we offer. The annuity policy is a contract between you, as the policy owner, and us, American Fidelity Assurance Company, as the insurance company. Through the annuity policy, we are able to provide a means for you to invest, on a tax deferred basis, in our Guaranteed Interest Account, a fixed investment option, and in the 17 sub-accounts, which are variable investment options. Each of the sub-accounts invests in a corresponding portfolio offered by one of the portfolio companies.

     We designed the AFAdvantage Variable Annuity(R) for people seeking long-term tax-deferred earnings, generally for retirement or other long-term purposes. The tax deferred feature is most attractive to people in high federal and state tax brackets. You should not buy the policy if you are looking for a short-term investment or if you cannot afford to lose some or all of your investment.

     Like all deferred annuities, the AFAdvantage Variable Annuity(R) has two phases: the accumulation phase and the annuity phase. During the accumulation phase, you invest money in your annuity, at which point your earnings accumulate on a tax deferred basis and are taxed as income only when you make a withdrawal. Similarly, during the annuity phase, your earnings are taxed as income only when you receive an annuity payment or otherwise make a withdrawal. A federal tax penalty may apply if you make withdrawals before you are 59 1/2.

     The annuity phase begins when you start receiving regular payments from your policy. Among other factors, the amount of the payments you may receive during the annuity phase will depend on the amount of money you invest in your policy during the accumulation phase and on the investment performance of the variable investment options you have selected, if any.

     Investment Options. When you invest in the annuity, you may allocate some or all of your investment to our fixed investment option, the Guaranteed Interest Account, or to one or more of the sub-accounts listed below, each of which is a variable investment option:

     American Fidelity Dual Strategy Fund, Inc.(R)
     American Century Variable Portfolios, Inc. - VP Balanced Fund
     American Century Variable Portfolios, Inc. - VP Capital Appreciation Fund American Century Variable Portfolios, Inc. - VP Income & Growth Fund American Century Variable Portfolios, Inc. - VP Ultra Fund
     American Century Variable Portfolios, Inc. - VP International Fund
     The Dreyfus Socially Responsible Growth Fund, Inc.
     The Dreyfus Stock Index Fund, Inc.
     Dreyfus Variable Investment Fund - Growth and Income Portfolio
     Dreyfus Variable Investment Fund - Small Company Stock Portfolio
     Dreyfus Variable Investment Fund - International Value Portfolio
     Dreyfus Investment Portfolios - Technology Growth Portfolio
     FAM Variable Series Funds, Inc. - Mercury Basic Value V. I. Fund(1)
     FAM Variable Series Funds, Inc. - Mercury Value Opportunities V. I. Fund(2) Vanguard(R) Variable Insurance Fund - Total Bond Market Index Portfolio Vanguard(R) Variable Insurance Fund - Balanced Portfolio
     Vanguard(R) Variable Insurance Fund - Small Company Growth Portfolio
_________________

(1) This investment option was formerly known as the Merrill Lynch Variable Series Fund, Inc. - Basic Value V.I. Fund.

(2) This investment option was formerly known as the Merrill Lynch Variable Series Fund, Inc. - Small Cap Value V.I. Fund.


At your direction, we will allocate your purchase payments to the Guaranteed Interest Account or to one or more of the sub-accounts. Each of the sub-accounts invests in a corresponding portfolio. These portfolios offer professionally managed investment choices. You can find a complete description of each of the portfolios in the prospectus for that particular portfolio. You can make or lose money in the variable investment options listed above, depending upon market conditions and the performance of the portfolio(s) which correspond with the sub-account(s) to which you allocate your purchase payments. Please see the information on page 15 describing how you can obtain a copy of the portfolios' prospectuses.

     Our fixed investment option, the Guaranteed Interest Account, offers a minimum interest rate that is guaranteed by us. While your money is in the Guaranteed Interest Account, we guarantee the interest your money will earn. You may still be subject to a withdrawal charge on any withdrawals.

     Taxes. The earnings you accumulate as a result of your investments under the policy are not taxed until you make a withdrawal or receive an annuity payment. In most cases, if you withdraw money, earnings come out first and are taxed as income. If you withdraw any money before you are 59 1/2, you may be charged a federal tax penalty on the taxable amounts withdrawn. In most cases, the penalty is 10% on the taxable amounts. A portion of the payments you receive during the annuity phase of your policy is considered a return of your original investment. That part of each payment is not taxable as income. If the policy is issued pursuant to a qualified plan under special tax qualification rules, the entire payment may be taxable.

     Withdrawals. You may withdraw money at any time during the accumulation phase. A withdrawal charge may apply. Restrictions exist under federal tax law concerning when you can withdraw money from a qualified plan, and you may have to pay income tax and a tax penalty on any money you withdraw. The minimum partial withdrawal is $250 (there are exceptions for withdrawals allowed under 403(b) and 401 hardship provisions), but a withdrawal must not reduce the value of your policy to less than $100. Withdrawals and charges that may apply to withdrawals are discussed further on page 20.

     Free Look. If you cancel your policy within 20 days after receiving it, you will get a refund of either the amount you paid for your policy or the value of your policy, whichever is more. In the event of a refund, we determine the value of your policy on either the day we receive the policy at our home office or the day our agent receives the policy, whichever occurs earlier.

     Questions. If you have any questions about your AFAdvantage Variable Annuity(R) policy or need more information, please contact us at:

       American Fidelity Assurance Company
       Annuity Services Department
       P.O. Box 25520
       Oklahoma City, Oklahoma  73125-0520
       Telephone: (800) 662-1106
       E-mail:  va.help@af-group.com


                                    FEE TABLE

     The following tables describe the fees and expenses you will pay when owning, withdrawing amounts from, or surrendering your policy. The first table describes the fees and expenses that you will pay at the time you withdraw from your policy or surrender your policy. State premium taxes may also be deducted.

Contract Owner Transaction Expenses

Withdrawal Charge (as a percentage of the amount withdrawn in excess of the free withdrawal amount as described on page 19)

                    Policy                              Withdrawal
                     Year                                 Charge
                     ----                                 ------
                    1................................        8%
                    2................................        7%
                    3................................        6%
                    4................................        5%
                    5................................        4%
                    6................................        3%
                    7................................        2%
                    8................................        1%
                    9+...............................        0%

Transfer Fee       There is no charge for the first 12 transfers in a policy
                   year during the accumulation phase and no charge for the one transfer allowed each policy year during the annuity phase;
                   thereafter, the fee is the lesser of $25 or 2% of the amount transferred. Transfers made through automatic dollar cost averaging and asset rebalancing count toward the free transfers).

Loan Fee           5%((1))


     The next table describes the fees and expenses that you will pay periodically during the time that you own the policy, not including the portfolio fees and expenses.

Annual Expenses(2)                                          Current      Maximum
                                                              Fee          Fee
                                                              ---          ---
Policy Maintenance Fee (per policy per year) ...............  $30          $36


Separate Account Annual Expenses (as a percentage
  of average account value)                                 Current      Maximum
                                                              Fee          Fee
                                                              ---          ---
Mortality and Expense Risk Charge........................... 1.25%        1.25%
Account Fees and Expenses
   Administrative Charge.................................... 0.15%        0.25%
   Distribution Expense Charge.............................. 0.10%        0.25%
Total Separate Account Annual Expenses...................... 1.50%        1.75%

_______________

(1)  We charge an interest rate of 5%.

(2) We currently charge lower fees than the maximum allowed under the policy. The current fees and maximum fees we may charge are shown in the Annual Expenses table. We may increase the administrative charge and/or distribution expense charge, but neither will ever be more than 0.25% of the average daily value of your participant account invested in a portfolio. We may increase the policy maintenance fee, but it will not be more than $36 per policy per year.


     The next table shows the minimum and maximum total operating expenses charged by the portfolio companies that you may pay periodically during the time that you own the policy. Additional details about each portfolio's fees and expenses are contained in the prospectus for each portfolio.

Total Annual Portfolio Operating Expenses                          MINIMUM        MAXIMUM
(expenses that are deducted from portfolio assets, including
management fees, 12b-1 fees and other expenses)                     0.16%          1.23%

Annual Portfolio Operating Expenses (expenses that are deducted from portfolio assets)

American Fidelity Dual Strategy Fund, Inc. (R)
         Management Fees......................................0.50%
         Other Expenses.......................................0%
         Total Annual Portfolio Operating Expenses............0.50%

American Century Variable Portfolios, Inc. (1)

VP Balanced Fund (2)
         Management Fees......................................0.89%
         Other Expenses.......................................0%
         Total Annual Portfolio Operating Expenses............0.89%

VP Capital Appreciation Fund (2)
         Management Fees......................................1.00%
         Other Expenses.......................................0%
         Total Annual Portfolio Operating Expenses............1.00%

VP Income & Growth Fund (2)
         Management Fees......................................0.70%
         Other Expenses.......................................0%
         Total Annual Portfolio Operating Expenses............0.70%

VP Ultra(R) Fund (2)
         Management Fees......................................1.00%
         Other Expenses.......................................0.01%
         Total Annual Portfolio Operating Expenses............1.01%

VP International Fund (2)
         Management Fees......................................1.23%
         Other Expenses.......................................0%
         Total Annual Portfolio Operating Expenses............1.23%

The Dreyfus Socially Responsible Growth Fund, Inc. ((3))
         Management Fees......................................0.75%
         Other Expenses.......................................0.06%
         Total Annual Portfolio Operating Expenses............0.81%

The Dreyfus Stock Index Fund, Inc.((3))
         Management Fees......................................0.25%
         Other Expenses.......................................0.02%
         Total Annual Portfolio Operating Expenses............0.27%

Dreyfus Variable Investment Fund ((3))

Growth and Income Portfolio
         Management Fees......................................0.75%
         Other Expenses.......................................0.06%
         Total Annual Portfolio Operating Expenses............0.81%

Small Company Stock Portfolio((4))
         Management Fees......................................0.75%
         Other Expenses.......................................0.24%
         Total Annual Portfolio Operating Expenses............0.99%

International Value Portfolio
         Management Fees......................................1.00%
         Other Expenses.......................................0.20%
         Total Annual Portfolio Operating Expenses............1.20%

Dreyfus Investment Portfolios ((3))

Technology Growth Portfolio
         Management Fees......................................0.75%
         Other Expenses.......................................0.06%
         Total Annual Portfolio Operating Expenses............0.81%

FAM Variable Series Funds, Inc. ((5))

Mercury Basic Value V.I. Fund
         Management Fees......................................0.60%
         Other Expenses.......................................0.07%
         Total Annual Portfolio Operating Expenses............0.67%

Mercury Value Opportunities V.I. Fund
         Management Fees......................................0.75%
         Other Expenses.......................................0.09%
         Total Annual Portfolio Operating Expenses............0.84%

Vanguard(R) Variable Insurance Fund

Total Bond Market Index Portfolio
         Management Fees......................................0.13%
         Other Expenses.......................................0.03%
         Total Annual Portfolio Operating Expenses............0.16%

Balanced Portfolio
         Management Fees......................................0.23%
         Other Expenses.......................................0.02%
         Total Annual Portfolio Operating Expenses............0.25%

Small Company Growth Portfolio
         Management Fees......................................0.37%
         Other Expenses.......................................0.03%
         Total Annual Portfolio Operating Expenses............0.40%
_______________

(1)  American Century Variable Portfolios, Inc. - Class I Shares.

(2) This fund has a stepped fee schedule. As a result, the fund's management fee rate generally decreases as the fund's assets increase.

(3) The Dreyfus Socially Responsible Growth Fund, Inc., The Dreyfus Stock Index Fund, Inc., Dreyfus Variable Investment Fund and Dreyfus Investment Portfolios - Initial Shares.

(4) The Dreyfus Corporation has undertaken, until December 31, 2006, to waive receipt of its fees and/or assume its expenses so that the expenses (excluding taxes, brokerage commissions, extraordinary expenses, interest expenses and commitment fees on borrowings) do not exceed 0.95%.

(5)  FAM Variable Series Fund's, Inc. - Class I Shares.

Examples

     These examples are intended to assist in comparing the cost of investing in the policy with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses (other than transfer fees and loan fees), contract fees, separate account annual expenses and portfolio fees and expenses.

     The examples assume an initial investment of $10,000 in the policy for the time periods indicated. The examples also assume that the investment has a 5% return each year and assume the maximum fees and expenses of the portfolios. Although the actual costs may be higher or lower, based on these assumptions, the examples show the expenses that would be paid on a $10,000 investment (a) if policy is surrendered at the end of each time period or (b) if a policy is not surrendered or a policy is annuitized at the end of the applicable time period.


                                                                                  Time Periods
                                                                                  ------------
                                                                 1 Year      3 Years       5 Years        10 Years
                                                                 ------      -------       -------        --------
American Fidelity Dual Strategy Fund, Inc (R)................(a)  1,032.90    1,300.13     1,630.34        2,587.90
                                                             (b)    232.90      714.80     1,219.25        2,587.90
American Century Variable Portfolios, Inc.
VP Balanced Fund.............................................(a)  1,071.99    1,410.73      1,818.16       2,978.66
                                                             (b)    271.99      832.23      1,415.05       2,978.66

VP Capital Appreciation Fund.................................(a)  1,082.99    1,441.68      1,870.45       3,085.89
                                                             (b)    282.99      865.09      1,469.56       3,085.89

VP Income & Growth Fund......................................(a)  1,052.97    1,357.01      1,727.14       2,790.38
                                                             (b)    252.97      775.20      1,320.16       2,790.38

VP Ultra(R) Fund.............................................(a)  1,083.99    1,444.49      1,875.18       3,095.57
                                                             (b)    283.99      868.07      1,474.50       3,095.57

VP International Fund........................................(a)  1,105.95    1,506.06      1,978.80       3,305.93
                                                             (b)    305.95      933.45      1,582.53       3,305.93

The Dreyfus Socially Responsible Growth Fund, Inc............(a)  1,063.98    1,388.15      1,779.94       2,899.86
                                                             (b)    263.98      808.25      1,375.21       2,899.86

The Dreyfus Stock Index Fund, Inc............................(a)  1,009.77    1,234.29      1,517.76       2,349.50
                                                             (b)    209.77      644.89      1,101.89       2,349.50

Dreyfus Variable Investment Fund
Growth and Income Portfolio..................................(a)  1,063.98    1,388.15      1,779.94       2,899.86
                                                             (b)    263.98      808.25      1,375.21       2,899.86

Small Company Stock Portfolio................................(a)  1,081.99    1,438.87      1,865.71       3,076.19
                                                             (b)    281.99      862.11      1,464.62       3,076.19

International Value Portfolio................................(a)  1,102.95    1,497.69      1,964.74       3,277.55
                                                             (b)    302.95      924.56      1,567.87       3,277.55

Dreyfus Investment Portfolios
Technology Growth Portfolio..................................(a)  1,063.98    1,388.15      1,779.94       2,899.86
                                                             (b)    263.98      808.25      1,375.21       2,899.86

FAM Variable Series Funds, Inc.
Mercury Basic Value V. I. Fund...............................(a)  1,049.96    1,348.50      1,712.68       2,760.29
                                                             (b)    249.96      766.16      1,305.09       2,760.29

Mercury Value Opportunities V. I. Fund.......................(a)  1,066.99    1,396.62      1,794.29       2,929.50
                                                             (b)    266.99      817.25      1,390.17       2,929.50

Vanguard(R) Variable Insurance Fund
Total Bond Market Index Portfolio............................(a)    998.69    1,202.63      1,463.44       2,233.34
                                                             (b)    198.69      611.28      1,045.26       2,233.34

Balanced Portfolio...........................................(a)  1,007.76    1,228.54      1,507.91       2,328.48
                                                             (b)    207.76      638.79      1,091.61       2,328.48

Small Company Growth Portfolio...............................(a)  1,022.85    1,271.56      1,581.56       2,484.99
                                                             (b)    222.85      684.47      1,168.39       2,484.90

_______________

     We based annual expenses of the underlying portfolios on data provided by the portfolio companies for the year ended December 31, 2005. Except for American Fidelity Dual Strategy Fund, Inc.(R), we did not independently verify the data provided; however, we did prepare the examples.

     The examples should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown. Similarly, the 5% annual rate of return assumed in the examples is not an estimate or guarantee of future performance.


                         CONDENSED FINANCIAL INFORMATION

     During the accumulation phase, we calculate the value of each policy owner's share of different sub-accounts with a unit of measurement called an accumulation unit. The table below sets forth the accumulation unit values as of January 1 and December 31 for each year since the later of (1) 1998 (when Separate Account B began operating) and (2) the year that the sub-account began operations. An explanation of how we calculate the value of an accumulation unit is located on page 12.

                                                             Sub-account                              Number of
                                                             Unit Value          Sub-account         Sub-account
                                                                 at             Unit Value at         Units at
                                                             January 1,          December 31,       December 31,
                                                            --------------      ---------------    ----------------
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
VP Balanced Fund<F1>
         2001...........................................         $10.000            $ 9.651            36,514
         2002...........................................         $ 9.651            $ 8.599            81,687
         2003...........................................         $ 8.599            $10.119           126,257
         2004...........................................         $10.119            $10.943           176,890
         2005...........................................         $10.943            $11.313           214,586
VP Capital Appreciation Fund<F1>
         2001...........................................         $10.000            $ 8.226            10,356
         2002...........................................         $ 8.226            $ 6.385            25,397
         2003...........................................         $ 6.385            $ 7.578            42,236
         2004...........................................         $ 7.578            $ 8.031            63,361
         2005...........................................         $ 8.031            $ 9.657            88,216
VP Income & Growth Fund<F1>
         2001...........................................         $10.000            $ 9.140            14,457
         2002...........................................         $ 9.140            $ 7.260            27,264
         2003...........................................         $ 7.260            $ 9.251            58,478
         2004...........................................         $ 9.251            $10.297            86,484
         2005...........................................         $10.297            $10.614           125,355
VP International Fund<F1>
         2001...........................................         $10.000            $ 8.439             5,151
         2002...........................................         $ 8.439            $ 6.619            13,646
         2003...........................................         $ 6.619            $ 8.119            25,478
         2004...........................................         $ 8.119            $ 9.192            38,683
         2005...........................................         $ 9.192            $10.255            62,264
VP Ultra Fund<F1>
         2001...........................................         $10.000            $ 8.992            21,801
         2002...........................................         $ 8.992            $ 6.847            55,288
         2003...........................................         $ 6.847            $ 8.424            90,216
         2004...........................................         $ 8.424            $ 9.185           133,120
         2005...........................................         $ 9.185            $ 9.244           176,091
AMERICAN FIDELITY DUAL STRATEGY FUND, INC.(R)<F2>
         1999...........................................         $10.000            $10.827           117,520
         2000...........................................         $10.827            $10.705           395,899
         2001...........................................         $10.705            $ 9.351           694,276
         2002...........................................         $ 9.351            $ 6.904         1,037,323
         2003...........................................         $ 6.904            $ 8.528         1,344,082
         2004...........................................         $ 8.528            $ 9.086         1,539,678
         2005...........................................         $ 9.086            $ 9.279         1,716,657
THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.
         1998...........................................         $10.000            $13.216            45,112
         1999...........................................         $13.216            $16.935           138,362
         2000...........................................         $16.935            $14.842           394,034
         2001...........................................         $14.842            $11.320           766,867
         2002...........................................         $11.320            $ 7.924         1,135,310
         2003...........................................         $ 7.924            $ 9.836         1,411,981
         2004...........................................         $ 9.836            $10.291         1,564,613
         2005...........................................         $10.291            $10.505         1,649,194
THE DREYFUS STOCK INDEX FUND, INC.
         1998...........................................         $10.000            $12.881           132,663
         1999...........................................         $12.881            $15.303           426,172
         2000...........................................         $15.303            $13.676           835,502
         2001...........................................         $13.676            $11.831         1,239,428
         2002...........................................         $11.831            $ 9.049         1,696,711
         2003...........................................         $ 9.049            $11.443         2,110,659
         2004...........................................         $11.443            $12.472         2,435,599
         2005...........................................         $12.472            $12.862         2,710,155
DREYFUS TECHNOLOGY GROWTH PORTFOLIO<F1>
         2001...........................................         $10.000            $ 8.133            11,448
         2002...........................................         $ 8.133            $ 4.854            35,608
         2003...........................................         $ 4.854            $ 7.219            86,639
         2004...........................................         $ 7.219            $ 7.144           149,677
         2005...........................................         $ 7.144            $ 7.304           184,657
DREYFUS VARIABLE INVESTMENT FUND
Growth and Income Portfolio
         1998...........................................         $10.000            $11.423            55,399
         1999...........................................         $11.423            $13.153           140,249
         2000...........................................         $13.153            $12.467           250,767
         2001...........................................         $12.467            $11.564           373,878
         2002...........................................         $11.564            $ 8.506           503,816
         2003...........................................         $ 8.506            $10.606           616,212
         2004...........................................         $10.606            $11.229           691,609
         2005...........................................         $11.229            $11.432           739,699
Small Company Stock Portfolio
         1998...........................................         $10.000            $ 9.733            38,646
         1999...........................................         $ 9.733            $10.605            78,432
         2000...........................................         $10.605            $11.338           118,262
         2001...........................................         $11.338            $10.998           165,204
         2002...........................................         $10.998            $ 8.698           203,864
         2003...........................................         $ 8.698            $12.248           236,722
         2004...........................................         $12.248            $14.301           265,944
         2005...........................................         $14.301            $14.215           297,534
International Value Portfolio<F2>
         1999...........................................         $10.000            $11.925             6,860
         2000...........................................         $11.925            $11.314            26,819
         2001...........................................         $11.314            $ 9.672            56,210
         2002...........................................         $ 9.672            $ 8.363            79,758
         2003...........................................         $ 8.363            $11.234           101,663
         2004...........................................         $11.234            $13.282           126,127
         2005...........................................         $13.282            $14.641           155,871
FAM VARIABLE SERIES FUNDS, INC.
Mercury Basic Value V.I. Fund<F2>
         1999...........................................         $10.000            $ 9.973             4,710
         2000...........................................         $ 9.973            $11.067            17,180
         2001...........................................         $11.067            $11.366            66,644
         2002...........................................         $11.366            $ 9.207           153,166
         2003...........................................         $ 9.207            $12.085           257,674
         2004...........................................         $12.085            $13.223           386,872
         2005...........................................         $13.223            $13.409           530,030
Mercury Value Opportunities V.I. Fund
         1998...........................................         $10.000            $ 9.379             8,913
         1999...........................................         $ 9.379            $12.368            23,027
         2000...........................................         $12.368            $13.981            49,990
         2001...........................................         $13.981            $17.888           119,801
         2002...........................................         $17.888            $13.435           214,238
         2003...........................................         $13.435            $18.915           297,114
         2004...........................................         $18.915            $21.425           402,337
         2005...........................................         $21.425            $23.297           512,870
VANGUARD VARIABLE INSURANCE FUND
Total Bond Market Index Portfolio<F3>
         2005...........................................         $10.000            $ 9.990            61,452
Balanced Portfolio<F3>
         2005...........................................         $10.000            $10.463           122,880
Small Company Growth Portfolio<F3>
         2005...........................................         $10.000            $11.023            25,238
_______________

<F1>
      This sub-account began operations on May 1, 2001.
<F2>
      This sub-account began operations on May 1, 1999.
<F3>
      This sub-account began operations on May 1, 2005.


                          REVENUE SHARING ARRANGEMENTS

     We, or one or more of our affiliates, may receive additional cash payments from one or more of the portfolio companies in exchange for providing certain administrative services. In consideration for these payments, we agree to perform services such as shareholder servicing, sub-administration and record-keeping, as well as various other administrative services. These payments do not constitute payment in any manner for investment advisory services and are not otherwise related to investment advisory or distribution services or expenses. These payments are sometimes referred to as "revenue sharing." Our sales people do not receive any additional compensation for selling one sub-account over another, and they do not give any special preference to a fund just because that sub-account has a more favorable revenue sharing arrangement with us.

     In connection with your sub-account purchase, we, or one or more of our affiliates, are entitled to receive a percentage of the purchased sub-account's average daily net assets maintained for our policy holders. These percentages differ based upon the terms of our agreements with the companies as denoted below. We have entered into revenue sharing arrangements with the following companies:


Portfolio Company                                   Revenue Sharing %
-----------------                                   -----------------

Merrill Lynch Asset Management, L.P.         0.10%

American Century Investment Services, Inc.   0.20% on assets over $10 million

The Dreyfus Corporation                      0.15% on assets up to $25 million
                                             0.20% on assets over $25 million


                       THE AFADVANTAGE VARIABLE ANNUITY(R)

Owning an AFAdvantage Variable Annuity(R) Policy

     As the owner of an AFAdvantage Variable Annuity(R) policy, you have all the rights under the policy; however, you can name a new policy owner. A change of owner will revoke any prior designation of owner. Ownership changes must be sent to our home office on an acceptable form. The change will go into effect at the time the form is signed, subject to any payments we make or other actions we take before we record it. We will not be liable for any payment made or action taken before we record a change in ownership. The policy owner designated at the time the policy is issued will remain the owner unless changed. A change of ownership may be a taxable event. If your policy is issued pursuant to a qualified plan, your ability to change ownership may be limited.

     Spouses may own a policy jointly. Upon the death of either owner, the surviving spouse will be the primary beneficiary. If a non-spouse is designated as the beneficiary of a jointly owned policy, the designation will be treated as creating a contingent beneficiary unless otherwise indicated in a form we accept.

Naming a Beneficiary

     The beneficiary is the person or entity that you name to receive the benefit of your policy upon the death of the annuitant. If the beneficiary and the annuitant die at the same time, we will assume that the beneficiary died first for purposes of paying any death benefits.

     The beneficiary is named at the time the policy is issued, but you can change the beneficiary of your policy at any time during the annuitant's life unless you name that person as an irrevocable beneficiary. The interest of an irrevocable beneficiary cannot be changed without his or her consent. To change your beneficiary, you must send a request to our home office on a form we accept. The change will go into effect when signed, subject to any payments we make or action we take before we record the change. A change cancels all prior beneficiaries, except any irrevocable beneficiaries. The interest of the beneficiary will be subject to any assignment of the policy which is binding on us, and any annuity option in effect at the time of the annuitant's death.

Assigning the Policy

     During the annuitant's life, you can assign some or all of your rights under the policy to someone else. A signed copy of the assignment must be sent to our home office on a form we accept. The assignment will go into effect when it is signed, subject to any payments we make or other actions we take before we record it. We will not be liable for any payment made or action taken before we record an assignment. We are not responsible for the validity or effect of any assignment. If there are irrevocable beneficiaries, you need their consent before assigning your ownership rights in the policy. Any assignment made after the death benefit has become payable will be valid only with our consent. If the policy is assigned, your rights may only be exercised with the consent of the assignee of record. An assignment may be a taxable event.

     If the policy is issued pursuant to a qualified plan, your ability to assign it may be limited.

Voting Rights

     Although we legally own the portfolios' shares, we believe that we must get instructions from you and the other policy owners about how to vote the shares when a portfolio company solicits proxies in conjunction with a shareholder vote. When we receive your instructions, we will vote all of the shares we own in proportion to those instructions. If we determine that we are no longer required to seek the policy owners' instructions, we will vote the shares in our own right.

            HOW TO PURCHASE AN AFADVANTAGE VARIABLE ANNUITY(R) POLICY

Purchase Payments

     When you invest to buy a policy, you are making your initial purchase payment. Once we receive your initial purchase payment and application, we will issue your policy and allocate your initial purchase payment among the investment options according to your instructions within two business days. We will contact you if you do not provide all of the required information in your application. If we are unable to complete the initial application process within five business days, we will either return your money or get your permission to keep it until we obtain all of the necessary information. If we receive your purchase payment by 3:00 p.m., Central Time, we will apply same day pricing to determine the number of sub-account accumulation units to credit to your account. We reserve the right to reject any application or purchase payment. At the time you buy the policy, the annuitant cannot be older than 85 years old, or the maximum age permitted under state law.

     After your initial purchase payment, you may make purchase payments at any time during the accumulation phase. In accordance with the policy, these payments will be credited to your policy within one business day. The minimum amount of each purchase payment, including your initial payment, is $25. You may increase, decrease or change the amount of your purchase payments at any time, in accordance with the policy. Your policy will not lapse if no purchase payments are made in a policy year. All payment allocations among the investment options must be in whole percentages.

Accumulation Units

     Each sub-account has its own value. If you allocate your purchase payments to any of the variable investment options, the value of that portion of your policy will fluctuate depending upon the investment performance of the portfolio(s) corresponding with the sub-account(s) to which you allocated your purchase payments. (The same thing is not true if you invest solely in the Guaranteed Interest Account.) The value of your policy will also depend on the expenses of the policy. In order to keep track of the value of your interest in the sub-accounts during the accumulation phase, we use a measurement called an accumulation unit. We use this value to determine the number of sub-account accumulation units represented by your investment in a sub-account.

     We calculate the value of accumulation units after the New York Stock Exchange closes and then credit the participant account accordingly. On each day that both the New York Stock Exchange and American Fidelity Assurance Company are open, we determine the value of an accumulation unit for each sub-account by multiplying the accumulation unit value for the previous period by a factor for each sub-account for the current period. The factor for each sub-account is determined by:

     o dividing the value of the underlying portfolio share at the end of the current period, including the value of any dividends or gains per share for the current period, by the value of an underlying portfolio share for the previous period; and

     o subtracting from that amount any mortality and expense risk, administrative and distribution expense charges.

     The value of an accumulation unit relating to any sub-account may go up or down from day to day.

     When you make a purchase payment, we credit your policy with accumulation units using the accumulation unit value next determined after we receive the purchase payment. The number of accumulation units credited is determined by dividing the amount of the purchase payment allocated to a sub-account by the value of the accumulation unit for that sub-account.

     The following example illustrates how we calculate the number of accumulation units that should be credited to your participant account when you make a purchase payment.

Example

     On Thursday, we receive an additional purchase payment of $100 from you. You allocate this amount to the Dreyfus Stock Index Fund, Inc. When the New York Stock Exchange closes on that Thursday, we determine that a sub-account accumulation unit for The Dreyfus Stock Index Fund, Inc. is valued at $10.75. To determine the increased value of your policy, we divide $100 by $10.75 and credit your policy on Thursday night with 9.30 accumulation units for The Dreyfus Stock Index Fund, Inc. sub-account.

                       RECEIVING PAYMENTS FROM THE ANNUITY

Annuity Date

     Any time after you invest in a policy, you can select an annuity date, which is the month and year in which you will begin receiving regular monthly income payments from the annuity. You must notify us of your desired annuity date at least 30 days before you want to begin receiving annuity payments. You may change the annuity date by written request any time before the original annuity date. Any change must be requested at least 30 days before the new annuity date.

     The duration of your annuity period will impact the amount of your monthly annuity payments. Choosing an early annuity date may increase the duration of your annuity period, which will decrease the amount of your monthly annuity payments.

     The earliest date you may request commencement of your annuity payments is 30 days after we issue your annuity policy. The annuity date may not be later than your 85th birthday (or the annuitant's 85th birthday, if you are not the annuitant) or the maximum date permitted under state law, whichever is earlier. If your policy is issued pursuant to a qualified plan, you are generally required to select an annuity date that occurs by April 1 of the calendar year following either the calendar year in which you retire or the calendar year in which you turn 70 1/2, whichever comes later (or age 70 1/2 if the policy is issued pursuant to an Individual Retirement Annuity). In addition, the annuity date is subject to the limitations described under "Tax Treatment of Withdrawals -- Tax-Deferred Annuities and 401(k) Plans" on page 25 of this Prospectus, if the policy is issued pursuant to such an annuity or plan.

Selecting an Annuity Option

     We offer various income plans for your annuity payments. We call these annuity options. The annuity options allow you to choose the form of annuity payments you receive. In order to receive annuity payments under an annuity option, you must give us notice of the annuity option of your choice at least 30 days before the annuity date. If no option is selected, we will make annuity payments to you in accordance with Option 2 below. Prior to the annuity date, you may change the annuity option selected by written request. Any change must be requested at least 30 days prior to the annuity date. If an option is based on life expectancy, we will require proof of the payee's date of birth. If a policy is issued pursuant to a qualified plan, you may be required to obtain spousal consent to elect an annuity option other than a joint and survivor annuity.

     You can choose one of the following annuity options or any other annuity option acceptable to us. After annuity payments begin, you cannot change your annuity option.

------------------ --------------------- ---------------------------------------------------------------------

OPTION 1           Lifetime Only               We will make monthly payments during the life of the
                   Annuity               annuitant.  If this option is elected, payments will stop when the annuitant dies.
------------------ --------------------- ---------------------------------------------------------------------

OPTION 2           Lifetime Annuity            We will make monthly payments for the guaranteed period
                   with Guaranteed       selected, and thereafter during the life of the annuitant.  When
                   Periods               the annuitant dies, any amounts remaining under the guaranteed period selected will be distributed to the beneficiary at least as rapidly as they were being paid as of the date of the annuitant's death. The guaranteed period may be 10 years or 20 years.
------------------ --------------------- ---------------------------------------------------------------------

OPTION 3           Joint and Survivor          We will make monthly payments during the joint lifetime of
                   Annuity               two people, usually husband and wife.  Generally, when an annuity option is based on two lives instead of one, the amount of the monthly annuity income is less during the joint lifetime of the annuitants than it would be otherwise.  Payments will continue during the lifetime of the survivor of those two people and will be computed on the basis of 100%, 66 2/3% or 50% of the annuity payment in effect originally.  If the annuitants choose a reduced payment to the surviving annuitant, fixed annuity payments will be equal to 66 2/3% or 50%, as applicable, of the fixed annuity payment during the period while both annuitants were still living;
                                         while variable annuity payments will be determined using 66 2/3% or
                                         50%, as applicable of the number of annuity units credited to the participant as of the date of the death of the first annuitant.
------------------ --------------------- ---------------------------------------------------------------------

OPTION 4           Period Certain              We will make monthly payments for a specified period.  The specified period must be at least five years and cannot be more than 30 years.  This option is available as a fixed annuity only.
------------------ --------------------- ---------------------------------------------------------------------

Annuity Payments

     Annuity payments are paid in monthly installments. Annuity payments can be made under Options 1, 2 or 3 on a variable basis (which means they will be based on the investment performance of the variable investment options) and/or on a fixed basis (which means they will come from the Guaranteed Interest Account). Payments under Option 4 can only come from the Guaranteed Interest Account (fixed annuity). Depending on your election, the value of your policy (adjusted for the policy maintenance charge and any taxes) will be applied to provide the annuity payment. If no election has been made 30 days prior to the annuity date, amounts in the Guaranteed Interest Account will be used to provide a fixed annuity and amounts in the variable investment options will be used to provide a variable annuity.

     If you choose to have any portion of your annuity payments come from the variable investment options, the dollar amount of each of your monthly payments will depend upon three things:

     o the value of your policy in the variable investment options on the annuity date,

     o the assumed investment rate used in the annuity table for the policy, and

     o the performance of the portfolios that correspond with the sub-accounts you selected.


     More than one assumed investment rate is available. You may select either 1%, 3% or 5%. If one is not chosen, the assumed investment rate will be 3%. If the actual performance exceeds your chosen assumed investment rate, your annuity payments will increase. Similarly, if the actual rate is less than your chosen assumed investment rate, your annuity payments will decrease. If you choose a higher assumed investment rate, your initial annuity payment will be higher. Subsequent payments will be only slightly higher when actual performance (less any deductions and expenses) is more than the assumed rate and will decrease more rapidly when actual performance (less any deductions and expenses) is less than the assumed rate. The amount of the first annuity payment will depend on the annuity option elected and the age of the annuitant at the time the first payment is due.

                               INVESTMENT OPTIONS

     When you buy an AFAdvantage Variable Annuity(R) policy, you can allocate the money you invest under the policy to our Guaranteed Interest Account and any one or more of Separate Account B's sub-accounts. Each of the sub-accounts is a variable investment option and corresponds with one of the portfolios listed below. Additional sub-accounts may be available in the future.

---------------------------------------------------- -------------------------------- ----------------------------------------------
                                                                 TYPE OF                           INVESTMENT ADVISOR/
                    NAME                                    PORTFOLIO COMPANY                          SUB-ADVISOR
---------------------------------------------------- -------------------------------- ----------------------------------------------
American Fidelity Dual Strategy Fund, Inc.(R)        Open-end, diversified,           Advisor:  American Fidelity Assurance Company
(Call 800-662-1106 to request portfolio prospectus)  management investment company
                                                                                      Sub-Advisors:  Todd Investment Advisors,
                                                                                      Inc., Wedge Capital Management LLP, Quest
                                                                                      Investment Management, Inc. and The
                                                                                      Renaissance Group LLC
---------------------------------------------------- -------------------------------- ----------------------------------------------
American Century Variable Portfolios, Inc.           Open-end, management             Advisor for VP Balanced Fund, VP Capital
Portfolios available under AFAdvantage Variable      investment company offering      Appreciation Fund, VP Income and Growth Fund,
Annuity(R) policy:                                   one or more portfolios           and VP Ultra Fund:  American Century
o        VP Balanced Fund                            available under the              Investment Management, Inc.
o        VP Capital Appreciation Fund                AFAdvantage Variable Annuity(R)
o        VP Income & Growth Fund                                                      Advisor for VP International Fund:  American
o        VP Ultra(R) Fund                                                               Century Global Investment Management, Inc.
o        VP International Fund
(Call 800-345-6488 to request portfolio prospectus)                                   Sub-Advisor:  None
---------------------------------------------------- -------------------------------- ----------------------------------------------
The Dreyfus Socially Responsible                     Open-end, diversified,           Advisor:  The Dreyfus Corporation
 Growth Fund, Inc.                                   management investment company
(Call 800-554-4611 to request portfolio prospectus)                                   Sub-Advisor:  None
---------------------------------------------------- -------------------------------- ----------------------------------------------
The Dreyfus Stock Index Fund, Inc.                   Open-end management investment   Advisor:  The Dreyfus Corporation
(Call 800-554-4611 to request portfolio prospectus)  company
                                                                                      Index Fund Manager:  Mellon Equity Associates
                                                                                      (affiliate of The Dreyfus Corporation)

                                                                                      Sub-Advisor:  None
---------------------------------------------------- -------------------------------- ----------------------------------------------
Dreyfus Variable Investment Fund                     Open-end, management             Advisor:  The Dreyfus Corporation
Portfolios available under AFAdvantage Variable      investment company offering
Annuity(R) policy:                                   one or more portfolios           Sub-Advisor:  None
o        Growth and Income Portfolio                 available under the
o        Small Company Stock Portfolio               AFAdvantage Variable Annuity(R)
o        International Value Portfolio
(Call 800-554-4611 to request portfolio prospectus)
---------------------------------------------------- -------------------------------- ----------------------------------------------
Dreyfus Investment Portfolios                        Open-end, management             Advisor:  The Dreyfus Corporation
Portfolios available under AFAdvantage Variable      investment company offering
Annuity(R) policy:                                   one or more portfolios           Sub-Advisor:  None
o        Technology Growth Portfolio                 available under the
(Call 800-554-4611 to request portfolio prospectus)  AFAdvantage Variable Annuity(R)
---------------------------------------------------- -------------------------------- ----------------------------------------------
FAM Variable Series Funds, Inc.                      Open-end, management             Advisor:  Merrill Lynch Investment Managers,
Portfolios available under AFAdvantage Variable      investment company offering      L.P.
Annuity(R) policy:                                   one or more separate funds
o        Mercury Basic Value V. I. Fund              available under the              Sub-Advisor:  None
o        Mercury Value Opportunities V. I. Fund      AFAdvantage Variable Annuity(R)
(Call 800-MER-FUND (637-3863) to request portfolio
prospectus)
---------------------------------------------------- -------------------------------- ----------------------------------------------
Vanguard(R) Variable Insurance Fund                  Open-end management investment   Advisor of Vanguard VIF Total Bond Market
Portfolios available under AFAdvantage Variable      company offering one or more     Index Portfolio:  The Vanguard Group
Annuity(R)  policy:                                  portfolios available under the
o        Total Bond Market Index Portfolio           AFAdvantage Variable Annuity(R)  Sub-Advisor:  None
o        Balanced Portfolio
o        Small Company Growth Portfolio                                               Advisor of Vanguard VIF Balanced Portfolio:
(Call 800-210-6348 to request portfolio prospectus)                                   Wellington Management Company, LLP

                                                                                      Sub-Advisor:  None

                                                                                      Advisors of Vanguard VIF Small Company Growth
                                                                                      Portfolio:  Granahan Investment Management,
                                                                                      Inc., and Grantham, Mayo, Van Otterloo & Co.
                                                                                      LLC

                                                                                      Sub-Advisor:  None
---------------------------------------------------- -------------------------------- ----------------------------------------------


     Shares of each of the portfolio companies are issued and redeemed in connection with investments in and payments under certain variable annuity contracts and variable life insurance policies of various life insurance companies which may or may not be affiliated. None of the portfolio companies believe that offering its shares in this manner will be disadvantageous to you. Nevertheless, the board of trustees or the board of directors, as applicable, of each portfolio company intends to monitor events in order to identify any material irreconcilable conflicts which may possibly arise and in order to determine what action, if any, should be taken. If such a conflict were to occur, one or more of the insurance company separate accounts might withdraw their investments from a portfolio company. An irreconcilable conflict might result in the withdrawal of a substantial amount of a portfolio's assets which could adversely affect such portfolio's net asset value per share.

     You should read the prospectuses for the portfolios carefully before investing. The prospectuses contain detailed information about the investment options. You may get copies of the prospectuses by calling the telephone numbers set forth in the table on page 15. You can also get a copy of the Statement of Additional Information for any of the portfolios by calling the telephone numbers on the previous page, or by contacting us at the address and phone number on the cover of this prospectus.

     Interests in the Guaranteed Interest Account are not registered under the Securities Act of 1933 because of certain exemptive and exclusionary provisions. The Guaranteed Interest Account also is not registered as an investment company under the Investment Company Act of 1940. Accordingly, neither the Guaranteed Interest Account nor any interests in it are subject to the provisions of these Acts. The SEC staff has not necessarily reviewed the disclosure in this prospectus relating to the Guaranteed Interest Account. Disclosures regarding the Guaranteed Interest Account may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

Substitution

     At our discretion, we may substitute another eligible investment option for any one of the portfolios available under the AFAdvantage Variable Annuity(R) policy. If we decide to make a substitution, we will give you notice of our intention.

Transfers

     At your direction, we will make transfers between any of the investment options to which you have allocated money. We reserve the right to limit the number of transfers that may be made. All of the transfers you make in any one day count as one transfer. If you transfer funds between investment options, we will not be liable for transfers we make at your direction. All transfers must be in whole percentages. We reserve the right, at any time and without prior notice, to end, suspend or change the transfer privilege, in which case we will provide written notice of any such action.

     Transfers During the Accumulation Phase. If you make more than 12 transfers in a policy year, we will deduct a transfer fee. The fee is $25 per transfer or 2% of the amount transferred, whichever is less. In order to make a transfer, you must transfer at least $500 from the investment option from which you are making the transfer, unless the full amount of your participant account is valued at less than $500, in which case you must transfer the entire amount. All transfers must be in whole percentages.

     Transfers During the Annuity Phase. During the annuity phase, you may only make one transfer in each policy year. You may make transfers among the variable investment options or from any of the variable investment options to the Guaranteed Interest Account option. There is no transfer fee charged for the one transfer. You cannot make a transfer from the Guaranteed Interest Account Option to a variable investment option.

Automatic Dollar Cost Averaging

     Our automatic dollar cost averaging system allows you to transfer an established amount of money each quarter from one investment option to another. The minimum amount that may be transferred from an investment option in this way is $500. Only one investment option can be used as a source of the transfer. By transferring the same amount on a regular schedule instead of transferring the entire amount at one time, you may be less susceptible to the impact of market fluctuations. Automatic dollar cost averaging is only available during the accumulation phase. If you participate in automatic dollar cost averaging, the transfers made under the program are taken into account in determining any transfer fee.

Asset Rebalancing

     After you allocate your money to different investment options, the performance of the different investment options may cause the allocation of your total investment to shift. At your direction, we will automatically rebalance your policy to return it to your original percentage allocations. If you request our asset rebalance service, we will make any necessary transfers on the first day after the end of your policy year. Asset rebalancing is only available during the accumulation phase. If you participate in the asset rebalancing program, the transfers we make for you are taken into account in determining any transfer fee, however, no other fees are charged.

Frequent Purchases and Redemptions

     Market timing policies and procedures are designed to address the excessive short-term trading of investment company securities that may be harmful to the remaining policy owners. Although market timing by policy owners is generally not illegal, we are aware that successful market timers may, in some circumstances, make profits at the expense of passive policy owners who engage in various long-term or passive investment strategies.

     We have identified the possibility that policy owners may attempt to use market timing strategies in connection with Separate Account B, which includes variable investment options, as well as a fixed annuity account option. Market timing can be accomplished by switching back and forth between investment options. Market timing can make it very difficult for a portfolio company to manage an underlying portfolio's investments. Frequent transfers may cause a portfolio company to hold more cash than otherwise necessary, disrupt management strategies, increase transaction costs, or affect performance. For these reasons, the policy was not designed for persons who make programmed, large, or frequent transfers.

     In light of the risk posed to policy owners and other portfolio investors by market timing, we reserve the right, at any time and without prior notice, to end, suspend or change the ability of policy owners to transfer assets between investment options, as allowed by state law, if we detect suspicious transfer activity. In furtherance of this general authority to restrict transfers as described above, and without limiting other actions we may take in the future, we have adopted the following specific restrictions:

     o We assess a charge against policy owners who make transfers between investment options more than 12 times per year during the accumulation phase.

     o We only allow one transfer per year during the annuity phase (unless the policy owner has elected a fixed annuity option, in which case no transfers are allowed).

     o We may impose specific restrictions on transactions for certain investment options, including, but not limited to, the ability to suspend or terminate the offering of an investment option, based on the transfer restriction policies of the underlying portfolios. We may do so to conform to any present or future restriction that is imposed by any portfolio available under this policy.

     o    We do not accept telephone transactions.

     o We reserve the right to postpone payment from the Guaranteed Interest Account for a period of up to six months.

     o We have adopted a policy requiring our personnel to maintain a record of all orders received between 2:45 p.m. and 3:00 p.m. Central Time pursuant to individual wire transfer contributions, walk-in withdrawals and interfund transfer requests received by facsimile. This record is reviewed monthly and any suspicious patterns are reported and subjected to additional review.

     o If a policy owner attempts to avoid the restrictions on their ability to transfer among investment options by withdrawing funds and reinvesting, the policy owner will be assessed a withdrawal charge of up to 8% at the time of each withdrawal. While not designed specifically to discourage market timing activities these expenses have a tendency to discourage them.

Although we may exercise our discretion on a case-by-case basis, we anticipate applying our policies regarding frequent purchases and redemptions uniformly in all cases, absent exceptional circumstances, including uniform application to trades that occur through omnibus accounts at any intermediaries.

     Our transfer restrictions are designed to prevent excessive transfers. However, such restrictions are not capable of preventing every potential occurrence of excessive transfer activity.

                                    EXPENSES

     Some charges and expenses that exist in connection with the policy will reduce your investment return. You should carefully read this section for information about these expenses.

Insurance Charges

     We deduct insurance charges each day. We include the insurance charge deduction in our calculation of the value of the accumulation and annuity units. The insurance charges include:

o        mortality and expense risk;

o        administrative charge; and

o        distribution expense.

     Mortality and Expense Risk Charge. The mortality and expense risk charge is equal, on an annual basis, to 1.25% of the average daily value of the policy invested in a sub-account, after expenses are deducted. This charge also compensates us for all the insurance benefits provided by your policy, including the guarantee of annuity rates, the death benefits, and certain other expenses, related to the policy, and for assuming the risk that the current charges will not be sufficient in the future to cover the cost of administering the policy.

     Administrative Charge. The administrative charge is equal, on an annual basis, to .15% of the average daily value of the policy invested in a sub-account, after expenses are deducted. We may increase this charge, but it will never be more than .25% of the average daily value of your participant account invested in a sub-account. This charge, together with the policy maintenance charge described below, is for all the expenses associated with the policy's administration. Some examples of these expenses include: preparing the policy, confirmations, annual reports and statements, maintaining policy records, personnel costs, legal and accounting fees, filing fees, and computer and systems costs.

     Distribution Expense Charge. The distribution expense charge is equal, on an annual basis, to .10% of the average daily value of the policy invested in a sub-account, after expenses are deducted. We may increase this charge, but it will never be more than .25% of the average daily value of your participant account invested in a sub-account. This charge compensates us for the costs associated with distributing the policies.

Withdrawal Charge

     Any withdrawals you make may be subject to a withdrawal charge. The withdrawal charge compensates us for expenses associated with selling the policy. During the accumulation phase, you can make withdrawals from your policy in the manner described in "Withdrawals." During the first policy year, we charge a withdrawal fee for each withdrawal. After the first policy year, you may withdraw up to 10% of the value of your policy one time during each policy year without incurring a withdrawal charge. The free withdrawal cannot be carried forward from one policy year to the next. The withdrawal charge is a percentage of the amount withdrawn in excess of the free withdrawal amount as shown in the Fee Table on page 3.

     We calculate the withdrawal charge at the time of each withdrawal. The withdrawal charge will never exceed 8% of the total purchase payments. The charge for partial withdrawals will be deducted from the value of your policy remaining. No withdrawal charge will be applied when a death benefit is paid or we make a payment under any annuity option providing at least seven annual payments or 72 monthly payments.

     NOTE: For tax purposes, withdrawals are considered to have come from the last money you put into the policy. Accordingly, for tax purposes, earnings are considered to come out of your policy first. There are restrictions on when you can withdraw from a qualified plan known as a Section 403(b) tax-deferred annuity or a 401(k) plan. For more information, you should read "Taxes" beginning on page 23 and the related discussion in our Statement of Additional Information.

     We may reduce or eliminate the withdrawal charge if we sell the policy under circumstances which reduce its sales expenses. These circumstances might include a large group of individuals that intend to purchase the policy or a prospective purchaser who already has a relationship with us, including our officers, directors, etc. Any circumstances resulting in the reduction or elimination of the withdrawal charge requires our prior approval.

Transfer Charge

     There is no charge for the first 12 transfers in a policy year during the accumulation phase and no charge for the one transfer allowed each policy year during the annuity phase; thereafter, the fee is the lesser of $25 or 2% of the amount transferred, whichever is less. Systematic transfers occurring as a result of automatic dollar cost averaging or asset rebalancing are taken into account when determining any transfer fees assessed.

Policy Maintenance Charge and Portfolio Expenses

     We deduct $30 from your policy every year as a policy maintenance charge. Although we reserve the right to change the policy maintenance charge, it will never be more than $36 per year. The charge will be deducted pro-rata from the investment options you have chosen. During the accumulation phase, the policy maintenance charge will be deducted each year on your policy anniversary date. During the annuity phase, we will deduct the charge pro-rata from your annuity payments. If you make a total withdrawal any time other than on a policy anniversary date, the full policy maintenance charge will be deducted.

     There are also deductions from and expenses paid out of the assets of the various portfolios which are described in the prospectuses for the portfolios.

Taxes

     If we have to pay state or other governmental entity (e.g., municipalities) premium taxes or similar taxes relating to your policy, we will deduct the amount of the tax from your policy. Some of these taxes are due when the policy is issued; others are due when your annuity payments begin. We pay any premium taxes when they become payable to the states. Premium taxes generally range from 0% to 3.5%, depending on the state.

     We will also deduct from the policy any income taxes which we incur as a result of the policy. Currently, we are not making any such deductions.

                                  WITHDRAWALS

     You may withdraw cash from the annuity by redeeming all or part of the accumulation units in your participant account at any time before we begin making annuity payments to you. You can make partial and total withdrawals only during the accumulation phase of your policy. Any partial withdrawal must be at least $250, although we may make exceptions for hardship. The redemption value of your account is equal to the value of the accumulation units in your account next computed after we receive the request for withdrawal on a form we accept. The withdrawal charge, the policy maintenance charge and any taxes due will be deducted from the amount withdrawn before you receive it. We will deduct an equal dollar amount of the money you withdraw pro-rata from each of your investment options. If you do not want the withdrawal to come from each of your investment options equally, you must tell us using a form we accept. After a withdrawal, the value of your policy cannot be less than $100. Income taxes, tax penalties and certain restrictions may apply to any withdrawal you make.

     If you make a withdrawal request, and we receive your request prior to 3:00 p.m. Central Time, your withdrawal request will be processed on the same day. Withdrawal requests received after 3:00 p.m. Central Time will be processed on the next day. Withdrawal proceeds will be delivered to you by U.S. mail and, generally, will be delivered within three to five days of the date on which we receive your withdrawal request.

     Restrictions exist concerning when you can withdraw money from a qualified plan referred to as a 403(b) Tax-Deferred Annuity or 401(k) plan. For a more complete explanation, see "Taxes" and the discussion in our Statement of Additional Information.

Systematic Withdrawal Program

     After you have owned your policy for one year, you can participate in our systematic withdrawal program. If you participate in this program you cannot exercise the 10% free withdrawal option discussed on page 19. If you withdraw more than the 10% free withdrawal amount using the systematic withdrawal program, you will incur a withdrawal charge. During the policy year in which systematic withdrawals begin, the 10% free withdrawal amount will be based on the value of your policy on the business day before you request systematic withdrawals. After your first year in the withdrawal program, the free withdrawal amount will be based on the value of your policy on the most recent policy anniversary. Systematic withdrawals can be made monthly, quarterly or semi-annually. The $250 minimum withdrawal discussed above does not apply to withdrawals made under the systematic withdrawal program. We reserve the right to limit the terms and conditions under which systematic withdrawals can be elected and to stop offering any or all systematic withdrawals at any time. Income taxes and tax penalties may apply to systematic withdrawals.

Suspension of Payments or Transfers

     We may be required to suspend or postpone payments or withdrawals or transfers for any period when:

     o the New York Stock Exchange is closed (other than customary weekend and holiday closings);

     o    trading on the New York Stock Exchange is restricted;

     o an emergency exists as a result of which disposal of the fund shares is not reasonably practicable or we cannot reasonably value the fund shares; or

     o during any other period when, by order, the Securities and Exchange Commission permits such suspension or postponement for the protection of owners.

     We reserve the right to defer payment for a withdrawal or transfer from the Guaranteed Interest Account for the period permitted by law but not for more than six months.

                                      LOANS

     If you purchased your policy under a 403(b) tax-deferred annuity qualified plan and if your employer's plan allows, we may make a loan to you at any time before you begin receiving annuity payments; however, we will not make any loans during your first policy year. The value of your policy in the Guaranteed Interest Account serves as the security for the loan. The loan cannot be more than $50,000 or one-half of the value of your policy in the Guaranteed Interest Account, whichever amount is less. Under certain circumstances, the $50,000 limit may be reduced. The minimum loan we will make is $1,000. We can change this amount at our discretion.

     We charge an interest rate of 5% on any loans that you take against your policy. You may not make withdrawals while you have an outstanding loan against your policy.

     If you fail to make a loan payment before the end of the calendar quarter following the calendar quarter in which the payment was due, the outstanding balance of your loan will become due and payable. If the loan payment is not paid within the required time period, the loan balance plus interest will be considered to be in default and will be treated as taxable income to you for the tax year of the default. Satisfaction of any unpaid loan balance plus interest from the Guaranteed Interest Account will only occur when you qualify for a plan distribution under the federal tax guidelines. If the loan is in default and you do not yet qualify for a distribution to satisfy the outstanding loan balance, the loan will continue to accrue interest (but such interest accruals will not result in additional deemed distributions). Any amounts which may become taxable will be reported as plan distributions and will be subject to income tax and tax penalties, if applicable. There are special repayment guidelines available to you for personal or military leave. If a leave of absence is anticipated, you should contact us for assistance.

     Upon your death, any outstanding loan balance not yet reported to you as income will become taxable income to your estate. The beneficiary will receive the death benefit reduced by the loan balance. If annuity payments begin while there is an outstanding loan, the value of the Guaranteed Interest Account will be reduced by the loan balance.

                                  DEATH BENEFIT

Death Benefit Amount

     The death benefit will be the greater of: (1) the purchase payments you have made, less any money you have taken out and any applicable withdrawal charges; or (2) the value of your policy minus the policy maintenance charge and taxes, if any, determined on the business day we receive proof of death.

Death of Owner Before Annuity Date

     If you die before the annuity date, the death benefit will be paid to the beneficiary. When any joint owner dies, the surviving joint owner, if any, will be treated as the primary beneficiary. Any other person chosen as a beneficiary at the time of death will be treated as a contingent beneficiary. The death benefit will be paid under one of the death benefit options discussed below.

Death Benefit Options

     If you or any joint owner dies before the annuity date, a beneficiary who is not your spouse must elect the death benefit to be paid under one of the following options:

     o    lump sum payment;

     o payment of the entire death benefit within five years of the date of your death or the death of any joint owner; or

     o payments, beginning by the end of the year following the participant's death, for a period not to exceed the expected life of the beneficiary.

     Any portion of the death benefit not applied under an annuity option must be distributed within five years of the date of death.

     If the beneficiary is your spouse, he or she may:

     o choose to continue the policy in his or her own name at the current value of the policy;

     o    choose a lump sum payment of the death benefit; or

     o    apply the death benefit to an annuity option.

     If the deceased owner was also the annuitant and the spousal beneficiary continues the policy or applies the death benefit to an annuity option, the spousal beneficiary will become the new annuitant.

     If a lump sum payment is requested, we will pay the amount within seven days of receipt of proof of death and the election, unless the suspension or deferral of payments provision is in effect. Payment to the beneficiary (other than a lump sum payment) may only be elected during the 60 day period beginning with the date we receive proof of death. If the beneficiary does not select a payment method during the 60 day period after we receive proof of death, the death benefit will be paid in a lump sum.

Death of Annuitant Before the Annuity Date

     If you are not the annuitant and the annuitant dies before the annuity date, the death benefit will be paid to the beneficiary. The death benefit will be paid in a lump sum and must be paid in full within five years of the date of death. If the owner is a non-individual (e.g., a corporation), the death of the annuitant will be treated as the death of the owner.

Death of Owner After the Annuity Date

     If you, or any joint owner who is not the annuitant, dies during the annuity period, any remaining payments under the annuity option elected will continue at least as rapidly as they were being paid at your death or such joint owner's death. When any owner dies during the annuity period, the beneficiary becomes the owner. Upon the death of any joint owner during the annuity period, the surviving joint owner, if any, will be treated as the primary beneficiary. Any other beneficiary designation on record at the time of death will be treated as a contingent beneficiary.

Death of Annuitant After the Annuity Date

     If the annuitant dies on or after the annuity date, the death benefit, if any, will be as set forth in the annuity option elected. Death benefits will be paid at least as rapidly as they were being paid at the annuitant's death.


                                      TAXES

     The following general tax discussion is not intended as tax advice. You should consult your own tax advisor about your personal circumstances. We have included additional information regarding taxes in the Statement of Additional Information.

Annuity Policies in General

     The rules of the Internal Revenue Code of 1986, as amended (the "Code") which relate to annuities generally provide that you will not be taxed on any increase in the value of your policy until a distribution occurs -- either as a withdrawal or as annuity payments. Different rules exist regarding how you will be taxed depending on the distribution and the type of policy.

     You will be taxed on the amount of any withdrawal that is attributable to earnings. Different rules apply to annuity payments. A portion of each annuity payment you receive will be treated as a partial return of the money you invested to buy the policy. This amount will not be taxed (unless you paid for the policy on a pre-tax basis under a qualified plan). The remaining portion of the annuity payment will be treated as ordinary income. The amount of each annuity payment that is considered taxable or non-taxable depends upon the period over which the annuity payments are expected to be made. The entire amount of annuity payments received after you have received the full amount of the money you invested to buy the policy is considered income.

Tax Treatment of Withdrawals

     If you purchase a policy under a qualified plan, your policy is referred to as a qualified policy. Examples of qualified plans are Individual Retirement Annuities, including Roth IRAs; Tax Deferred Annuities (sometimes referred to as 403(b) Policies); H.R. 10 Plans (sometimes referred to as Keogh plans); and Corporate Pension and Profit Sharing/401(k) Plans.

     If you do not purchase the policy under a qualified plan, your policy is referred to as a non-qualified policy.

Non-Qualified Policies

     If you own a non-qualified policy and you make a withdrawal from the policy, the Internal Revenue Code treats the withdrawal as coming first from any earnings and then from the money you invested to pay for your policy, which we call your purchase payments. In most cases, withdrawn earnings are considered income.

     Any amount you receive which is considered income may be subject to a 10% tax penalty. Some distributions that are excepted from the 10% penalty are listed below:

     o distributions made on or after the date on which the taxpayer reaches age 59 1/2;

     o    distributions made on or after the policy holder dies;

     o distributions made when the taxpayer is disabled (as that term is defined in Section 72(m)(7) of the Code);

     o distributions made in a series of substantially equal payments made annually (or more frequently) for the life or life expectancy of the taxpayer or the joint lives (or joint life expectancies) of the taxpayer and his or her beneficiary;

     o under an immediate annuity contract (as that term is defined in Section 72(u)(4) of the Code); or

     o from amounts which come from purchase payments made before August 14, 1982.

Certain other exemptions may also be available.

     When a non-natural person, such as a corporation or certain other entities other than tax-qualified trusts, owns the policy, it will generally not be treated as an annuity for tax purposes. This means that any increase in the value of such a policy may be taxed as ordinary income every year.

     The policy provides that when the annuitant dies prior to the annuity date, a death benefit will be paid to the person designated as the beneficiary. If the owner of the policy is not the annuitant, such payments made when the annuitant dies do not qualify for the death of owner exception described above, and will be subject to the 10% tax penalty unless the beneficiary is 59 1/2 years old or one of the other exceptions to the penalty applies.

Qualified Policies

     The information above describing the taxation of non-qualified policies does not apply to qualified policies. If you make a withdrawal under a qualified policy the amount received is taxable based on the ratio of your cost basis to your total accrued benefit under the retirement plan. To the extent an exception does not apply, the Code imposes a 10% penalty tax on the taxable portion of any distribution from qualified retirement plans, including policies issued and qualified under Code Sections 403(b) (Tax-Deferred Annuities), 408 and 408A (Individual Retirement Annuities) and 401 (H.R. 10 and Corporate Pension and Profit Sharing/401(k) Plans). To the extent amounts are not includible in gross income because they have been properly rolled over to an IRA or to another eligible qualified plan, no tax penalty will be imposed. The tax penalty will not apply to distributions:

     o if the distribution is made on or after the date on which the owner or annuitant (as applicable) reaches age 59 1/2;

     o following the death or disability of the owner or annuitant (as applicable) (for this purpose disability is defined in Section 72(m)(7) of the Code);

     o made after separation from service (in the case of an Individual Retirement Annuity, a separation from service is not required), if the distributions are part of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the owner or annuitant (as applicable) or the joint lives (or joint life expectancies) of such person and his designated beneficiary;

     o to an owner or annuitant (as applicable) who has separated from service after he has turned 55, except in the case of an Individual Retirement Annuity;

     o made to the owner or annuitant (as applicable) to the extent such distributions do not exceed the amount allowable as a deduction under Code Section 213 to the owner or annuitant (as applicable) for amounts paid during the taxable year for medical care;

     o    made on account of a levy by the Internal Revenue Service under
          Section 6331 of the Code on a qualified retirement plan;

     o made to an alternate payee pursuant to a qualified domestic relations order, except in the case of an Individual Retirement Annuity;

     o from an IRA for the purchase of medical insurance (as described in Section 213(d)(1)(D) of the Code) for the owner or annuitant (as applicable) and his or her spouse and dependents if the owner or annuitant (as applicable) has received unemployment compensation for at least 12 weeks (this exception will no longer apply after the owner or annuitant (as applicable) has been re-employed for at least 60 days);

     o from an IRA made to the owner or annuitant (as applicable) to the extent such distributions do not exceed the qualified higher education expenses (as defined in Section 72(t) (7) of the Code) of such person for the taxable year; and

     o from an IRA made to the owner or annuitant (as applicable) which are qualified first-time home buyer distributions (as defined in Section 72(t) (8) of the Code).

     The Statement of Additional Information contains a more complete discussion of withdrawals from qualified policies.

Tax-Deferred Annuities and 401(k) Plans

     The Code limits the withdrawal of purchase payments made by owners from certain tax-deferred annuities. Withdrawals can only be made when an owner:

     o    reaches age 59 1/2;

     o    leaves his/her job;

     o    dies; or

     o    becomes disabled (as that term is defined in the Code).

     A withdrawal may also be made in the case of hardship; however, the owner can only withdraw purchase payments and not any earnings. Similar limitations apply to a policy issued pursuant to a 401(k) Plan.

Diversification

     The Code provides that the underlying investments for a variable annuity must satisfy certain diversification requirements in order to be treated as an annuity contract. We believe that all of the portfolios are being managed in such a way that they comply with the requirements.

     Neither the Code nor the Internal Revenue Service Regulations issued to date provide guidance as to the circumstances under which you, because of the degree of control you exercise over the underlying investments, and not American Fidelity, would be considered the owner of the shares of the portfolios. If you are considered the owner of the portfolios' shares, it will result in the loss of the favorable tax treatment for the policy. It is unknown to what extent under federal tax law owners are permitted to select portfolios, to make transfers among the portfolios or the number and type of portfolios for which owners may select. If any guidance is provided which is considered a new position, then the guidance would generally be applied prospectively. However, if such guidance is a position which is not new, it may be applied retroactively and you, as the owner of the policy, could be treated as the owner of the portfolios.

     Due to the uncertainty in this area, we reserve the right to modify the policy in an attempt to maintain favorable tax treatment.

                                OTHER INFORMATION

American Fidelity Assurance Company

     We are an Oklahoma stock life insurance company organized in 1960. We are licensed to conduct life, annuity and accident and health insurance business in forty-nine states and the District of Columbia. Our office is located at 2000 N. Classen Boulevard, Oklahoma City, Oklahoma 73106.

     We have been a wholly owned subsidiary of American Fidelity Corporation since 1974. The stock of American Fidelity Corporation is controlled by a family investment partnership, Cameron Enterprises, A Limited Partnership, an Oklahoma limited partnership. William M. Cameron and Lynda L. Cameron each own 50% of the common stock of Cameron Associates, Inc., the sole general partner of Cameron Enterprises A Limited Partnership. The address of both American Fidelity Corporation and Cameron Enterprises A Limited Partnership, is 2000 N. Classen Boulevard, Oklahoma City, Oklahoma 73106.

Separate Account B

     We established Separate Account B under Oklahoma insurance law in 1996 to hold the assets that underlie the AFAdvantage Variable Annuity(R) policies. The inception date for Separate Account B was October 27, 1997 when its registration with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940 became effective. The Separate Account is divided into 17 sub-accounts.

     We hold Separate Account B's assets in our name on behalf of Separate Account B, and those assets legally belong to us. Under Oklahoma law, however, those assets cannot be charged with liabilities that arise out of any other business that we conduct. All of the income, gains and losses (realized or unrealized) that result from the separate account's assets are credited to or charged against Separate Account B without regard to our other income, gains and losses. We are obligated to pay all benefits and make all payments under the AFAdvantage Variable Annuity(R).

Underwriter

     American Fidelity Securities, Inc., a wholly owned subsidiary of American Fidelity Assurance Company, is the principal underwriter for the annuity policies and acts as the distributor of the policies. The principal business address of American Fidelity Securities, Inc. is 2000 N. Classen Boulevard, Oklahoma City, Oklahoma 73106.

Legal Proceedings

     There are no pending material legal proceedings affecting us, Separate Account B or American Fidelity Securities, Inc.

Financial Statements

     Our financial statements and Separate Account B's financial statements are included in our Statement of Additional Information. The cover of this prospectus contains information about how to obtain our Statement of Additional Information.

                              TABLE OF CONTENTS OF
                     THE STATEMENT OF ADDITIONAL INFORMATION
                                                                           Page

General Information and History of American Fidelity Assurance Company.......1
Federal Tax Status...........................................................2
Annuity Provisions..........................................................11
Offering of the AFAdvantage Variable Annuity(R).............................12
Legal Opinions..............................................................12
Underwriter.................................................................12
Custodian and Independent Registered Public Accounting Firm.................12
Investment Consultant.......................................................13
Financial Statements........................................................13

________________________                                             PLACE
________________________                                             STAMP
________________________                                             HERE





                         American Fidelity Assurance Company
                         P.O. Box 25520
                         Oklahoma City, OK  73125-0520



                         Attention:  Annuity Services Department

Please send me the Statement of Additional Information for the following:

[ ] AFAdvantage Variable Annuity(R)      [ ] The Dreyfus Stock Index Fund, Inc.
[ ] American Fidelity Dual Strategy      [ ] Dreyfus Variable Investment Fund
    Fund, Inc.(R)                        [ ] Dreyfus Investment Portfolios
[ ] American Century Variable            [ ] FAM Variable Series
    Portfolios, Inc.                           Funds, Inc.
[ ] The Dreyfus Socially Responsible     [ ] Vanguard(R) Variable Insurance Fund
    Growth Fund, Inc.



Name     ________________________________________________________________
         (please print)
Address ________________________________________________________________

         ________________________________________________________________

         ________________________________________________________________

================================================================================

                         AFAdvantage Variable Annuity(R)

                                    issued by

                      American Fidelity Separate Account B

                                       and

                       American Fidelity Assurance Company


                       STATEMENT OF ADDITIONAL INFORMATION
                                   May 1, 2006


     This is not a prospectus. This Statement of Additional Information should be read in conjunction with the Prospectus dated May 1, 2006 for the AFAdvantage Variable Annuity(R).

     The Prospectus contains information that a prospective investor should know before investing. For a copy of the Prospectus,

          write to us at:                call us at:          e-mail us at:
          P.O. Box 25520                (800) 662-1106     va.help@af-group.com
Oklahoma City, Oklahoma 73125-0520

===============================================================================

                         AFAdvantage Variable Annuity(R)

                                    issued by

                      American Fidelity Separate Account B

                                       and

                       American Fidelity Assurance Company


                       STATEMENT OF ADDITIONAL INFORMATION
                                   May 1, 2006


                                TABLE OF CONTENTS

                                                                            Page
                                                                            ----

General Information and History of American Fidelity Assurance Company.......1
Federal Tax Status...........................................................2
Annuity Provisions..........................................................11
Offering of the AFAdvantage Variable Annuity(R).............................12
Legal Opinions..............................................................12
Underwriter.................................................................12
Custodian and Independent Registered Public Accounting Firm.................12
Investment Consultant.......................................................13
Financial Statements........................................................13

===============================================================================

                         AFAdvantage Variable Annuity(R)

                                    issued by

                      American Fidelity Separate Account B

                                       and

                       American Fidelity Assurance Company


                       STATEMENT OF ADDITIONAL INFORMATION
                                   May 1, 2006


===============================================================================

                       GENERAL INFORMATION AND HISTORY OF
                       AMERICAN FIDELITY ASSURANCE COMPANY

     American Fidelity Assurance Company, which was organized in Oklahoma in 1960, is a wholly owned subsidiary of American Fidelity Corporation, an insurance holding company. The stock of American Fidelity Corporation is controlled by a family investment partnership, Cameron Enterprises A Limited Partnership, an Oklahoma limited partnership. William M. Cameron and Lynda L. Cameron each own 50% of the common stock of Cameron Associates, Inc., the sole general partner of Cameron Enterprises A Limited Partnership.

                               FEDERAL TAX STATUS

     NOTE: The following description is based upon American Fidelity Assurance Company's understanding of current federal income tax law applicable to annuities in general. American Fidelity Assurance Company cannot predict the probability that any changes in such laws will be made. Purchasers are cautioned to seek competent tax advice regarding the possibility of such changes. American Fidelity Assurance Company does not guarantee the tax status of the policies. Purchasers bear the complete risk that the policies may not be treated as "annuity contracts" under federal income tax laws. It should be further understood that the following discussion is not exhaustive and that special rules not described herein may be applicable in certain situations. Moreover, no attempt has been made to consider any applicable state or other tax laws.

General

     Section 72 of the Internal Revenue Code of 1986, as amended (the "Code") governs taxation of annuities in general. An owner (other than a corporation or other non-natural person) is not taxed on increases in the value of a policy until distribution occurs, either in the form of a lump sum payment or as annuity payments under the annuity option elected. For a lump sum payment received as a total surrender (total redemption) or death benefit, the recipient is taxed on the portion of the payment that exceeds the cost basis of the policy. For non-qualified policies, this cost basis is generally the purchase payments, while for qualified policies there may be no cost basis. The taxable portion of the lump sum payment is taxed at ordinary income tax rates.

     For annuity payments, a portion of each payment in excess of an exclusion amount is includible in taxable income. The exclusion amount for payments based on a fixed annuity option is determined by multiplying the payment by the ratio that the cost basis of the policy (adjusted for any period certain or refund feature) bears to the expected return under the policy. The exclusion amount for payments based on a variable annuity option is determined by dividing the cost basis of the policy (adjusted for any period certain or refund feature) by the number of years over which the annuity is expected to be paid. The exclusion amount for payments made from a policy issued pursuant to a qualified plan is generally determined by dividing the cost-basis of the policy by the anticipated number of payments to be made under the policy. Payments received after the investment in the policy has been recovered (i.e., when the total of the excludable amounts equal the investment in the policy) are fully taxable. The taxable portion is taxed at ordinary income rates. For certain types of qualified plans there may be no cost basis in the policy within the meaning of
Section 72 of the Code. Owners, annuitants and beneficiaries under the policies should seek competent financial advice about the tax consequences of any distributions.

     American Fidelity Assurance Company is taxed as a life insurance company under the Code. For federal income tax purposes, Separate Account B is not a separate entity from American Fidelity Assurance Company, and its operations form a part of American Fidelity Assurance Company.

Diversification

     Section 817(h) of the Code imposes certain diversification standards on the underlying assets of variable annuity contracts. The Code provides that a variable annuity contract will not be treated as an annuity contract for any period (and any subsequent period) for which the investments are not adequately diversified in accordance with regulations prescribed by the United States Treasury Department (the "Treasury Department"). Disqualification of the policy as an annuity contract would result in imposition of federal income tax to the policy owner with respect to earnings allocable to the policy prior to the receipt of payments under the policy. The Code contains a safe harbor provision which provides that annuity contracts such as the policies meet the diversification requirements if, as of the end of each quarter, the underlying assets meet the diversification standards for a regulated investment company and no more than fifty-five percent (55%) of the total assets consist of cash, cash items, U.S. government securities and securities of other regulated investment companies.

     On March 2, 1989, the Treasury Department issued regulations (Treas. Reg. 1.817-5) which established diversification requirements for the investment portfolios underlying variable contracts such as the policies. The regulations amplify the diversification requirements for variable contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under the regulations, an investment portfolio will be deemed adequately diversified if: (1) no more than 55% of the value of the total assets of the portfolio is represented by any one investment; (2) no more than 70% of the value of the total assets of the portfolio is represented by any two investments; (3) no more than 80% of the value of the total assets of the portfolio is represented by any three investments; and (4) no more than 90% of the value of the total assets of the portfolio is represented by any four investments.

     The Code provides that for purposes of determining whether or not the diversification standards imposed on the underlying assets of variable contracts by Section 817(h) of the Code have been met, "each United States government agency or instrumentality shall be treated as a separate issuer."

     American Fidelity Assurance Company intends that all funds underlying the policies will be managed by the investment advisors in such a manner as to comply with these diversification requirements.

     The Treasury Department has indicated that the diversification regulations do not provide guidance regarding the circumstances in which owner control of the investments of Separate Account B will cause the owner to be treated as the owner of the assets of Separate Account B, thereby resulting in the loss of favorable tax treatment for the policy. At this time it cannot be determined whether additional guidance will be provided and what standards may be contained in such guidance.

     The amount of owner control which may be exercised under the policy is different in some respects from the situations addressed in published rulings issued by the Internal Revenue Service in which it was held that the policy owner was not the owner of the assets of the separate account. It is unknown whether these differences, such as the owner's ability to transfer among investment choices or the number and type of investment choices available, would cause the owner to be considered as the owner of the assets of Separate Account B resulting in the imposition of federal income tax to the owner with respect to earnings allocable to the policy prior to receipt of payments under the policy.

     In the event any forthcoming guidance or ruling is considered to set forth a new position, such guidance or ruling will generally be applied only prospectively. However, if such ruling or guidance was not considered to set forth a new position, it may be applied retroactively resulting in the owner being retroactively determined to be the owner of the assets of Separate Account B.

     Due to the uncertainty in this area, American Fidelity Assurance Company reserves the right to modify the policy in an attempt to maintain favorable tax treatment.

Multiple Policies

     The Code provides that multiple non-qualified annuity contracts which are issued within a calendar year period to the same contract owner by one company or its affiliates are treated as one annuity contract for purposes of determining the tax consequences of any distribution. Such treatment may result in adverse tax consequences, including more rapid taxation of the distributed amounts from such combination of contracts. Owners should consult a tax advisor prior to purchasing more than one non-qualified annuity contract in any calendar year period.

Policies Owned By Other Than Natural Persons

     Under Section 72(u) of the Code, the investment earnings on purchase payments for the policies will be taxed currently to the owner if the owner is a non-natural person, e.g., a corporation or certain other entities. Such policies generally will not be treated as annuities for federal income tax purposes. However, this treatment is not applied to policies held by a trust or other entity as an agent for a natural person nor to policies held by qualified plans. Purchasers should consult their own tax counsel or other tax advisor before purchasing a policy to be owned by a non-natural person.

Tax Treatment of Assignments

     An assignment or pledge of a policy may be a taxable event. Owners should therefore consult competent tax advisors should they wish to assign or pledge their policies.

Income Tax Withholding

     All distributions or the portion thereof which is includible in the gross income of the owner are subject to federal income tax withholding. Generally, amounts are withheld from periodic payments at the same rate as wages and at the rate of 10% from non-periodic payments. However, the owner, in most cases, may elect not to have taxes withheld or to have withholding done at a different rate.

     Certain distributions from retirement plans qualified under Section 401 or
Section 403(b) of the Code, which are eligible for a direct rollover but are not directly rolled over to another eligible retirement plan or individual retirement account or individual retirement annuity, are subject to a mandatory 20% withholding for federal income tax. The 20% withholding requirement generally does not apply to: (a) a series of substantially equal payments made at least annually for the life or life expectancy of the participant or joint and last survivor expectancy of the participant and a designated beneficiary, or for a specified period of 10 years or more; (b) distributions which are required minimum distributions; (c) hardship withdrawals; or (d) the portion of the distributions not includible in gross income (i.e., returns of after-tax contributions). Participants should consult their own tax counsel or other tax advisor regarding withholding requirements.

Tax Treatment of Withdrawals -- Non-Qualified Policies

     The following discussion in this section explains how the general principles of tax-deferred investing apply to a non-qualified policy when the owner of such policy is a natural person. As described above, different rules may apply to an owner of a non-qualified policy that is not a natural person, such as a corporation. The discussion assumes at all times that the non-qualified policy will be treated as an "annuity policy" under the Code.

Tax Treatment of Withdrawals, Surrenders and Distributions

     The cost basis of a non-qualified policy is generally the sum of the purchase payments for the policy. The taxpayer will generally have to include in income the portion of any payment from a non-qualified policy that exceeds the portion of the cost basis (or principal) of the policy which is allocable to such payment. The difference between the cost basis and the value of the non-qualified policy represents the increase in the value of the policy. The taxable portion of a payment from a non-qualified policy is generally taxed at the taxpayer's marginal income tax rate.

     Partial Withdrawals. A partial withdrawal refers to a withdrawal from a non-qualified policy that is less than its total value and that is not paid in the form of an annuity. Usually, a partial withdrawal of the value of a non-qualified policy will be treated as coming first from earnings (which represent the increase in the value of the policy). This portion of the withdrawal will be included in the taxpayer's income. After the earnings portion is exhausted, the remainder of the partial withdrawal will be treated as coming from the taxpayer's principal in the policy (generally the sum of the purchase payments). This portion of the withdrawal will not be included in income. If the non-qualified policy contains investments made prior to August 14, 1982, a partial withdrawal from the policy will be treated, to the extent it is allocable to such pre-August 14, 1982 investments, as coming first from principal and then, only after the principal portion is exhausted, from earnings.

     Surrenders. If a taxpayer surrenders a non-qualified policy and receives a lump sum payment of its entire value, the portion of the payment that exceeds the taxpayer's then remaining cost basis in the policy will be included in income. The taxpayer will not include in income the part of the payment that is equal to the cost basis.

Tax Treatment of Annuity Payments

     If a taxpayer receives annuity payments from a non-qualified policy, a fixed portion of each payment is generally excludable from income as a tax-free recovery of cost basis in the policy and the balance is included in income. The portion of the payment that is excludable from income is determined under detailed rules provided in the Code (which in general terms determine such excludable amount by dividing the cost basis in the policy at the time the annuity payments begin by the expected return under the policy). If the annuity payments continue after the cost basis has been recovered, the additional payments will generally be included in full in income.

Penalty Tax on Distributions

     Generally, a penalty equal to 10% of the amount of any payment that is includable in the taxpayer's income will apply to any distribution received from a non-qualified policy in addition to ordinary income tax. This 10% penalty will not apply, however, if the distribution meets certain conditions. Some of the distributions that are excepted from the 10% penalty are listed below:

     o A distribution that is made on or after the date the taxpayer reaches age 59 1/2;

     o    A distribution that is made on or after the death of the owner;

     o A distribution that is made when the taxpayer is disabled (as that term is defined in Section 72(m)(7) of the Code);

     o A distribution that is made as part of a series of substantially equal periodic payments which are made at least annually for the taxpayer's life (or life expectancy) or the joint lives (or joint life expectancies) of the taxpayer and his joint beneficiary;

     o A part of a distribution that is attributable to investment in the policy prior to August 14, 1982; and

     o A distribution that is paid as an immediate annuity (as that term is defined in Section 72(u)(4) of the Code).

Required Distributions

     To qualify as an "annuity policy" under the Code, a non-qualified policy must meet certain distribution requirements. Generally, if the owner/annuitant dies before annuity payments begin, the amounts accumulated under the non-qualified policy either must be distributed within 5 years of death or must begin to be paid within one year of death under a method that will pay the entire value of the policy over the life (or life expectancy) of the beneficiary under the policy. Special rules apply, however, if the beneficiary under the policy is the surviving spouse of the owner. If the owner's spouse is the beneficiary under the policy, these rules involving required distributions in the event of death will be applied as if the surviving spouse had been the original owner of the policy. If the owner/annuitant dies after annuity payments have begun, payments generally must continue at least as rapidly as under the method in effect at death (unless such method provides that payments stop at death). Payments made upon the death of the annuitant who is not the owner of the policy do not qualify for the death of the owner exception to the 10% penalty tax described above, unless another exception applies.

     The above information does not apply to qualified policies. However, separate tax withdrawal penalties and restrictions apply to such qualified policies. (See "Tax Treatment of Withdrawals - Qualified Policies.")

Qualified Plans

     The policies offered by the prospectus are designed to be suitable for use under various types of qualified plans. Because of the minimum purchase payment requirements, the policies may not be appropriate for some periodic payment retirement plans. Taxation of participants in each qualified plan varies with the type of plan and terms and conditions of each specific plan. Owners, annuitants and beneficiaries are cautioned that benefits under a qualified plan may be subject to the terms and conditions of the plan regardless of the terms and conditions of the policies issued pursuant to the plan. Some retirement plans are subject to distribution and other requirements that are not incorporated into American Fidelity Assurance's administrative procedures. Owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the policies comply with applicable law. Following are general descriptions of the types of qualified plans with which the policies may be used. Such descriptions are not exhaustive and are for general informational purposes only. The tax rules regarding qualified plans are very complex and will have differing applications, depending on individual facts and circumstances. Each purchaser should obtain competent tax advice prior to purchasing a policy issued under a qualified plan.

     Policies issued pursuant to qualified plans include special provisions restricting policy provisions that may otherwise be available and described in this Statement of Additional Information. Generally, policies issued pursuant to qualified plans are not transferable except upon surrender or annuitization. Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations. Furthermore, certain withdrawal penalties and restrictions may apply to surrenders from qualified policies. (See "Tax Treatment of Withdrawals - Qualified Policies.")

Tax-Deferred Annuities

     Section 403(b) of the Code permits the purchase of "tax-deferred annuities" by public schools and certain charitable, educational and scientific organizations described in Section 501(c)(3) of the Code. These qualifying employers may make contributions to the policies for the benefit of their employees. Such contributions are not includable in the gross income of the employee until the employee receives distributions from the policy. The amount of contributions to the tax-deferred annuity is limited to certain maximums imposed by the Code. Furthermore, the Code sets forth additional restrictions governing such items as transferability, distributions, nondiscrimination and withdrawals. (See "Tax Treatment of Withdrawals - Qualified Policies" and "Tax-Deferred Annuities and 401(k) Plans - Withdrawal Limitations.") Employee loans are allowed under these policies. Any employee should obtain competent tax advice as to the tax treatment and suitability of such an investment and the tax consequences of loans.

Roth Contributions

     Beginning in 2006, the Code allows individuals to make elective contributions on an after-tax basis to a 403(b) Tax Deferred Annuity and a tax-qualified plan with a 401(k) feature if permitted under the terms of the employer's plan or policies. These contributions are added to pre-tax employee contributions for purposes of the individual's elective deferral limits of the Code. Roth contributions and their earnings will be accounted for separately from pre-tax contributions.

     Qualified distributions from designated Roth accounts are free from federal income tax. A qualified distribution requires that an individual has held the designated Roth account for at least five years and, in addition, that the distribution is made either after the individual reaches age 59 1/2 or on the individual's death or disability. The 10% penalty tax and the regular exceptions to the 10% penalty tax apply to taxable distributions from a Roth account. Amounts may be rolled over from an individual's designated Roth account to another designated Roth account or a Roth IRA established for the individual.

     Currently, we do not permit designated Roth contributions to this policy. However, we may permit policy owners to make Roth contributions in the future.

Individual Retirement Annuities

     Section 408(b) of the Code permits eligible individuals to contribute to an individual retirement program known as an "Individual Retirement Annuity" ("IRA"). Under applicable limitations, certain amounts may be contributed to an IRA which may be deductible from the individual's gross income. These IRAs are subject to limitations on eligibility, contributions, transferability and distributions. (See "Tax Treatment of Withdrawals - Qualified Policies.") Under certain conditions, distributions from other IRAs and other qualified plans may be rolled over or transferred on a tax-deferred basis into an IRA. Sales of policies for use with IRAs are subject to special requirements imposed by the Code, including the requirement that certain informational disclosure be given to persons desiring to establish an IRA. Purchasers of policies to be qualified as Individual Retirement Annuities should obtain competent tax advice as to the tax treatment and suitability of such an investment.

Roth IRAs

     Beginning in 1998, individuals may purchase a new type of non-deductible IRA, known as a Roth IRA. Purchase payments for a Roth IRA are limited to a maximum of $4,000 per year for 2006 ($5,000 for individuals who are at least 50 years of age). Lower maximum limitations apply to individuals with adjusted gross incomes between $95,000 and $110,000 in the case of single taxpayers, between $150,000 and $160,000 in the case of married taxpayers filing joint returns, and between $0 and $10,000 in the case of married taxpayers filing separately. An overall $4,000 annual limitation continues to apply to all of a taxpayer's IRA contributions, including Roth IRAs and traditional IRAs. Additional catch-up contributions are permitted under certain circumstances.

     Qualified distributions from Roth IRAs are free from federal income tax. A qualified distribution requires that an individual has held the Roth IRA for at least five years and, in addition, that the distribution is made either after the individual reaches age 59 1/2; on the individual's death or disability; or as a qualified first-time home purchase, subject to a $10,000 lifetime maximum, for the individual, a spouse, child, grandchild, or ancestor. Any distribution which is not a qualified distribution is taxable to the extent of earnings in the distribution. Distributions are treated as made from contributions first and therefore no distributions are taxable until distributions exceed the amount of contributions to the Roth IRA. The 10% penalty tax and the regular IRA exceptions to the 10% penalty tax apply to taxable distributions from a Roth IRA.

     Amounts may be rolled over from one Roth IRA to another Roth IRA. Furthermore, an individual may make a rollover contribution from a non-Roth IRA to a Roth IRA, unless the individual has adjusted gross income over $100,000 or the individual is a married taxpayer filing a separate return. The individual must pay tax on any portion of the IRA being rolled over that represents income or a previously deductible IRA contribution.

     Purchasers of policies to be qualified as a Roth IRA should obtain competent tax advice as to the tax treatment and suitability of such an investment.

H.R. 10 Plans

     Section 401 of the Code permits self-employed individuals to establish qualified plans for themselves and their employees, commonly referred to as "H.R. 10" or "Keogh" plans. Contributions made to the plan for the benefit of the employees will not be included in the gross income of the employees until distributed from the plan. The tax consequences to participants may vary depending upon the particular plan design. However, the Code places limitations and restrictions on all plans including on such items as: amount of allowable contributions; form, manner and timing of distributions; transferability of benefits; vesting and nonforfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. (See "Tax Treatment of Withdrawals - Qualified Policies.") Purchasers of policies for use with an H.R. 10 Plan should obtain competent tax advice as to the tax treatment and suitability of such an investment.

Corporate Pension and Profit Sharing/401(k) Plans

     Generally, Sections 401(a) and 401(k) of the Code permit non-governmental employers to establish various types of tax-deferred retirement plans for employees. These retirement plans may permit the purchase of the policies to provide benefits under the plan. Contributions to the plan for the benefit of employees will not be includible in the gross income of the employees until distributed from the plan. The tax consequences to participants may vary depending upon the particular plan design. However, the Code places limitations and restrictions on all plans including on such items as: amount of allowable contributions; form, manner and timing of distributions; transferability of benefits; vesting and nonforfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. (See "Tax Treatment of Withdrawals - Qualified Policies.") Purchasers of policies for use with Corporate Pension or Profit Sharing/401(k) Plans should obtain competent tax advice as to the tax treatment and suitability of such an investment.

Tax Treatment of Withdrawals -- Qualified Policies

     The following discussion explains how the general principles of tax-deferred investing apply to policies issued pursuant to qualified plans.

Special Tax Treatment for Lump Sum Distributions from a Corporate Pension or Profit Sharing/401(k) or H.R. 10 Plan

     If the taxpayer receives an amount from a Policy issued pursuant to a Corporate Pension or Profit Sharing/401(k) or H.R. 10 Plan and the distribution qualifies as a lump sum distribution under the Code, the portion of the distribution that is included in income may be eligible for special tax treatment. The plan administrator should provide the taxpayer with information about the tax treatment of a lump sum distribution at the time the distribution is made.

Special Rules for Distributions that are Rolled Over

     In addition, special rules apply to a distribution from a Policy that relates to a Corporate Pension or Profit Sharing/401(k) or H.R. 10 Plan or a
Section 403(b) Tax-Sheltered Annuity if the distribution is properly rolled over in accordance with the provisions of the Code. These provisions contain various requirements, including the requirement that the rollover be made directly from the distributing plan or within 60 days of receipt to an "eligible retirement plan" which includes the following:

     o a traditional individual retirement arrangement under Section 408 of the Code;

     o another Code Section 401(a) Corporate Pension or Profit Sharing/401(k) or H.R. 10 Plan or an annuity plan under Section 403(a) of the Code;

     o a Section 403(b) Plan or to a 457(b) Governmental Deferred Compensation Plan.

     These special rules only apply to distributions that qualify as "eligible rollover distributions" under the Code. Eligible rollover distributions are subject to a mandatory 20% federal tax withholding unless the eligible rollover distribution is transferred to an eligible retirement plan in a trustee to trustee rollover. In general, a distribution from a Corporate Pension or Profit Sharing/401(k) or H.R. 10 Plan, IRA, Section 403(b) Plan or governmental 457(b) plan will be an eligible rollover distribution EXCEPT to the extent:

     o It represents the return of "after-tax" contributions or is not otherwise includable in income (unless the distribution is rolled over to a traditional individual retirement arrangement under Section 408 of the Code, a Corporate Pension Profit Sharing/401(k) or H.R.10 Plan and certain requirements are met);

     o It is part of a series of payments made for the taxpayer's life (or life expectancy) or the joint lives (or joint life expectancies) of the taxpayer and his Beneficiary under the plan or for a period of more than ten years;

     o It is a required minimum distribution under Section 401(a)(9) of the Code as described below; or

     o    It is made from a Plan by reason of a hardship.

     Required minimum distributions under Section 401(a)(9) include the following required payments:

     o If the plan is an Individual Retirement Annuity, payments required by the April 1 following the calendar year in which the taxpayer reaches age 70 1/2 or any later calendar year; and

     o If the plan is a Corporate Pension or Profit Sharing/401(k), H.R. 10, Tax-Sheltered Annuity, or 457(b) Deferred Compensation Plan (and if the taxpayer does not own more than 5% of the employer maintaining the applicable plan), payments are required by the later of the April 1 following the calendar year in which the taxpayer reaches age 70 1/2 or the calendar year the taxpayer terminates employment with the employer or for any later calendar year. The above rule for IRAs applies to taxpayers who are more than 5% owners.

     The administrator of the applicable qualified plan should provide additional information about these rollover tax rules when a distribution is made.

Distributions in the Form of Annuity Payments

     If any distribution is made from a qualified policy issued pursuant to a qualified plan and is made in the form of annuity payments (and is not eligible for rollover or is not in any event rolled over), a fixed portion of each payment is generally excludable from income for federal income tax purposes to the extent it is treated as allocable to the taxpayer's "after-tax" contributions to the policy (and any other cost basis in the Policy). To the extent the payment exceeds such portion, it is includable in income. The portion of the annuity payment that is excludable from income is determined under detailed rules provided in the Code. In very general terms, these detailed rules determine such excludable amount by dividing the "after-tax" contributions and other cost basis in the policy at the time the annuity payments begin by the anticipated number of payments to be made under the policy. If the annuity payments continue after the number of anticipated payments has been made, such additional payments will generally be included in full in income.

Penalty Tax on Withdrawals

     Generally, there is a penalty tax equal to 10% of the portion of any payment from a qualified policy that is included in income. This 10% penalty will not apply if the distribution meets certain conditions. Some of the distributions that are excepted from the 10% penalty are listed below:

     o A distribution that is made on or after the date the taxpayer reaches age 59 1/2;

     o A distribution that is properly rolled over to a traditional IRA or to another eligible employer plan or account;

     o    A distribution that is made on or after the death of the owner;

     o A distribution that is made when the taxpayer is totally disabled (as defined in Section 72(m)(7) of the Code);

     o A distribution that is made as part of a series of substantially equal periodic payments which are made at least annually for the taxpayer's life (or life expectancy) or the joint lives (or joint life expectancies) of the taxpayer and his joint beneficiary under the qualified policy (and, with respect to qualified policies issued pursuant to Corporate Pension and Profit Sharing/401(k) or H.R. 10 Plans, which begin after the taxpayer separates from service with the employer maintaining the plan);

     o A distribution that is made by reason of separation from service with the employer maintaining the applicable plan during or after the calendar year in which the taxpayer reaches age 55;

     o A distribution that is made to the taxpayer to the extent it does not exceed the amount allowable as a deduction for medical-care under
          Section 213 of the Code (determined without regard to whether the taxpayer itemizes deductions);

     o A distribution that is made to an alternate payee pursuant to a qualified domestic relations order (that meets the conditions of Section 414(p) of the Code) (not applicable to Individual Retirement Annuities);

     o Distributions from an IRA for the purchase of medical insurance (as described in Section 213(d)(1)(D) of the Code) for the owner or annuitant (as applicable) and his or her spouse and dependents if the owner or annuitant (as applicable) has received unemployment compensation for at least 12 weeks (this exception will no longer apply after the owner or annuitant (as applicable) has been re-employed for at least 60 days);

     o Distributions from an IRA made to the owner or annuitant (as applicable) to the extent such distributions do not exceed the qualified higher education expenses (as defined in Section 72(t)(7) of the Code) of the owner or annuitant (as applicable) for the taxable year; and

     o Distributions from an IRA made to the owner or annuitant (as applicable) which are qualified first-time home buyer distributions (as defined in Section 72(t)(8) of the Code).

Required Distributions

     Distributions from a policy issued pursuant to a qualified plan (other than a Roth IRA) must meet certain rules concerning required distributions that are set forth in the Code. Such rules are summarized below:

     o Required distributions generally must start by April 1 of the calendar year following the calendar year in which the taxpayer reaches age 70 1/2; and

     o If the qualified plan is a Corporate Pension or Profit Sharing/401(k), H.R. 10, or 403(b) Tax-Sheltered Annuity Plan and the taxpayer does not own more than 5% of the employer maintaining the plan, the required distributions generally do not have to start until April 1 of the calendar year following the later of the calendar year in which the taxpayer reaches age 70 1/2 or the calendar year in which the taxpayer terminates employment with the employer and

     o When distributions are required under the Code, a certain minimum amount, determined under the Code, must be distributed each year.

     In addition, other rules apply under the Code to determine when and how required minimum distributions must be made in the event of the taxpayer's death. The applicable plan documents will contain such rules.

Tax-Deferred Annuities and 401(k) Plans -- Withdrawal Limitations

     The Code limits the withdrawal of amounts attributable to contributions made pursuant to a salary reduction agreement (as defined in Section 403(b)(11) or 401(k) of the Code) to circumstances only when the Owner: (1) attains age 59 1/2; (2) separates from service; (3) dies; (4) becomes disabled (within the meaning of Section 72(m)(7) of the Code); or (5) incurs a hardship. However, withdrawals for hardship are restricted to the portion of the owner's policy value which represents contributions by the owner and does not include any investment results. The limitations on withdrawals apply only to salary reduction contributions made after the end of the plan year beginning in 1988, and to income attributable to such contributions and to income attributable to amounts held as of the end of the plan year beginning in 1988.

     The limitations on withdrawals do not affect rollovers and transfers between certain qualified plans. Owners should consult their own tax counsel or other tax advisor regarding any distributions.

Tax-Deferred Annuities/Loans

     If a policy is issued pursuant to a 403(b) Tax-Deferred Annuity, the owner may take a loan under the policy if the employer's plan allows, at any time before annuity payments begin. However, no loans will be made during the first policy year. The security for the loan will be the value of the policy invested in the guaranteed interest account. The loan cannot be more than the lesser of $50,000 or one-half of the value of the policy in the guaranteed interest account. Under certain circumstances, the $50,000 limit may be reduced. The minimum loan amount is $1,000 (which can be changed at our discretion). You may not make withdrawals while you have an outstanding loan against your policy.

     If a loan payment is not made before the end of the calendar quarter following the calendar quarter in which the payment was due, the outstanding loan balance (principal plus interest) will become due and payable. If the loan payment is not repaid within such time period, the loan balance plus interest will be considered in default and will be treated as taxable income for the tax year of the default. Satisfaction of any unpaid loan balance plus interest from the guaranteed interest account will only occur when the taxpayer qualifies for a plan distribution under the Code. If the loan is in default and the taxpayer does not yet qualify for a distribution to satisfy the outstanding loan balance, the loan will continue to accrue interest (but such interest accruals will not result in additional deemed distributions). A loan is treated as a distribution for tax purposes to the extent the loan amount exceeds the lesser of: (1) the greater of 50% of the Owner's vested account balance or $10,000; or (2) $50,000, reduced by the Owner's highest outstanding loan balance during the preceding 12-month period. If all or a portion of a loan is treated as a distribution, any amounts which are treated as distributions may become taxable and will be subject to income tax and penalties, if applicable.

Tax Deferred Annuities/Trustee to Trustee Transfers to Purchase Permissive Service Credit

     If a policy is issued pursuant to a 403(b) Tax-Deferred Annuity, the owner may direct a trustee-to-trustee transfer to a defined benefit governmental plan to purchase permissive service credit with the governmental defined benefit plan.

                               ANNUITY PROVISIONS

Variable Annuity Payout

     An owner may elect a variable annuity payout. Variable annuity payments reflect the investment performance of the underlying portfolios in accordance with the allocation of the value of the policy to the variable annuity options during the annuity period. Variable annuity payments are not guaranteed as to dollar amount.

     American Fidelity Assurance Company will determine the number of annuity units payable for each payment by dividing the dollar amount of the first annuity payment by the annuity unit value for each applicable sub-account on the annuity date. This sets the number of annuity units for each applicable sub-account. The number of annuity units payable remains the same unless an owner transfers a portion of the annuity benefit to another variable investment option or to the fixed annuity option. The dollar amount is not fixed and will change from month to month, depending on the annuity unit value.

     The dollar amount of the variable annuity payments for each applicable sub-account after the first payment is determined by multiplying the fixed number of annuity units per payment in each sub-account by the annuity unit value for the last valuation period of the month preceding the month for which the payment is due. This result is the dollar amount of the payment for each applicable sub-account. The total dollar amount of each variable annuity payment is the sum of all variable annuity payments reduced by the applicable portion of the policy maintenance charge.

Variable Annuity Unit

     The value of an annuity unit for each sub-account was arbitrarily set initially at $10. The annuity unit value at the end of any subsequent valuation period is determined as follows:

     o The net investment factor for the current valuation period is multiplied by the value of the annuity unit for the sub-account for the immediately preceding valuation period; and

     o The result is then divided by the assumed investment rate factor which equals 1.00 plus the assumed investment rate for the number of days since the preceding valuation date.

     An owner can choose either a 1%, 3%, or 5% assumed investment rate. If one is not chosen, the assumed investment rate will be 3%.

     The assumed investment rate is the assumed rate of return used to determine the first annuity payment for a variable annuity option. A higher assumed investment rate will result in a higher first payment; whereas, choosing a lower assumed investment rate will result in a lower first payment. Payments will increase whenever the actual return exceeds the chosen rate and payments will decrease whenever the actual return is less than the chosen rate.

Fixed Annuity Payout

     The dollar amount of each fixed annuity payment will not vary. The guaranteed annuity payment is based on the guaranteed interest rate stated in the policy issued.

     American Fidelity Assurance Company is currently offering one form of a policy for Separate Account B which provides for a guaranteed minimum interest rate of 3%. Under this policy, the dollar amount of each fixed annuity payment will be at least as great as that determined in accordance with the 3% annuity table. However, we may begin offering another form of the policy for Separate Account B which provides for a guaranteed minimum interest rate of 1%. If this occurs, the 1% guaranteed minimum interest rate would only apply to new contracts issued from that time forward.

     The 1% guaranteed minimum interest rate policy, if offered, is an annual indexed rate determined as the lesser of 3% per annum and the five year Constant Maturity Treasury Rate reported by the Federal Reserve over a three month average, reduced by 1.25% rounded to the nearest .05%. Each year on November 1, we will calculate the guaranteed minimum interest rate to take effect on the following January 1st.

     Under this indexed policy form, the guaranteed minimum interest rate could change each year during the accumulation period. After election of an annuity payout option, the guaranteed rate for the Annuity Income Period will be locked in at the minimum guaranteed rate in effect at the time the election is made. Under this policy, the guaranteed minimum interest rate will never be less than 1%.

                 OFFERING OF THE AFADVANTAGE VARIABLE ANNUITY(R)

     American Fidelity Separate Account B offers the AFAdvantage Variable Annuity(R) primarily to public school educators in grades K-12 (including school administrators and staff) in order to address their retirement savings and other insurance product needs. This is accomplished by our sales representatives meeting directly with such educators.

                                 LEGAL OPINIONS

     McAfee & Taft A Professional Corporation, Oklahoma City, Oklahoma, has provided advice on certain matters relating to the federal securities and income tax laws in connection with the policies.

                                   UNDERWRITER

     American Fidelity Securities, Inc., a wholly owned subsidiary of American Fidelity Assurance Company, is the principal underwriter for the annuity policies and acts as the distributor of the policies. The policies are offered on a continuous basis. The aggregate underwriting commissions paid to and retained by American Fidelity Securities in connection with Separate Account B for 2003, 2004, and 2005 were $613,362, $668,173, and $796,430, respectively.

           CUSTODIAN AND INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

     The name and address of the person who maintains physical possession of the accounts, books and other documents of American Fidelity Separate Account B required by Section 31(a) of the Investment Company Act of 1940 is David R. Carpenter, Executive Vice President and Treasurer of American Fidelity Assurance Company, 2000 N. Classen Boulevard, Oklahoma City, Oklahoma 73106.

     The financial statements of American Fidelity Separate Account B that are included in this Statement of Additional Information by amendment have been audited by KPMG LLP, independent registered public accounting firm. KPMG LLP's address is 700 Oklahoma Tower, Oklahoma City, Oklahoma 73102.

                              INVESTMENT CONSULTANT

     Asset Services Company, L.L.C., 5101 N. Classen Blvd., Suite 600, Oklahoma City, Oklahoma 73118, acts as an investment consultant for the registrant and American Fidelity Assurance Company. Under the investment consultant agreement, from time to time, Asset Services provides certain reports and information to Separate Account B and American Fidelity Assurance Company. Asset Services is an indirect subsidiary of American Fidelity Corporation, which owns 100% of American Fidelity Assurance Company.

     American Fidelity Assurance Company, the separate account's depositor, pays all of Asset Services' compensation for services provided to Separate Account B. Asset Services received $1,613, $0, and $0 for services performed with regard to Separate Account B in 2003, 2004, and 2005, respectively.

                              FINANCIAL STATEMENTS

     Following are the financial statements of Separate Account B and American Fidelity Assurance Company. The consolidated financial statements of American Fidelity Assurance Company included herein should be considered only as bearing upon the ability of American Fidelity Assurance Company to meet its obligations under the policies; they should not be considered as bearing on the investment performance of the assets held in Separate Account B.

                      AMERICAN FIDELITY SEPARATE ACCOUNT B

                              Financial Statements

                                December 31, 2005

     (With Report of Independent Registered Public Accounting Firm Thereon)

             Report of Independent Registered Public Accounting Firm


Board of Directors
American Fidelity Assurance Company, and
Contract Owners
American Fidelity Separate Account B:


We have audited the accompanying statements of assets and liabilities of the Socially Responsible Growth, Stock Index, Growth and Income, Small Company Stock, International Value, Technology Growth, Value Opportunities V.I. (formerly Small Cap Value V.I.), Basic Value V.I., VP Balanced, VP Capital Appreciation, VP Income and Growth, VP Ultra, VP International, Dual Strategy Fund, U.S. Government, Capital Appreciation, AMT Balanced, AMT Growth, Total Bond Market Index, VNG Balanced, and VNG Small Company segregated subaccounts of American Fidelity Separate Account B as of December 31, 2005, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of Account B's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Investments owned at December 31, 2005 were verified by confirmation with the underlying funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the aforementioned segregated Subaccounts of American Fidelity Separate Account B as of December 31, 2005, and the results of their operations for the year then ended, the changes in their net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.


                                            KPMG LLP

January 20, 2006
Oklahoma City, Oklahoma

                                                AMERICAN FIDELITY SEPARATE ACCOUNT B
                                                Statements of Assets and Liabilities
                                                          December 31, 2005
                                                                                Segregated Subaccounts
                                                   ---------------------------------------------------------------------------------
                                                    Socially                     Growth         Small
                                                   Responsible      Stock          and         Company    International  Technology
                                                     Growth         Index        Income         Stock         Value        Growth
                                                     ------         -----        ------         -----         -----        ------
Investments:
  Dreyfus Socially Responsible Growth Fund, Inc.
    (664,263 shares at net asset value of $26.08
     per share) (cost $18,147,216)                 $17,323,975
  Dreyfus Stock Index Fund (1,095,517 shares
    at net asset value of $31.82 per share)
    (cost $32,859,188)                                            34,859,341
  Dreyfus Variable Investment Funds:
     Growth and Income Portfolio (387,552
       shares at net asset value of $21.82
       per share) (cost $8,172,949)                                              8,456,394
     Small Company Stock Portfolio (194,281
       shares at net asset value of $21.77
       per share) (cost $3,453,916)                                                            4,229,488
     International Value Portfolio (130,477
       shares at net asset value of $17.49
       per share) (cost $1,747,718)                                                                          2,282,037
  Dreyfus Investment Portfolios:
     Technology Growth Portfolio (149,038
       shares at net asset value of $9.05
       per share) (cost $1,184,577)                                                                                        1,348,798
                                                   -----------   -----------   -----------   -----------   -----------   -----------
              Total assets                          17,323,975    34,859,341     8,456,394     4,229,488     2,282,037     1,348,798
              Total liabilities                             --            --            --            --            --            --
                                                   -----------   -----------   -----------   -----------   -----------   -----------
Net assets                                         $17,323,975    34,859,341     8,456,394     4,229,488     2,282,037     1,348,798
                                                   ===========   ===========   ===========   ===========   ===========   ===========
Accumulation units outstanding                       1,649,194     2,710,155       739,699       297,534       155,871       184,657
Net asset value per unit                           $    10.505        12.862        11.432        14.215        14.641         7.304

See accompanying notes to financial statements.


                                                                 AMERICAN FIDELITY SEPARATE ACCOUNT B
                                                                 Statements of Assets and Liabilities
                                                                           December 31, 2005
                                                                                          Segregated Subaccounts
                                                                                 -----------------------------------------
                                                                                       Value
                                                                                   Opportunities             Basic
                                                                                        V.I.               Value V.I.
                                                                                 -------------------   -------------------
Investments:
     Merrill Lynch Variable Series Funds:
        Value Opportunities V.I. Fund  (479,268 shares at net
           asset value of $24.93 per share) (cost $11,556,589)                  $     11,948,153
        Basic Value V.I. Fund (481,185 shares at net
           asset value of $14.77 per share) (cost $6,676,550)                                                7,107,102
                                                                                 -------------------   -------------------
                 Total assets                                                         11,948,153             7,107,102
                 Total liabilities                                                            --                     --
                                                                                 -------------------   -------------------
Net assets                                                                      $     11,948,153             7,107,102
                                                                                 ===================   ===================
Accumulation units outstanding                                                           512,870               530,030
Net asset value per unit                                                        $         23.297                13.409

See accompanying notes to financial statements.


                                                AMERICAN FIDELITY SEPARATE ACCOUNT B
                                                Statements of Assets and Liabilities
                                                          December 31, 2005
                                                                               Segregated Subaccounts
                                                  ---------------------------------------------------------------------------------
                                                                     VP            VP                                        Dual
                                                     VP            Capital     Income and         VP           VP          Strategy
                                                  Balanced       Appreciation    Growth          Ultra    International      Fund
                                                  --------       ------------    ------          -----    -------------      ----
Investments:
  American Century Variable Portfolios:
    VP Balanced (323,670 shares at net asset
      value of $7.50 per share) (cost $2,139,563) $ 2,427,530
    VP Capital Appreciation (91,115 shares at
      net asset value of $9.35 per share)
      (cost $670,122)                                               851,928
    VP Income and Growth (177,161 shares at net
      asset value of $7.51 per share)
      (cost $1,142,015)                                                         1,330,476
    VP Ultra (156,818 shares at net asset value
      of $10.38 per share) (cost $1,423,253)                                                  1,627,770
    VP International Value (77,586 shares at
      net asset value of $8.23 per share)
      (cost $513,748)                                                                                         638,531
  American Fidelity Dual Strategy Fund, Inc.
    (1,537,159 shares at net asset value of
    $10.36 per share) (cost $15,104,516)                                                                                 15,928,039
                                                  -----------   -----------   -----------   -----------   -----------   -----------
             Total assets                           2,427,530       851,928     1,330,476     1,627,770       638,531    15,928,039
             Total liabilities                             --            --            --            --            --            --
                                                  -----------   -----------   -----------   -----------   -----------   -----------
Net assets                                        $ 2,427,530       851,928     1,330,476     1,627,770       638,531    15,928,039
                                                  ===========   ===========   ===========   ===========   ===========   ===========
Accumulation units outstanding                        214,586        88,216       125,355       176,091        62,264     1,716,657
Net asset value per unit                          $    11.313         9.657        10.614         9.244        10.255         9.279

See accompanying notes to financial statements.


                                                AMERICAN FIDELITY SEPARATE ACCOUNT B
                                                Statements of Assets and Liabilities
                                                          December 31, 2005
                                                                              Segregated Subaccounts
                                                      -----------------------------------------------------------------------------
                                                         U.S.              Capital               AMT                   AMT
                                                      Government<F1>    Appreciation<F1>      Balanced<F1>          Growth<F1>
                                                      --------------    ----------------      ------------          ----------
Investments:
  Federated Insurance Series Trust:
     Federated Fund for U.S. Government
       Securities II (0 shares)                    $              --
     Federated Fund Capital Appreciation Fund II
       (0 shares)                                                                    --
  Neuberger Berman Advisers Management Trust:
     AMT Balanced Portfolio (0 shares)                                                                     --
     AMT Growth Portfolio (0 shares)                                                                                            --
                                                   -----------------   -----------------   -------------------   -----------------
              Total assets                                        --                  --                    --                  --
              Total liabilities                                   --                  --                    --                  --
                                                   -----------------   -----------------   -------------------   -----------------
Net assets                                         $              --                  --                    --                  --
                                                   =================   =================   ===================   =================
Accumulation units outstanding                                    --                  --                    --                  --
Net asset value per unit                           $              --                  --                    --                  --

<F1>
     As of May 1, 2005 these segregated subaccounts are no longer investment options of the separate account and were closed as of
     July 25, 2005. See accompanying notes to financial statements.


                                                AMERICAN FIDELITY SEPARATE ACCOUNT B
                                                Statements of Assets and Liabilities
                                                          December 31, 2005
                                                                                       Segregated Subaccounts
                                                                   ---------------------------------------------------------------
                                                                       Total Bond               VNG                VNG Small
                                                                      Market Index            Balanced              Company
                                                                   -------------------   -------------------   -------------------
Investments:
        Vanguard Total Bond Market Index (54,767 shares at net
           asset value of $11.21 per share) (cost $610,665)       $        613,933
        Vanguard Balanced (67,526 shares at net
           asset value of $19.04 per share) (cost $1,246,228)                                  1,285,687
        Vanguard Small Company (14,186 shares at net
           asset value of $19.61 per share) (cost $267,422)                                                            278,194
                                                                   -------------------   -------------------   -------------------
                 Total assets                                              613,933             1,285,687               278,194
                 Total liabilities                                              --                    --                    --
                                                                   -------------------   -------------------   -------------------
Net assets                                                        $        613,933             1,285,687               278,194
                                                                   ===================   ===================   ===================
Accumulation units outstanding                                              61,452               122,880                25,238
Net asset value per unit                                          $          9.990                10.463                11.023

See accompanying notes to financial statements.


                                                AMERICAN FIDELITY SEPARATE ACCOUNT B
                                                      Statements of Operations
                                                    Year ended December 31, 2005
                                                                             Segregated Subaccounts
                                              --------------------------------------------------------------------------------------
                                                Socially                      Growth           Small
                                              Responsible        Stock          and           Company    International  Technology
                                                Growth           Index        Income           Stock         Value        Growth
                                                ------           -----        ------           -----         -----        ------
Net investment income (loss):
  Investment income distribution from
    underlying mutual fund                    $        --        527,057       108,435             --             --             --
                                              -----------    -----------   -----------    -----------    -----------    -----------
  Less expenses:
     Mortality and risk                           205,730        400,317        99,577         48,979         23,705         14,479
     Administration                                24,688         48,038        11,949          5,878          2,845          1,737
     Distribution                                  16,458         32,025         7,966          3,918          1,896          1,158
                                              -----------    -----------   -----------    -----------    -----------    -----------
       Total expenses                             246,876        480,380       119,492         58,775         28,446         17,374
                                              -----------    -----------   -----------    -----------    -----------    -----------
       Net investment income (loss)              (246,876)        46,677       (11,057)       (58,775)       (28,446)       (17,374)
                                              -----------    -----------   -----------    -----------    -----------    -----------
Realized gains (losses) on investments:
  Realized gains distributions
     from underlying mutual fund                       --             --            --        179,770         24,026             --
                                              -----------    -----------   -----------    -----------    -----------    -----------
  Proceeds from sales                             702,828        539,945       378,709        175,074         99,354        108,580
  Cost of investments sold                        688,075        506,183       360,242        163,721         89,794        101,088
                                              -----------    -----------   -----------    -----------    -----------    -----------
                                                   14,753         33,762        18,467         11,353          9,560          7,492
                                              -----------    -----------   -----------    -----------    -----------    -----------
       Net realized gains (losses) on
         investments                               14,753         33,762        18,467        191,123         33,586          7,492
                                              -----------    -----------   -----------    -----------    -----------    -----------
Unrealized appreciation (depreciation) on
  investments, end of year                       (823,241)     2,000,153       283,445        775,571        534,320        164,221
Unrealized appreciation (depreciation) on
  investments, beginning of year               (1,427,663)     1,006,914       132,806        922,507        335,065        111,650
                                              -----------    -----------   -----------    -----------    -----------    -----------
        Change in unrealized appreciation
          (depreciation) on investments           604,422        993,239       150,639       (146,936)       199,255         52,571
                                              -----------    -----------   -----------    -----------    -----------    -----------
        Net increase (decrease) in net assets
          from operations                     $   372,299      1,073,678       158,049        (14,588)       204,395         42,689
                                              ===========    ===========   ===========    ===========    ===========    ===========

See accompanying notes to financial statements.


                                       AMERICAN FIDELITY SEPARATE ACCOUNT B
                                             Statements of Operations
                                           Year ended December 31, 2005
                                                                                 Segregated Subaccounts
                                                                        -----------------------------------------
                                                                              Value
                                                                          Opportunities             Basic
                                                                               V.I.               Value V.I.
                                                                        -------------------   -------------------
Net investment income (loss):
     Investment income distribution from underlying
        mutual fund                                                    $         31,563                96,674
                                                                        -------------------   -------------------
     Less expenses:
        Mortality and risk                                                      124,236                75,359
        Administration                                                           14,908                 9,043
        Distribution                                                              9,939                 6,029
                                                                        -------------------   -------------------
                 Total expenses                                                 149,083                90,431
                                                                        -------------------   -------------------
                 Net investment income (loss)                                  (117,520)                6,243
                                                                        -------------------   -------------------
Realized gains (losses) on investments:
     Realized gains distributions
        from underlying mutual fund                                           1,575,106               509,218
                                                                        -------------------   -------------------
     Proceeds from sales                                                        198,359               218,071
     Cost of investments sold                                                   187,851               199,599
                                                                        -------------------   -------------------
                                                                                 10,508                18,472
                                                                        -------------------   -------------------
                 Net realized gains (losses) on investments                   1,585,614               527,690
                                                                        -------------------   -------------------
Unrealized appreciation (depreciation) on investments,
     end of year                                                                391,564               430,552
Unrealized appreciation (depreciation) on investments,
     beginning of year                                                          905,088               825,533
                                                                        -------------------   -------------------
                 Change in unrealized appreciation
                    (depreciation) on investments                              (513,524)             (394,981)
                                                                        -------------------   -------------------
                 Net increase (decrease) in net assets
                    from operations                                    $        954,570               138,952
                                                                        ===================   ===================

See accompanying notes to financial statements.


                                              AMERICAN FIDELITY SEPARATE ACCOUNT B
                                                    Statements of Operations
                                                  Year ended December 31, 2005
                                                                            Segregated Subaccounts
                                                  ----------------------------------------------------------------------------
                                                                 VP            VP                                       Dual
                                                     VP        Capital      Income and      VP           VP           Strategy
                                                  Balanced   Appreciation    Growth        Ultra     International      Fund
                                                  --------   ------------    ------        -----     -------------      ----
Net investment income (loss):
  Investment income distribution from
    underlying mutual fund                        $ 36,834           --        18,694           --         4,486       193,980
                                                  --------     --------      --------     --------      --------      --------
  Less expenses:
    Mortality and risk                              26,822        8,207        13,774       17,229         5,896       184,038
    Administration                                   3,219          985         1,653        2,067           707        22,085
    Distribution                                     2,146          657         1,102        1,378           472        14,723
                                                  --------     --------      --------     --------      --------      --------
      Total expenses                                32,187        9,849        16,529       20,674         7,075       220,846
                                                  --------     --------      --------     --------      --------      --------
      Net investment income (loss)                   4,647       (9,849)        2,165      (20,674)       (2,589)      (26,866)
                                                  --------     --------      --------     --------      --------      --------
Realized gains (losses) on investments:
  Realized gains distributions
    from underlying mutual fund                        783           --            --           --            --            --
                                                  --------     --------      --------     --------      --------      --------
  Proceeds from sales                              182,461       44,642        31,286       81,819        21,577       358,556
  Cost of investments sold                         164,257       40,419        28,544       77,385        19,893       338,292
                                                  --------     --------      --------     --------      --------      --------
                                                    18,204        4,223         2,742        4,434         1,684        20,264
                                                  --------     --------      --------     --------      --------      --------
      Net realized gains (losses) on
        investments                                 18,987        4,223         2,742        4,434         1,684        20,264
                                                  --------     --------      --------     --------      --------      --------
Unrealized appreciation (depreciation) on
  investments, end of year                         287,967      181,806       188,461      204,517       124,783       823,523
Unrealized appreciation (depreciation) on
  investments, beginning of year                   236,043       45,344       156,377      168,914        59,464       460,932
                                                  --------     --------      --------     --------      --------      --------
      Change in unrealized appreciation
         (depreciation) on investments              51,924      136,462        32,084       35,603        65,319       362,591
                                                  --------     --------      --------     --------      --------      --------
      Net increase (decrease) in net assets
         from operations                          $ 75,558      130,836        36,991       19,363        64,414       355,989
                                                  ========     ========      ========     ========      ========      ========

See accompanying notes to financial statements.


                                              AMERICAN FIDELITY SEPARATE ACCOUNT B
                                                    Statements of Operations
                                                  Year ended December 31, 2005
                                                                                    Segregated Subaccounts
                                                                ----------------------------------------------------------------
                                                                    U.S.           Capital            AMT               AMT
                                                                Government<F1>  Appreciation<F1>   Balanced<F1>      Growth<F1>
                                                                --------------  ----------------   ------------      ----------
Net investment income (loss):
  Investment income distribution from underlying
     mutual fund                                                 $    93,916            1,838               --               --
                                                                  ----------       ----------       ----------       ----------
  Less expenses:
     Mortality and risk                                               17,293            1,242            5,068            2,400
     Administration                                                    2,075              149              608              288
     Distribution                                                      1,384               99              405              192
                                                                  ----------       ----------       ----------       ----------
       Total expenses                                                 20,752            1,490            6,081            2,880
                                                                  ----------       ----------       ----------       ----------
       Net investment income (loss)                                   73,164              348           (6,081)          (2,880)
                                                                  ----------       ----------       ----------       ----------
Realized gains (losses) on investments:
  Realized gains distributions
     from underlying mutual fund                                          --               --               --               --
                                                                  ----------       ----------       ----------       ----------
  Proceeds from sales                                              2,604,291          206,678          800,190          403,051
  Cost of investments sold                                         2,647,701          187,123          717,607          323,586
                                                                  ----------       ----------       ----------       ----------
                                                                     (43,410)          19,555           82,583           79,465
                                                                  ----------       ----------       ----------       ----------
     Net realized gains (losses) on investments                      (43,410)          19,555           82,583           79,465
                                                                  ----------       ----------       ----------       ----------
Unrealized appreciation (depreciation) on investments,
  end of year                                                             --               --               --               --
Unrealized appreciation (depreciation) on investments,
  beginning of year                                                   11,760           19,804           56,081           56,539
                                                                  ----------       ----------       ----------       ----------
     Change in unrealized appreciation
        (depreciation) on investments                                (11,760)         (19,804)         (56,081)         (56,539)
                                                                  ----------       ----------       ----------       ----------
     Net increase (decrease) in net assets
        from operations                                          $    17,994               99           20,421           20,046
                                                                  ==========       ==========       ==========       ==========

<F1>
     As of May 1, 2005 these segregated subaccounts are no longer investment options of the separate account and were closed as of July 25, 2005. See accompanying notes to financial statements.


                                                AMERICAN FIDELITY SEPARATE ACCOUNT B
                                                      Statements of Operations
                                                    Year ended December 31, 2005
                                                                                     Segregated Subaccounts
                                                                -------------------------------------------------------------------
                                                                     Total Bond                                        Small
                                                                  Market Index<F2>             Balanced<F2>          Company<F2>
                                                                ----------------------    -------------------   -------------------
Net investment income (loss):
     Investment income distribution from underlying
        mutual fund                                            $                --                     --                    --
                                                                ----------------------    -------------------   -------------------
     Less expenses:
        Mortality and risk                                                   2,961                  5,740                 1,110
        Administration                                                         355                    689                   133
        Distribution                                                           237                    459                    89
                                                                ----------------------    -------------------   -------------------
                 Total expenses                                              3,553                  6,888                 1,332
                                                                ----------------------    -------------------   -------------------
                 Net investment income (loss)                               (3,553)                (6,888)               (1,332)
                                                                ----------------------    -------------------   -------------------
Realized gains (losses) on investments:
     Realized gains distributions
        from underlying mutual fund                                             --                     --                    --
                                                                ----------------------    -------------------   -------------------
     Proceeds from sales                                                    11,895                 21,957                 2,791
     Cost of investments sold                                               11,917                 21,664                 2,885
                                                                ----------------------    -------------------   -------------------
                                                                               (22)                   293                   (94)
                                                                ----------------------    -------------------   -------------------
                 Net realized gains (losses) on investments                    (22)                   293                   (94)
                                                                ----------------------    -------------------   -------------------
Unrealized appreciation (depreciation) on investments,
     end of year                                                             3,268                 39,459                10,772
Unrealized appreciation (depreciation) on investments,
     beginning of year                                                          --                     --                    --
                                                                ----------------------    -------------------   -------------------
                 Change in unrealized appreciation
                    (depreciation) on investments                            3,268                 39,459                10,772
                                                                ----------------------    -------------------   -------------------
                 Net increase (decrease) in net assets
                    from operations                            $              (307)                32,864                 9,346
                                                                ======================    ===================   ===================

<F2>
     These segregated subaccounts were added as investment options on May 1, 2005. See accompanying notes to financial statements.


                                               AMERICAN FIDELITY SEPARATE ACCOUNT B
                                                 Statements of Changes in Net Assets
                                                    Year ended December 31, 2005
                                                                             Segregated Subaccounts
                                           --------------------------------------------------------------------------------------
                                            Socially                       Growth           Small
                                           Responsible        Stock          and           Company    International    Technology
                                             Growth           Index        Income           Stock         Value          Growth
                                             ------           -----        ------           -----         -----          ------
Increase in net assets from operations:
Net investment income (loss)              $  (246,876)        46,677        (11,057)       (58,775)       (28,446)       (17,374)
Net realized gains (losses) on
investments                                    14,753         33,762         18,467        191,123         33,586          7,492
Unrealized appreciation
(depreciation) during the year                604,422        993,239        150,639       (146,936)       199,255         52,571
                                          -----------    -----------    -----------    -----------    -----------    -----------
Net increase (decrease) in net
assets from operations                        372,299      1,073,678        158,049        (14,588)       204,395         42,689
                                          -----------    -----------    -----------    -----------    -----------    -----------
Contract transactions:
Net purchase payments received (note 3)     2,452,554      5,984,661      1,372,840        767,241        572,403        395,954
Withdrawal of funds (notes 2 and 3)        (1,602,533)    (2,575,063)      (840,273)      (326,323)      (170,035)      (159,185)
                                          -----------    -----------    -----------    -----------    -----------    -----------
Net increase (decrease) in net
assets from contract transactions             850,021      3,409,598        532,567        440,918        402,368        236,769
                                          -----------    -----------    -----------    -----------    -----------    -----------
Increase (decrease) in net assets           1,222,320      4,483,276        690,616        426,330        606,763        279,458
Net assets, beginning of year              16,101,655     30,376,065      7,765,778      3,803,158      1,675,274      1,069,340
                                          -----------    -----------    -----------    -----------    -----------    -----------
Net assets, end of year                   $17,323,975     34,859,341      8,456,394      4,229,488      2,282,037      1,348,798
                                          ===========    ===========    ===========    ===========    ===========    ===========

See accompanying notes to financial statements.


                                         AMERICAN FIDELITY SEPARATE ACCOUNT B
                                         Statements of Changes in Net Assets
                                             Year ended December 31, 2005
                                                                                  Segregated Subaccounts
                                                                           -----------------------------------------
                                                                                 Value
                                                                             Opportunities             Basic
                                                                                  V.I.               Value V.I.
                                                                           -------------------   -------------------
Increase in net assets from operations:
     Net investment income (loss)                                         $        (117,520)                6,243
     Net realized gains (losses) on investments                                   1,585,614               527,690
     Unrealized appreciation (depreciation)
        during the year                                                            (513,524)             (394,981)
                                                                           -------------------   -------------------
                 Net increase (decrease) in net
                    assets from operations                                          954,570               138,952
                                                                           -------------------   -------------------
Contract transactions:
     Net purchase payments received (note 3)                                      3,117,312             2,445,401
     Withdrawal of funds (notes 2 and 3)                                           (743,601)             (592,841)
                                                                           -------------------   -------------------
                 Net increase (decrease) in net assets from
                    contract transactions                                         2,373,711             1,852,560
                                                                           -------------------   -------------------
                 Increase (decrease) in net assets                                3,328,281             1,991,512
Net assets, beginning of year                                                     8,619,872             5,115,590
                                                                           -------------------   -------------------
Net assets, end of year                                                   $      11,948,153             7,107,102
                                                                           ===================   ===================

See accompanying notes to financial statements.


                                                AMERICAN FIDELITY SEPARATE ACCOUNT B
                                                 Statements of Changes in Net Assets
                                                    Year ended December 31, 2005
                                                                             Segregated Subaccounts
                                               ------------------------------------------------------------------------------------
                                                                 VP            VP                                          Dual
                                                  VP          Capital      Income and          VP             VP         Strategy
                                               Balanced     Appreciation     Growth           Ultra      International     Fund
                                               --------     ------------     ------           -----      -------------     ----
Increase in net assets from operations:
  Net investment income (loss)               $     4,647         (9,849)         2,165        (20,674)        (2,589)       (26,866)
  Net realized gains (losses) on investments      18,987          4,223          2,742          4,434          1,684         20,264
  Unrealized appreciation (depreciation)
   during the year                                51,924        136,462         32,084         35,603         65,319        362,591
                                             -----------    -----------    -----------    -----------    -----------    -----------
    Net increase (decrease) in net
     assets from operations                       75,558        130,836         36,991         19,363         64,414        355,989
                                             -----------    -----------    -----------    -----------    -----------    -----------
Contract transactions:
  Net purchase payments received (note 3)        681,526        285,260        475,430        518,658        258,126      2,732,599
  Withdrawal of funds (notes 2 and 3)           (265,342)       (73,028)       (72,481)      (132,915)       (39,575)    (1,150,743)
                                             -----------    -----------    -----------    -----------    -----------    -----------
     Net increase (decrease) in net assets
      from contract transactions                 416,184        212,232        402,949        385,743        218,551      1,581,856
                                             -----------    -----------    -----------    -----------    -----------    -----------
     Increase (decrease) in net assets           491,742        343,068        439,940        405,106        282,965      1,937,845
Net assets, beginning of year                  1,935,788        508,860        890,536      1,222,664        355,566     13,990,194
                                             -----------    -----------    -----------    -----------    -----------    -----------
Net assets, end of year                      $ 2,427,530        851,928      1,330,476      1,627,770        638,531     15,928,039
                                             ===========    ===========    ===========    ===========    ===========    ===========

See accompanying notes to financial statements.


                                           AMERICAN FIDELITY SEPARATE ACCOUNT B
                                           Statements of Changes in Net Assets
                                               Year ended December 31, 2005
                                                                           Segregated Subaccounts
                                                 -----------------------------------------------------------------------
                                                     U.S.             Capital                AMT                AMT
                                                 Government<F1>   Appreciation<F1>       Balanced<F1>        Growth<F1>
                                                 --------------   ----------------       ------------        ----------
Increase in net assets from operations:
  Net investment income (loss)                   $      73,164                348             (6,081)            (2,880)
  Net realized gains (losses)                          (43,410)            19,555             82,583             79,465
  Unrealized appreciation (depreciation)
   during the year                                     (11,760)           (19,804)           (56,081)           (56,539)
                                                 -------------      -------------      -------------      -------------
     Net increase (decrease) in net
      assets from operations                            17,994                 99             20,421             20,046
                                                 -------------      -------------      -------------      -------------
Contract transactions:
  Net purchase payments received (note 3)              570,477             74,572            138,115            114,421
  Withdrawal of funds (notes 2 and 3)               (2,768,202)          (245,441)          (847,514)          (451,445)
                                                 -------------      -------------      -------------      -------------
     Net increase (decrease) in net assets from
      contract transactions                         (2,197,725)          (170,869)          (709,399)          (337,024)
                                                 -------------      -------------      -------------      -------------
     Increase (decrease) in net assets              (2,179,731)          (170,770)          (688,978)          (316,978)
Net assets, beginning of year                        2,179,731            170,770            688,978            316,978
                                                 -------------      -------------      -------------      -------------
Net assets, end of year                          $          --                 --                 --                 --
                                                 =============      =============      =============      =============

<F1>
     As of May 1, 2005 these segregated subaccounts are no longer investment options of the separate account and were closed as of July 25, 2005. See accompanying notes to financial statements.


                                           AMERICAN FIDELITY SEPARATE ACCOUNT B
                                           Statements of Changes in Net Assets
                                               Year ended December 31, 2005
                                                                                 Segregated Subaccounts
                                                                  ------------------------------------------------------
                                                                   Total Bond             VNG                VNG Small
                                                                 Market Index<F1>      Balanced<F1>          Company<F1>
                                                                 ----------------      ------------          -----------
Increase in net assets from operations:
    Net investment income (loss)                                   $   (3,553)             (6,888)             (1,332)
    Net realized gains (losses)                                           (22)                293                 (94)
    Unrealized appreciation (depreciation)
       during the year                                                  3,268              39,459              10,772
                                                                   ----------          ----------          ----------
                Net increase (decrease) in net
                   assets from operations                                (307)             32,864               9,346
                                                                   ----------          ----------          ----------
Contract transactions:
    Net purchase payments received (note 3)                           638,301           1,315,276             276,541
    Withdrawal of funds (notes 2 and 3)                               (24,061)            (62,453)             (7,693)
                                                                   ----------          ----------          ----------
                Net increase (decrease) in net assets from
                   contract transactions                              614,240           1,252,823             268,848
                                                                   ----------          ----------          ----------
                Increase (decrease) in net assets                     613,933           1,285,687             278,194
Net assets, beginning of year                                              --                  --                  --
                                                                   ----------          ----------          ----------
Net assets, end of year                                            $  613,933           1,285,687             278,194
                                                                   ==========          ==========          ==========

<F1>
     These segregated subaccounts were added as investment options on May 1, 2005. See accompanying notes to financial statements.


                                                AMERICAN FIDELITY SEPARATE ACCOUNT B
                                                 Statements of Changes in Net Assets
                                                    Year ended December 31, 2004
                                                                             Segregated Subaccounts
                                              -------------------------------------------------------------------------------------
                                               Socially                      Growth           Small
                                              Responsible      Stock            and          Company     International   Technology
                                                Growth         Index         Income           Stock           Value        Growth
                                                ------         -----         ------           -----           -----        ------
Increase in net assets from operations:
  Net investment income (loss)               $  (159,426)       100,312        (14,673)       (48,248)        (4,431)       (12,047)
  Net realized gains (losses) on investments      (3,865)        16,091          9,536        248,597         29,520            227
  Unrealized appreciation (depreciation)
   during the year                               868,254      2,323,652        442,417        330,757        220,840         25,255
                                             -----------    -----------    -----------    -----------    -----------    -----------
    Net increase in net
     assets from operations                      704,963      2,440,055        437,280        531,106        245,929         13,435
                                             -----------    -----------    -----------    -----------    -----------    -----------
Contract transactions:
  Net purchase payments received (note 3)      2,600,579      5,351,316      1,241,687        596,068        378,627        474,949
  Withdrawal of funds (notes 2 and 3)         (1,091,850)    (1,566,721)      (448,832)      (223,455)       (91,344)       (44,490)
                                             -----------    -----------    -----------    -----------    -----------    -----------
    Net increase in net assets from
     contract transactions                     1,508,729      3,784,595        792,855        372,613        287,283        430,459
                                             -----------    -----------    -----------    -----------    -----------    -----------
    Increase in net assets                     2,213,692      6,224,650      1,230,135        903,719        533,212        443,894
Net assets, beginning of year                 13,887,963     24,151,415      6,535,643      2,899,439      1,142,062        625,446
                                             -----------    -----------    -----------    -----------    -----------    -----------
Net assets, end of year                      $16,101,655     30,376,065      7,765,778      3,803,158      1,675,274      1,069,340
                                             ===========    ===========    ===========    ===========    ===========    ===========

See accompanying notes to financial statements.


                                AMERICAN FIDELITY SEPARATE ACCOUNT B
                                 Statements of Changes in Net Assets
                                    Year ended December 31, 2004
                                                                 Segregated Subaccounts
                                                          -----------------------------------------
                                                                Value
                                                            Opportunities             Basic
                                                                 V.I.               Value V.I.
                                                          -------------------   -------------------
Increase in net assets from operations:
     Net investment income (loss)                            $  (102,565)              (4,078)
     Net realized gains (losses) on investments                  965,076               13,401
     Unrealized appreciation (depreciation)
        during the year                                           74,386              394,569
                                                             -----------          -----------
                 Net increase in net
                    assets from operations                       936,897              403,892
                                                             -----------          -----------
Contract transactions:
     Net purchase payments received (note 3)                   2,408,272            1,817,345
     Withdrawal of funds (notes 2 and 3)                        (345,155)            (219,619)
                                                             -----------          -----------
                 Net increase in net assets from
                    contract transactions                      2,063,117            1,597,726
                                                             -----------          -----------
                 Increase in net assets                        3,000,014            2,001,618
Net assets, beginning of year                                  5,619,858            3,113,972
                                                             -----------          -----------
Net assets, end of year                                      $ 8,619,872            5,115,590
                                                             ===========          ===========

See accompanying notes to financial statements.


                                                AMERICAN FIDELITY SEPARATE ACCOUNT B
                                                 Statements of Changes in Net Assets
                                                    Year ended December 31, 2004
                                                                             Segregated Subaccounts
                                               -------------------------------------------------------------------------------------
                                                               VP               VP                                          Dual
                                                  VP         Capital        Income and         VP            VP           Strategy
                                               Balanced    Appreciation       Growth          Ultra     International       Fund
                                               --------    ------------       ------          -----     -------------       ----
Increase in net assets from operations:
  Net investment income (loss)               $      (325)        (6,007)        (1,758)       (14,360)        (2,671)       (51,957)
  Net realized gains (losses) on investments       2,103            536          1,154          1,504          1,548          3,155
  Unrealized appreciation (depreciation)
   during the year                               133,404         36,544         83,167        104,646         39,856        908,926
                                             -----------    -----------    -----------    -----------    -----------    -----------
    Net increase in net
     assets from operations                      135,182         31,073         82,563         91,790         38,733        860,124
                                             -----------    -----------    -----------    -----------    -----------    -----------
Contract transactions:
  Net purchase payments received (note 3)        599,040        193,187        288,902        422,756        133,051      2,575,397
  Withdrawal of funds (notes 2 and 3)            (76,072)       (35,460)       (21,895)       (51,868)       (23,074)      (907,114)
                                             -----------    -----------    -----------    -----------    -----------    -----------
    Net increase in net assets from
     contract transactions                       522,968        157,727        267,007        370,888        109,977      1,668,283
                                             -----------    -----------    -----------    -----------    -----------    -----------
    Increase in net assets                       658,150        188,800        349,570        462,678        148,710      2,528,407
Net assets, beginning of year                  1,277,638        320,060        540,966        759,986        206,856     11,461,787
                                             -----------    -----------    -----------    -----------    -----------    -----------
Net assets, end of year                      $ 1,935,788        508,860        890,536      1,222,664        355,566     13,990,194
                                             ===========    ===========    ===========    ===========    ===========    ===========

See accompanying notes to financial statements.


                                       AMERICAN FIDELITY SEPARATE ACCOUNT B
                                        Statements of Changes in Net Assets
                                           Year ended December 31, 2004
                                                                      Segregated Subaccounts
                                                -----------------------------------------------------------------
                                                   U.S.             Capital             AMT              AMT
                                                Government        Appreciation        Balanced          Growth
                                                ----------        ------------        --------          ------
Increase in net assets from operations:
Net investment income (loss)                    $   45,667            (1,379)           (1,154)           (3,652)
Net realized gains (losses)                         10,871               565               131               364
Unrealized appreciation (depreciation)
during the year                                    (15,424)            9,713            48,037            41,751
                                                ----------        ----------        ----------        ----------
Net increase in net
assets from operations                              41,114             8,899            47,014            38,463
                                                ----------        ----------        ----------        ----------
Contract transactions:
Net purchase payments received (note 3)            793,158            55,771           151,171            91,351
Withdrawal of funds (notes 2 and 3)               (239,845)          (13,048)          (20,294)           (8,351)
                                                ----------        ----------        ----------        ----------
Net increase in net assets from
contract transactions                              553,313            42,723           130,877            83,000
                                                ----------        ----------        ----------        ----------
Increase in net assets                             594,427            51,622           177,891           121,463
Net assets, beginning of year                    1,585,304           119,148           511,087           195,515
                                                ----------        ----------        ----------        ----------
Net assets, end of year                         $2,179,731           170,770           688,978           316,978
                                                ==========        ==========        ==========        ==========

See accompanying notes to financial statements.


                                                AMERICAN FIDELITY SEPARATE ACCOUNT B
                                                        Financial Highlights
                                                             December 31
                                                                          Socially Responsible Growth
                                           -----------------------------------------------------------------------------------------
                                                2005               2004               2003              2002             2001
                                           ---------------     --------------     --------------    --------------   --------------
Net assets                                 $    17,323,975         16,101,655         13,887,963         8,995,921        8,681,304
Accumulation unit value                    $        10.505             10.291              9.836             7.924           11.320
Number of accumulation units outstanding         1,649,194          1,564,613          1,411,981         1,135,310          766,867
Investment income as a percent of average
  net assets                                         0.00%              0.42%              0.13%             0.27%            0.08%
Expenses as a percent of average net assets          1.50%              1.50%              1.50%             1.50%            1.50%
Total return                                         2.08%              4.63%             24.13%           (30.00)%         (23.73)%

                                                                                Stock Index
                                           -----------------------------------------------------------------------------------------
                                                2005               2004               2003              2002             2001
                                           ---------------     --------------     --------------    --------------   --------------
Net assets                                 $    34,859,341         30,376,065         24,151,415        15,353,112       14,664,279
Accumulation unit value                    $        12.862             12.472             11.443             9.049           11.831
Number of accumulation units outstanding         2,710,155          2,435,599          2,110,659         1,696,711        1,239,428
Investment income as a percent of average
  net assets                                         1.65%              1.88%              1.55%             1.41%            1.15%
Expenses as a percent of average net assets          1.50%              1.50%              1.50%             1.50%            1.50%
Total return                                         3.13%              8.99%             26.46%           (23.51)%         (13.49)%

                                                                              Growth and Income
                                           -----------------------------------------------------------------------------------------
                                                2005               2004               2003              2002             2001
                                           ---------------     --------------     --------------    --------------   --------------
Net assets                                 $     8,456,394          7,765,778          6,535,643         4,285,532        4,323,442
Accumulation unit value                    $        11.432             11.229             10.606             8.506           11.564
Number of accumulation units outstanding           739,699            691,609            616,212           503,816          373,878
Investment income as a percent of average
  net assets                                         1.36%              1.29%              0.86%             0.64%            0.53%
Expenses as a percent of average net assets          1.50%              1.50%              1.50%             1.50%            1.50%
Total return                                         1.81%              5.87%             24.69%           (26.44)%          (7.24)%

                                                                             Small Company Stock
                                           -----------------------------------------------------------------------------------------
                                               2005               2004               2003              2002             2001
                                           ---------------     --------------     --------------    --------------   --------------
Net assets                                 $     4,229,488          3,803,158          2,899,439         1,773,279        1,816,864
Accumulation unit value                    $        14.215             14.301             12.248             8.698           10.998
Number of accumulation units outstanding           297,534            265,944            236,722           203,864          165,204
Investment income as a percent of average
 net assets                                          0.00%              0.00%              0.11%             0.24%            0.07%
Expenses as a percent of average net assets          1.50%              1.50%              1.50%             1.50%            1.50%
Total return                                        (0.60)%            16.76%             40.81%           (20.91)%          (3.00)%

                                                                             International Value
                                           -----------------------------------------------------------------------------------------
                                                2005               2004               2003              2002             2001
                                           ---------------     --------------     --------------    --------------   --------------
Net assets                                 $     2,282,037          1,675,274          1,142,062           667,010          543,657
Accumulation unit value                    $        14.641             13.282             11.234             8.363            9.672
Number of accumulation units outstanding           155,871            126,127            101,663            79,758           56,210
Investment income as a percent of average
 net assets                                          0.00%              1.17%              1.29%             1.07%            1.21%
Expenses as a percent of average net assets          1.50%              1.50%              1.50%             1.50%            1.50%
Total return                                        10.23%             18.23%             34.33%           (13.53)%         (14.51)%

                                                                              Technology Growth
                                           -----------------------------------------------------------------------------------------
                                                2005               2004               2003              2002             2001<F1>
                                           ---------------     --------------     --------------    --------------   --------------
Net assets                                 $     1,348,798          1,069,340            625,446           172,849           93,104
Accumulation unit value                    $         7.304              7.144              7.219             4.854            8.133
Number of accumulation units outstanding           184,657            149,677             86,639            35,608           11,448
Investment income as a percent of
 average net assets                                  0.00%              0.00%              0.00%             0.00%            0.00%
Expenses as a percent of average net assets          1.50%              1.50%              1.50%             1.50%            1.50%
Total return                                         2.24%             (1.04)%            48.72%           (40.32)%         (34.12)%

                                                                           Value Opportunities V.I.
                                           -----------------------------------------------------------------------------------------
                                                2005               2004               2003              2002             2001
                                           ---------------     --------------     --------------    --------------   --------------
Net assets                                 $    11,948,153          8,619,872          5,619,858         2,878,303        2,143,053
Accumulation unit value                    $        23.297             21.425             18.915            13.435           17.888
Number of accumulation units outstanding           512,870            402,337            297,114           214,238          119,801
Investment income as a percent of
 average net assets                                  0.32%              0.00%              0.09%             0.00%            0.38%
Expenses as a percent of average net assets          1.50%              1.50%              1.50%             1.50%            1.50%
Total return                                         8.74%             13.27%             40.79%           (24.89)%          27.95%

                                                                               Basic Value V.I.
                                           -----------------------------------------------------------------------------------------
                                                2005               2004               2003              2002             2001
                                           ---------------     --------------     --------------    --------------   --------------
Net assets                                 $     7,107,102          5,115,590          3,113,972         1,410,248          757,483
Accumulation unit value                    $        13.409             13.223             12.085             9.207           11.366
Number of accumulation units outstanding           530,030            386,872            257,674           153,166           66,644
Investment income as a percent of
 average net assets                                  1.61%              1.39%              1.49%             1.55%            1.63%
Expenses as a percent of average net assets          1.50%              1.50%              1.50%             1.50%            1.50%
Total return                                         1.41%              9.42%             31.26%           (19.00)%           2.70%

                                                                                 VP Balanced
                                           -----------------------------------------------------------------------------------------
                                                2005               2004               2003              2002             2001<F1>
                                           ---------------     --------------     --------------    --------------   --------------
Net assets                                 $     2,427,530          1,935,788          1,277,638           702,417          352,407
Accumulation unit value                    $        11.313             10.943             10.119             8.599            9.651
Number of accumulation units outstanding           214,586            176,890            126,257            81,687           36,514
Investment income as a percent of average n          1.72%              1.48%              2.28%             2.10%            0.00%
Expenses as a percent of average net assets          1.50%              1.50%              1.50%             1.50%            1.50%
Total return                                         3.38%              8.14%             17.68%           (10.90)%          (4.98)%

                                                                           VP Capital Appreciation
                                           -----------------------------------------------------------------------------------------
                                                2005               2004               2003              2002             2001<F1>
                                           ---------------     --------------     --------------    --------------   --------------
Net assets                                 $       851,928            508,860            320,060           162,158           85,184
Accumulation unit value                    $         9.657              8.031              7.578             6.385            8.226
Number of accumulation units outstanding            88,216             63,361             42,236            25,397           10,356
Investment income as a percent of
 average net assets                                  0.00%              0.00%              0.00%             0.00%            0.00%
Expenses as a percent of average net assets          1.50%              1.50%              1.50%             1.50%            1.50%
Total return                                        20.24%              5.98%             18.68%           (22.38)%         (29.14)%

                                                                            VP Income and Growth
                                           -----------------------------------------------------------------------------------------
                                                2005               2004               2003              2002             2001<F1>
                                           ---------------     --------------     --------------    --------------   --------------
Net assets                                 $     1,330,476            890,536            540,966           197,923          132,138
Accumulation unit value                    $        10.614             10.297              9.251             7.260            9.140
Number of accumulation units outstanding           125,355             86,484             58,478            27,264           14,457
Investment income as a percent of
 average net assets                                  1.70%              1.24%              0.99%             0.79%            0.00%
Expenses as a percent of average net assets          1.50%              1.50%              1.50%             1.50%            1.50%
Total return                                         3.08%             11.31%             27.42%           (20.57)%          (9.72)%

                                                                                 VP Ultra
                                           -----------------------------------------------------------------------------------------
                                                2005               2004               2003              2002             2001<F1>
                                           ---------------     --------------     --------------    --------------   --------------
Net assets                                 $     1,627,770          1,222,664            759,986           378,533          196,037
Accumulation unit value                    $         9.244              9.185              8.424             6.847            8.992
Number of accumulation units outstanding           176,091            133,120             90,216            55,288           21,801
Investment income as a percent
 of average net assets                               0.00%              0.00%              0.00%             0.27%            0.00%
Expenses as a percent of average net assets          1.50%              1.50%              1.50%             1.50%            1.50%
Total return                                         0.65%              9.03%             23.03%           (23.85)%         (10.08)%

                                                                            VP International
                                           -----------------------------------------------------------------------------------------
                                                2005               2004               2003              2002             2001<F1>
                                           ---------------     --------------     --------------    --------------   --------------
Net assets                                 $       638,531            355,566            206,856            90,329           43,469
Accumulation unit value                    $        10.255              9.192              8.119             6.619            8.439
Number of accumulation units outstanding            62,264             38,683             25,478            13,646            5,151
Investment income as a percent of
 average net assets                                  0.95%              0.47%              0.60%             0.48%            0.00%
Expenses as a percent of average net assets          1.50%              1.50%              1.50%             1.50%            1.50%
Total return                                        11.57%             13.2%              22.66%           (21.57)%         (30.23)%

                                                                           Dual Strategy Fund
                                           -----------------------------------------------------------------------------------------
                                                2005               2004               2003              2002             2001
                                           ---------------     --------------     --------------    --------------   --------------
Net assets                                 $    15,928,039         13,990,194         11,461,787         7,161,448        6,491,964
Accumulation unit value                    $         9.279              9.086              8.528             6.904            9.351
Number of accumulation units outstanding         1,716,657          1,539,678          1,344,082         1,037,323          694,276
Investment income as a percent of
 average net assets                                  1.32%              1.08%              1.26%             0.94%            1.42%
Expenses as a percent of average net assets          1.50%              1.50%              1.50%             1.50%            1.50%
Total return                                         2.12%              6.54%             23.52%           (26.17)%         (12.65)%

                                                                            U.S. Government
                                           -----------------------------------------------------------------------------------------
                                                2005<F2>             2004               2003              2002             2001<F1>
                                           ---------------     --------------     --------------    --------------   --------------
Net assets                                 $            --          2,179,731          1,585,304           979,083          394,379
Accumulation unit value                    $            --             11.378             11.148            11.055           10.291
Number of accumulation units outstanding                --            191,569            142,208            88,566           38,323
Investment income as a percent of
 average net assets                                  3.95%              3.16%             2.79%              0.00%
Expenses as a percent of average net assets          1.50%              1.50%              1.50%             1.50%            1.50%
Total return                                         0.46%              2.06%              0.84%             7.42%            5.44%

                                                                        Capital Appreciation
                                           -----------------------------------------------------------------------------------------
                                                2005<F2>             2004               2003              2002             2001<F1>
                                           ---------------     --------------     --------------    --------------   --------------
Net assets                                 $            --            170,770            119,148            51,994           20,621
Accumulation unit value                    $            --              8.117              7.672             6.285            8.281
Number of accumulation units outstanding                --             21,040             15,531             8,273            2,490
Investment income as a percent of
 average net assets                                  1.27%              0.54%              0.41%             0.00%            0.00%
Expenses as a percent of average net assets          1.50%              1.50%              1.50%             1.50%            1.50%
Total return                                         0.19%              5.80%             22.07%           (24.10)%         (26.15)%

                                                                            AMT Balanced
                                           -----------------------------------------------------------------------------------------
                                                2005<F2>             2004               2003              2002             2001<F1>
                                           ---------------     --------------     --------------    --------------   --------------
Net assets                                 $            --            688,978            511,087           323,527          342,197
Accumulation unit value                    $            --              9.545              8.864             7.739            9.482
Number of accumulation units outstanding                --             72,179             57,656            41,807           36,090
Investment income as a percent of
 average net assets                                  0.00%              1.30%              1.92%             2.48%            0.00%
Expenses as a percent of average net assets          1.50%              1.50%              1.50%             1.50%            1.50%
Total return                                         3.27%              7.68%             14.54%           (18.38)%         (14.65)%

                                                                            AMT Growth
                                           -----------------------------------------------------------------------------------------
                                                2005<F2>             2004               2003              2002             2001<F1>
                                           ---------------     --------------     --------------    --------------   --------------
Net assets                                 $            --            316,978            195,515           104,524           52,460
Accumulation unit value                    $            --              8.411              7.323             5.657            8.342
Number of accumulation units outstanding                --             37,685             26,700            18,478            6,289
Investment income as a percent of
 average net assets                                  0.00%              0.00%              0.00%             0.00%            0.00%
Expenses as a percent of average net assets          1.50%              1.50%              1.50%             1.50%            1.50%
Total return                                         5.12%             14.86%             29.45%           (32.19)%         (31.40)%

                                                                     Total Bond Market Index
                                           -----------------------------------------------------------------------------------------
                                                2005<F3>            2004               2003              2002             2001
                                           ---------------     --------------     --------------    --------------   --------------
Net assets                                 $       613,933                 --                 --                --               --
Accumulation unit value                    $         9.990                 --                 --                --               --
Number of accumulation units outstanding            61,452                 --                 --                --               --
Investment income as a percent of
 average net assets                                  0.00%                 --                 --                --               --
Expenses as a percent of average net assets          1.50%                 --                 --                --               --
Total return                                        (0.10)%                --                 --                --               --

                                                                           VNG Balanced
                                           -----------------------------------------------------------------------------------------
                                                2005<F3>            2004               2003              2002             2001
                                           ---------------     --------------     --------------    --------------   --------------
Net assets                                 $     1,285,687                 --                 --                --               --
Accumulation unit value                    $        10.463                 --                 --                --               --
Number of accumulation units outstanding           122,880                 --                 --                --               --
Investment income as a percent of
 average net assets                                  0.00%                 --                 --                --               --
Expenses as a percent of average net assets          1.50%                 --                 --                --               --
Total return                                         4.63%                 --                 --                --               --

                                                                            VNG Small Company
                                           ------------------------------------------------------------------------------------
                                               2005<F3>            2004             2003             2002            2001
                                           ----------------   ---------------  ---------------  ---------------  --------------
Net assets                                 $    278,194             --                --                --               --
Accumulation unit value                    $     11.023             --                --                --               --
Number of accumulation units outstanding         25,238             --                --                --               --
Investment income as a percent of
 average net assets                               0.00%             --                --                --               --
Expenses as a percent of average net assets       1.50%             --                --                --               --
Total return                                     10.23%             --                --                --               --
_______________

<F1>
     Investment income and expense ratios are annualized.
<F2>
     As of May 1, 2005 these segregated subaccounts are no longer investment options of the separate account and were closed as of
     July 25, 2005. Investment income and expense ratios are annualized and total return is not annualized.
<F3>
     These segregated subaccounts were added as investment options on May 1, 2005. Investment income and expense ratios are annualized and total return is not annualized.

                      AMERICAN FIDELITY SEPARATE ACCOUNT B

                          Notes to Financial Statements

                                December 31, 2005

(1)  Summary of Significant Accounting Policies

     (a)  General

          American Fidelity Separate Account B (Account B) is a separate account of American Fidelity Assurance Company (AFA), and is registered as a unit investment trust under the Investment Company Act of 1940, as amended. The inception date of Account B was October 27, 1997; however, no purchases occurred until operations commenced in January 1998.

          The assets of each of the segregated subaccounts are held for the exclusive benefit of the variable annuity contract owners and are not chargeable with liabilities arising out of the business conducted by any other account or by AFA. Contract owners allocate their variable annuity purchase payments to one or more of the segregated subaccounts. Such payments are then invested in the various funds underlying the subaccounts (collectively referred to as the Funds).

          Effective May 1, 2001, Account B added Technology Growth, VP Balanced, VP Capital Appreciation, VP Income and Growth, VP Ultra, VP International, U.S. Government, Capital Appreciation, AMT Balanced, and AMT Growth segregated subaccounts as options available to the contract owners. As of December 31, 2005 each of these options (except for U.S. Government, Capital Appreciation, AMT Balanced, and AMT Growth, which became unavailable as of May 1, 2005 and were closed as of July 25, 2005) remain available to contract owners. Further, effective May 1, 2005, Account B added Total Bond Market Index, VNG Balanced, and VNG Small Company segregated as options available to contract owners.

          One of Account B's subaccounts, the American Fidelity Dual Strategy Fund, Inc., is a mutual fund sponsored by AFA.

     (b)  Investments

          Investments in shares of the Funds are stated at fair value, which is the net asset value per share as determined daily by the Funds. Transactions are recorded on a trade-date basis by the Funds. Income from dividends and gains from realized gain distributions are recorded on the ex-distribution date.

          Realized gains and losses from investment transactions and unrealized appreciation or depreciation of investments are determined on the average cost basis.

     (c)  Income Taxes

          Account B is not taxed separately because the operations of Account B are part of the total operations of AFA. AFA files its federal income tax returns under sections of the Internal Revenue Code (the Code) applicable to life insurance companies. Account B's net increase in net assets from operations is not expected to result in taxable income under present regulations. Account B will not be taxed as a "regulated investment company" under subchapter M of the Code.

     (d)  Annuity Reserves

          Annuity reserves are computed for currently payable contracts according to the Progressive Annuity Mortality Table. The assumed interest rate is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from 0% to 5% as regulated by the laws of the respective states. Charges to annuity reserves for mortality and expense risks experience are reimbursed to AFA if the reserves required are less than originally estimated.

          If additional reserves are required, AFA reimburses Account B. At December 31, 2005, there were no contract owners who had elected the variable annuity method of payout. Accordingly, Account B held no annuity reserves at December 31, 2005.

     (e)  Use of Estimates

          The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

(2)  Variable Annuity Contracts

     AFA manages the operations of Account B and assumes certain mortality and expense risks under the variable annuity contracts. Administrative fees are equal to 0.0004110% of the Funds' daily net assets (0.15% per annum). Distribution fees are equal to 0.0002740% (0.10% per annum). Mortality and expense fees are equal to 0.0034247% of the Funds' daily net assets (1.25% per annum). Policy maintenance charges, which are deducted from contract owners' accounts, are equal to $30 per policy per year. Policy maintenance charges are reflected as withdrawal of funds in the accompanying statements of changes in net assets and were as follows for the years ended December 31:

                                          2005                  2004
                                   -------------------   -------------------
Socially Responsible Growth        $        89,936                77,568
Stock Index                                156,089               124,138
Growth and Income                           31,265                26,632
Small Company Stock                         14,611                11,626
International Value                          6,940                 4,675
Technology Growth                            5,041                 3,044
Value Opportunities V.I.                    71,136                54,251
Basic Value V.I.                            31,368                16,742
VP Balanced                                 10,445                 6,990
VP Capital Appreciation                      3,208                 1,951
VP Income and Growth                         5,204                 3,105
VP Ultra                                     6,354                 4,119
VP International                             2,383                 1,101
Dual Strategy Fund                          71,664                57,134
U. S. Government                             4,939                 7,710
Capital Appreciation                           333                   649
AMT Balanced                                 1,285                 2,217
AMT Growth                                     535                 1,040
Total Bond Market Index                        798                    --
Balanced                                     1,343                    --
Small Company                                  390                    --

     All such fees were paid to AFA.

     During the accumulation period, contract owners may partially or totally withdraw from Account B by surrendering a portion or all of their accumulation units. The Code may limit certain withdrawals based upon age, disability, and other factors. When contract owners withdraw, they receive the current value of their accumulation units, less applicable withdrawal charges. These withdrawal charges, assessed through the redemption of units, range from 8% during policy year one to 0% beginning in policy year nine.

(3)  Unit Activity From Contract Transactions

     Transactions in units for each segregated subaccount for the years ended December 31, 2005 and 2004 were as follows:

                                                                 December 31, 2005
                                                               Segregated Subaccounts
                                     --------------------------------------------------------------------------------
                                      Socially                                  Small
                                     Responsible     Stock        Growth       Company     International Technology
                                       Growth        Index      and Income      Stock         Value        Growth
                                     ------------  -----------  ------------  -----------  ------------  ------------
Accumulation units:
    Outstanding, beginning of year    1,564,613    2,435,599       691,609      265,944       126,127       149,677
    Increase for purchase payments
      received                          241,373      481,785       123,803       55,100        42,433        57,817
    Decrease for withdrawal of funds   (156,792)    (207,229)      (75,713)     (23,510)      (12,689)      (22,837)
                                    ------------  -----------  ------------  -----------  ------------  ------------
    Outstanding, end of year          1,649,194    2,710,155       739,699      297,534       155,871       184,657
                                    ============  ===========  ============  ===========  ============  ============


                                                                              December 31, 2005
                                                                            Segregated Subaccounts
                                                                        --------------------------------
                                                                            Value
                                                                        Opportunities         Basic

V.I. Value V.I.
                                                                        ---------------   --------------
Accumulation units:
     Outstanding, beginning of year                                         402,337          386,872
     Increase for purchase payments received                                144,603          188,582
     Decrease for withdrawal of funds                                       (34,070)         (45,424)
                                                                        ---------------   --------------
     Outstanding, end of year                                               512,870          530,030
                                                                        ===============   ==============


                                                               December 31, 2005
                                                             Segregated Subaccounts
                                  --------------------------------------------------------------------------------
                                                    VP           VP                                      Dual
                                      VP         Capital     Income and        VP           VP         Strategy
                                   Balanced     Appreciation   Growth        Ultra      International    Fund
                                 ------------  -----------  ------------  -----------  ------------  ------------
Accumulation units:
    Outstanding, beginning of year   176,890       63,361        86,484      133,120        38,683     1,539,678
    Increase for purchase payments
      received                        61,678       33,318        45,839       58,185        27,775       304,410
    Decrease for withdrawal of funds (23,982)      (8,463)       (6,968)     (15,214)       (4,194)     (127,431)
                                 ------------  -----------  ------------  -----------  ------------  ------------
    Outstanding, end of year         214,586       88,216       125,355      176,091        62,264     1,716,657
                                 ============  ===========  ============  ===========  ============  ============


                                                                        December 31, 2005
                                                                      Segregated Subaccounts
                                              -----------------------------------------------------------------------
                                                   U.S.          Capital              AMT                  AMT
                                               Government<F1>   Appreciation<F1>    Balanced<F1>       Growth<F1>
                                              ----------------  ----------------  ----------------   ----------------
Accumulation units:
    Outstanding, beginning of year                    191,569            21,040            72,179             37,685
    Increase for purchase payments
       received                                        49,997             9,293            14,557             13,468
    Decrease for withdrawal of funds                 (241,566)          (30,333)          (86,736)           (51,153)
                                              ----------------  ----------------  ----------------   ----------------
    Outstanding, end of year                               --                --                --                 --
                                              ================  ================  ================   ================

<F1>
     As of May 1, 2005 these segregated subaccounts are no longer investment options of the separate account and were closed as of July 25, 2005.


                                                                            December 31, 2005
                                                                          Segregated Subaccounts
                                                      ---------------------------------------------------------------
                                                          Total Bond               VNG                VNG Small
                                                        Market Index<F1>          Balanced<F1>        Company<F1>
                                                      -------------------   -------------------   -------------------
Accumulation units:
     Outstanding, beginning of year                                --                     --                     --
     Increase for purchase payments received                   63,863                129,006                 25,989
     Decrease for withdrawal of funds                          (2,411)                (6,126)                  (751)
                                                      -------------------   -------------------   -------------------
     Outstanding, end of year                                  61,452                122,880                 25,238
                                                      ===================   ===================   ===================

<F1>
     These segregated subaccounts were added as investment options on May 1, 2005.


                                                                 December 31, 2004
                                                               Segregated Subaccounts
                                    --------------------------------------------------------------------------------
                                     Socially                                  Small
                                    Responsible     Stock        Growth       Company     International Technology
                                      Growth        Index      and Income      Stock         Value        Growth
                                    ------------  -----------  ------------  -----------  ------------  ------------
Accumulation units:
    Outstanding, beginning of year   1,411,981    2,110,659       616,212      236,722       101,663        86,639
    Increase for purchase  payments
      received                         264,442      459,524       117,512       46,324        32,081        69,753
    Decrease for withdrawal of funds  (111,810)    (134,584)      (42,115)     (17,102)       (7,617)       (6,715)
                                   ------------  -----------  ------------  -----------  ------------  ------------
    Outstanding, end of year         1,564,613    2,435,599       691,609      265,944       126,127       149,677
                                   ============  ===========  ============  ===========  ============  ============


                                                                                    December 31, 2004
                                                                                  Segregated Subaccounts
                                                                          ----------------------------------------
                                                                                Value
                                                                            Opportunities             Basic
                                                                                V.I.               Value V.I.
                                                                          ------------------    ------------------
Accumulation units:
     Outstanding, beginning of year                                              297,114               257,674
     Increase for purchase payments received                                     122,902               147,035
     Decrease for withdrawal of funds                                            (17,679)              (17,837)
                                                                          ------------------    ------------------
     Outstanding, end of year                                                    402,337               386,872
                                                                          ==================    ==================


                                                                December 31, 2004
                                                              Segregated Subaccounts
                                -------------------------------------------------------------------------------------
                                                   VP            VP                                         Dual
                                     VP         Capital      Income and         VP            VP          Strategy
                                  Balanced    Appreciation     Growth         Ultra       International     Fund
                                ------------- -------------  ------------  -------------  ------------  -------------
Accumulation units:
    Outstanding, beginning of year  126,257        42,236        58,478         90,216        25,478      1,344,082
    Increase for purchase payments
      received                       57,934        25,854        30,287         49,029        15,969        302,046
    Decrease for withdrawal of funds (7,301)       (4,729)       (2,281)        (6,125)       (2,764)      (106,450)
                                ------------- -------------  ------------  -------------  ------------  -------------
    Outstanding, end of year        176,890        63,361        86,484        133,120        38,683      1,539,678
                                ============= =============  ============  =============  ============  =============


                                                                        December 31, 2004
                                                                      Segregated Subaccounts
                                              -----------------------------------------------------------------------
                                                   U.S.             Capital              AMT             AMT
                                                Government       Appreciation         Balanced          Growth
                                              ----------------  ----------------  ----------------   ----------------
Accumulation units:
    Outstanding, beginning of year                  142,208            15,531            57,656             26,700
    Increase for purchase payments
       received                                      70,663             7,201            16,815             12,067
    Decrease for withdrawal of funds                (21,302)           (1,692)           (2,292)            (1,082)
                                              ----------------  ----------------  ----------------   ----------------
    Outstanding, end of year                        191,569            21,040            72,179             37,685
                                              ================  ================  ================   ================


                                                                            December 31, 2004
                                                                          Segregated Subaccounts
                                                      ---------------------------------------------------------------
                                                          Total Bond               VNG                VNG Small
                                                         Market Index            Balanced              Company
                                                      -------------------   -------------------   -------------------
Accumulation units:
     Outstanding, beginning of year                                --                     --                     --
     Increase for purchase payments received                       --                     --                     --
     Decrease for withdrawal of funds                              --                     --                     --
                                                      -------------------   -------------------   -------------------
     Outstanding, end of year                                      --                     --                     --
                                                      ===================   ===================   ===================

                        AMERICAN FIDELITY ASSURANCE COMPANY
                                AND SUBSIDIARIES

                        Consolidated Financial Statements

                         December 31, 2005 and 2004 and
                       Each of the Years in the Three-Year
                         Period Ended December 31, 2005

     (With Report of Independent Registered Public Accounting Firm Thereon)

             Report of Independent Registered Public Accounting Firm



Board of Directors
American Fidelity Assurance Company:

We have audited the accompanying consolidated balance sheets of American Fidelity Assurance Company and subsidiaries (the Company) as of December 31, 2005 and 2004, and the related consolidated statements of income, stockholder's equity, and cash flows for each of the years in the three-year period ended December 31, 2005. In connection with our audits of the consolidated financial statements, we have also audited the financial statement schedules III and IV for each of the years in the three-year period ended December 31, 2005. These consolidated financial statements and financial statement schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements and financial statement schedules based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of American Fidelity Assurance Company and subsidiaries as of December 31, 2005 and 2004, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2005, in conformity with U.S. generally accepted accounting principles. Also, in our opinion, the related financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.

As discussed in note 1(o) to the consolidated financial statements, the Company adopted Statement of Financial Accounting Standards No. 133 Implementation Issue No. B36, Embedded Derivatives: Modified Coinsurance Arrangements and Debt Instruments That Incorporate Credit Risk Exposures That Are Unrelated or Only Partially Related to the Creditworthiness of the Obligor under Those Instruments, effective October 1, 2003.


                                            KPMG LLP


Oklahoma City, Oklahoma
March 31, 2006

                                            AMERICAN FIDELITY ASSURANCE COMPANY
                                                     AND SUBSIDIARIES

                                                Consolidated Balance Sheets

                                                December 31, 2005 and 2004
                                         (In thousands, except per share amounts)
                                    Assets                            2005                  2004
                                                                ------------------    ------------------
Investments:
     Fixed maturities, at fair value
        (amortized cost of $1,546,782 and $1,407,693
        in 2005 and 2004, respectively)                        $        1,542,281             1,439,112
     Equity securities, at fair value:
        Preferred stocks (cost of $10,012 and $6,925 in
           2005 and 2004, respectively)                                    10,368                 7,328
        Common stocks (cost of $23,884 and $21,474 in
           2005 and 2004, respectively)                                    26,052                22,718
     Trading investments                                                  591,956               565,825
     Mortgage loans on real estate, net                                   299,087               269,231
     Investment real estate, at cost (less accumulated
        depreciation of $13 and $11 in 2005 and 2004,
        respectively)                                                       4,129                 4,131
     Policy loans                                                          27,987                27,555
     Short-term and other investments                                      48,497                55,352
                                                                ------------------    ------------------
                                                                        2,550,357             2,391,252
                                                                ------------------    ------------------
Cash                                                                       14,865                21,573
Accrued investment income                                                  23,402                21,714
Accounts receivable:
     Uncollected premiums                                                  53,627                64,104
     Reinsurance receivable                                               749,059               740,472
     Other                                                                  7,666                10,961
                                                                ------------------    ------------------
                                                                          810,352               815,537
Deferred policy acquisition costs                                         345,587               321,554
Other assets                                                                4,552                 6,242
Separate account assets                                                   302,544               292,060
                                                                ------------------    ------------------
                 Total assets                                  $        4,051,659             3,869,932
                                                                ==================    ==================


                                            AMERICAN FIDELITY ASSURANCE COMPANY
                                                     AND SUBSIDIARIES

                                                Consolidated Balance Sheets

                                                December 31, 2005 and 2004
                                        (In thousands, except per share amounts)
                     Liabilities and Stockholder's Equity              2005                  2004
                                                                -------------------   -------------------
Policy liabilities:
     Reserves for future policy benefits:
        Life and annuity                                       $           807,571               799,489
        Accident and health                                                311,950               289,523
     Unearned premiums                                                       2,929                 2,827
     Benefits payable                                                       85,964                78,288
     Funds held under deposit administration contracts                     726,460               674,529
     Other policy liabilities                                              135,829               131,519
                                                                -------------------   -------------------
                                                                         2,070,703             1,976,175
                                                                -------------------   -------------------
Other liabilities:
     Funds withheld under reinsurance contract                             580,823               549,886
     Derivative in funds withheld under reinsurance contract                33,704                41,014
     Net deferred income tax liability                                      68,230                81,302
     General expenses, taxes, licenses and fees payable,
        and other liabilities                                               95,130               105,609
                                                                -------------------   -------------------
                                                                           777,887               777,811
Notes payable                                                              505,072               434,214
Separate account liabilities                                               302,544               292,060
                                                                -------------------   -------------------
                 Total liabilities                                       3,656,206             3,480,260
                                                                -------------------   -------------------
Stockholder's equity:
     Common stock, par value $10 per share. 250,000
        shares authorized, issued, and outstanding                           2,500                 2,500
     Additional paid-in capital                                             31,538                31,538
     Accumulated other comprehensive (loss) income                          (1,283)               21,490
     Retained earnings                                                     362,698               334,144
                                                                -------------------   -------------------
                 Total stockholder's equity                                395,453               389,672
Commitments and contingencies (notes 9, 11, 12, and 14)
                                                                -------------------   -------------------
                 Total liabilities and stockholder's equity    $         4,051,659             3,869,932
                                                                ===================   ===================

See accompanying notes to consolidated financial statements.


                                              AMERICAN FIDELITY ASSURANCE COMPANY
                                                       AND SUBSIDIARIES

                                               Consolidated Statements of Income

                                         Years ended December 31, 2005, 2004, and 2003
                                           (In thousands, except per share amounts)
                                                                           2005               2004                2003
                                                                      ----------------   ----------------    ----------------
Revenues:
     Premiums:
        Life and annuity                                             $         27,827             28,473              29,472
        Accident and health                                                   410,534            406,899             385,020
                                                                      ----------------   ----------------    ----------------
                                                                              438,361            435,372             414,492
     Net investment income                                                     76,013             82,424             111,190
     Other income, net                                                         29,143             32,146              30,599
                                                                      ----------------   ----------------    ----------------
                 Total revenues                                               543,517            549,942             556,281
                                                                      ----------------   ----------------    ----------------
Benefits:
     Benefits paid or provided:
        Life and annuity                                                       20,380             23,420              27,619
        Accident and health                                                   216,267            215,248             205,351
     Interest credited to funded contracts                                     32,820             30,129              28,613
     Increase (decrease) in reserves for future policy benefits:
        Life and annuity (net of increase in reinsurance
           reserves ceded of $8,131, $43,469, and $34,631 in
           2005, 2004, and 2003, respectively)                                    (49)              (336)               (991)
        Accident and health (net of [decrease] increase in
           reinsurance reserves ceded of $[4,574], $[17,666],
           and $10,706 in 2005, 2004, and 2003, respectively)                  27,001             17,378              15,673
     (Decrease) increase in fair value of derivative in funds
        withheld under reinsurance contract                                    (7,310)             3,826              (4,215)
                                                                      ----------------   ----------------    ----------------
                                                                              289,109            289,665             272,050
                                                                      ----------------   ----------------    ----------------
Expenses:
     Selling costs                                                            114,485            118,495             123,461
     Other operating, administrative, and general expenses                     87,053             86,942              76,521
     Taxes, other than federal income taxes, and licenses
        and fees                                                               14,398             14,221              12,720
     Increase in deferred policy acquisition costs                            (24,033)           (12,596)            (24,542)
                                                                      ----------------   ----------------    ----------------
                                                                              191,903            207,062             188,160
                                                                      ----------------   ----------------    ----------------
                 Total benefits and expenses                                  481,012            496,727             460,210
                                                                      ----------------   ----------------    ----------------
                 Income before income tax expense and cumulative
                    effect of change in accounting principle                   62,505             53,215              96,071
                                                                      ----------------   ----------------    ----------------
Income tax expense (benefit):
     Current                                                                   20,963             10,004              11,077
     Deferred                                                                    (802)             4,995              18,743
                                                                      ----------------   ----------------    ----------------
                                                                               20,161             14,999              29,820
                                                                      ----------------   ----------------    ----------------
     Income before cumulative effect of change in accounting
        principle                                                              42,344             38,216              66,251
Cumulative effect of change in accounting principle, net of
     deferred tax benefit of $14,491 (note 1)                                      --                 --             (26,912)
                                                                      ----------------   ----------------    ----------------
                 Net income                                          $         42,344             38,216              39,339
                                                                      ================   ================    ================
Basic net income per share before cumulative effect of
     change in accounting principle                                  $         169.38             152.86              265.00
Basic net income per share                                           $         169.38             152.86              157.36

See accompanying notes to consolidated financial statements.


                                              AMERICAN FIDELITY ASSURANCE COMPANY
                                                       AND SUBSIDIARIES

                                        Consolidated Statements of Stockholder's Equity

                                         Years ended December 31, 2005, 2004, and 2003
                                                        (In thousands)
                                                                                               Accumulated
                                                            Additional                           other            Total
                                            Common           paid-in          Retained        comprehensive   stockholder's
                                             stock           capital          earnings       income (loss)       equity
                                         --------------    -------------    --------------   --------------   --------------
Balance, December 31, 2002              $        2,500           29,276           284,721           47,053          363,550
Comprehensive income:
     Net income                                     --               --            39,339               --           39,339
     Net change in unrealized holding
        gain on investments available
        for sale, net of reclassification
        adjustment, net of tax                      --               --                --          (30,231)         (30,231)
     Minimum pension liability
        adjustment, net of tax                      --               --                --            4,788            4,788
                                                                                                              --------------
     Comprehensive income                                                                                            13,896
Capital contribution                                --            2,262                --               --            2,262
Dividends paid                                      --               --           (13,398)              --          (13,398)
                                         --------------    -------------    --------------   --------------   --------------
Balance, December 31, 2003                       2,500           31,538           310,662           21,610          366,310
Comprehensive income:
     Net income                                     --               --            38,216               --           38,216
     Net change in unrealized holding
        gain on investments available
        for sale, net of reclassification
        adjustment, net of tax                      --               --                --             (120)            (120)
                                                                                                              --------------
     Comprehensive income                                                                                            38,096
Dividends paid                                      --               --           (14,734)              --          (14,734)
                                         --------------    -------------    --------------   --------------   --------------
Balance, December 31, 2004                       2,500           31,538           334,144           21,490          389,672
Comprehensive income:
     Net income                                     --               --            42,344               --           42,344
     Net change in unrealized holding
        gain on investments available
        for sale, net of reclassification
        adjustment, net of tax                      --               --                --          (22,773)         (22,773)
                                                                                                              --------------
     Comprehensive income                                                                                            19,571
Dividends paid                                      --               --           (13,790)              --          (13,790)
                                         --------------    -------------    --------------   --------------   --------------
Balance, December 31, 2005              $        2,500           31,538           362,698           (1,283)         395,453
                                         ==============    =============    ==============   ==============   ==============

See accompanying notes to consolidated financial statements.


                                              AMERICAN FIDELITY ASSURANCE COMPANY
                                                       AND SUBSIDIARIES

                                             Consolidated Statements of Cash Flows

                                         Years ended December 31, 2005, 2004, and 2003
                                                        (In thousands)
                                                                       2005                  2004                  2003
                                                                -------------------   -------------------    ------------------
Cash flows from operating activities:
     Net income                                                $            42,344                38,216                39,339
                                                                -------------------   -------------------    ------------------
     Adjustments to reconcile net income to net cash
        provided by operating activities:
           Provision for depreciation                                            2                     2                     1
           Accretion of discount on investments                             (8,382)               (5,355)               (3,674)
           Realized gains on investments                                      (117)               (3,910)               (7,782)
           Net purchases, sales, and maturities of
              trading investments                                          (33,086)              (14,127)              (15,725)
           Increase in deferred policy acquisition costs                   (24,033)              (12,596)              (24,542)
           Increase in accrued investment income                            (1,688)                 (786)                  (29)
           Decrease (increase) in accounts receivable                        5,185               (31,616)              (39,802)
           Decrease in other assets, net of
              realized gains                                                 1,690                   220                 1,016
           Increase in policy liabilities                                   38,287                56,864                59,470
           Interest credited on deposit and other
              investment-type contracts                                     32,820                30,129                28,613
           Charges on deposit and other
              investment-type contracts                                    (10,777)              (12,724)              (11,921)
           Increase in general expenses, taxes, licenses
              and fees payable, funds withheld under
              reinsurance contract, and other liabilities                   20,458                38,558                34,915
           Cumulative effect of change in accounting principle                  --                    --                41,403
           (Decrease) increase in fair value of derivative in
              funds withheld under reinsurance contract                     (7,310)                3,826                (4,215)
           Transfer of securities available for sale to trading                 --                    --               (37,938)
           Net change in fair value of trading investments                   7,105                (3,851)                4,257
           Deferred income taxes                                              (802)                4,995                 4,252
                                                                -------------------   -------------------    ------------------
                 Total adjustments                                          19,352                49,629                28,299
                                                                -------------------   -------------------    ------------------
                 Net cash provided by operating activities                  61,696                87,845                67,638
                                                                -------------------   -------------------    ------------------
Cash flows from investing activities:
     Sale, maturity, or repayment of investments:
        Fixed maturities available for sale                                279,099               328,580               620,955
        Equity securities available for sale                                 5,948                 5,116                10,653
        Mortgage loans on real estate                                       27,520                25,252                23,649
     Net change in short-term and other investments,
        net of realized gains                                                4,552               (19,530)              (14,067)
     Purchase of investments:
        Fixed maturities available for sale                               (406,971)             (509,413)             (851,551)
        Equity securities available for sale                               (11,737)              (13,206)              (11,677)
        Mortgage loans on real estate                                      (57,649)              (55,957)              (39,688)
     Net change in policy loans                                               (432)                 (110)                 (631)
                                                                -------------------   -------------------    ------------------
                 Net cash used in investing activities                    (159,670)             (239,268)             (262,357)
                                                                -------------------   -------------------    ------------------


                                              AMERICAN FIDELITY ASSURANCE COMPANY
                                                       AND SUBSIDIARIES

                                             Consolidated Statements of Cash Flows

                                         Years ended December 31, 2005, 2004, and 2003
                                                        (In thousands)
                                                                       2005                  2004                  2003
                                                                -------------------   -------------------   -------------------
Cash flows from financing activities:
     Dividends paid to parent                                  $           (13,790)              (14,734)              (13,398)
     Capital contribution from parent                                           --                    --                 2,262
     Proceeds from notes payable                                            75,000               142,000               175,000
     Repayment of notes payable                                             (4,142)               (5,714)              (25,715)
     Deposits to deposit and other
        investment-type contracts                                           98,454                90,678                87,426
     Withdrawals from deposit and other
        investment-type contracts                                          (64,256)              (60,573)              (50,831)
                                                                -------------------   -------------------   -------------------
              Net cash provided by financing activities                     91,266               151,657               174,744
                                                                -------------------   -------------------   -------------------
              Net (decrease) increase in cash                               (6,708)                  234               (19,975)
Cash, beginning of year                                                     21,573                21,339                41,314
                                                                -------------------   -------------------   -------------------
Cash, end of year                                              $            14,865                21,573                21,339
                                                                ===================   ===================   ===================
Supplemental disclosure of cash flow information:
     Cash paid during the year for:
        Interest on notes payable                              $            16,084                12,671                 9,722
        Federal income taxes, net of refunds received                       14,010                11,000                 7,460
Supplemental disclosure of noncash investing activities:
     Change in net unrealized holding gain on investment
        available for sale, net of deferred tax benefit
        of $12,270, $65, and $16,279 in 2005, 2004,
        and 2003, respectively                                             (22,773)                 (120)              (30,231)
     Minimum pension liability adjustment, net of
        deferred tax expense of $2,579                                          --                    --                 4,788
     Transfer of available for sale investments to trading,
        with an unrealized holding gain of $37,938                              --                    --               492,878

See accompanying notes to consolidated financial statements.

                       AMERICAN FIDELITY ASSURANCE COMPANY
                                AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                        December 31, 2005, 2004, and 2003



(1)  Business Description and Significant Accounting Policies

     (a)  Business

          American Fidelity Assurance Company and subsidiaries (AFA or the Company) provide a variety of financial services. AFA is a wholly owned subsidiary of American Fidelity Corporation (AFC), a Nevada insurance holding company. The Company is subject to state insurance regulations and periodic examinations by state insurance departments.

          AFA is licensed in 49 states and the District of Columbia with approximately 34% of direct premiums written in Oklahoma, Texas, and California. AFA is represented by approximately 330 salaried managers and agents, and over 8,800 brokers. Activities of AFA are largely concentrated in the group disability income, group and individual annuity, supplemental health, and individual medical markets. In addition, individual and group life business is also conducted. The main thrust of AFA's sales is worksite marketing of voluntary products through the use of payroll deduction. The Company sells these voluntary products through a salaried sales force that is broken down into two divisions: the Association Worksite Division (AWD) and American Fidelity Educational Services (AFES). AWD specializes in voluntary disability income insurance programs aimed at selected groups and associations whose premiums are funded by employees through payroll deductions. AFES focuses on marketing to public school employees with voluntary insurance products such as disability income, tax-sheltered annuities, life insurance, dread disease, and accident only. These premiums are also funded by employees through payroll deductions. The expertise gained by the Company in worksite marketing of voluntary products is used by the Strategic Alliances Division in developing products to meet special situations and focusing on marketing to a broad range of employers through independent broker agencies and agents interested in getting into or enhancing their payroll deduction capability. The AFAmeriLife Division was formed upon the acquisition of a block of life business in 2000. This division is marketing individual life products through the internet and through independent brokers.

     (b)  Basis of Presentation and Principles of Consolidation

          The consolidated financial statements have been prepared in conformity with U.S. generally accepted accounting principles, which vary in some respects from statutory accounting practices prescribed or permitted by state insurance departments (see note 2). The consolidated financial statements include the accounts and operations of AFA and its wholly owned subsidiaries. All significant intercompany accounts and transactions have been eliminated in the consolidated financial statements.

     (c)  Use of Estimates

          Management of the Company has made a number of estimates and assumptions relating to the reporting of assets and liabilities and the disclosure of contingent assets and liabilities to prepare these consolidated financial statements in conformity with U.S. generally accepted accounting principles. Actual results could differ from those estimates. Principal estimates that could change in the future are the actuarial assumptions used in establishing deferred policy acquisition costs and policy liabilities.

     (d)  Investments

          Management determines the appropriate classification of investments at the time of purchase. Held-to-maturity debt securities are those securities that management has the intent and the Company has the ability at the time of purchase to hold the investments until maturity and are carried at amortized cost. Trading securities are bought and held principally for the purpose of selling them in the near term and are carried at fair value. Investments to be held for indefinite periods of time and not intended to be held to maturity or for trading are classified as available for sale and carried at fair value. Fair values of investments classified as trading and as available for sale are based on quoted market prices. All of the Company's investments are classified as available for sale or trading.

          The effects of unrealized holding gains and losses on trading securities are included in earnings. The effects of unrealized holding gains and losses on securities available for sale are reported as accumulated other comprehensive income, a separate component of stockholder's equity, net of deferred taxes. Transfers of securities between categories are recorded at fair value at the date of transfer.

          Short-term investments are reported at cost, which approximates fair value. Equity securities (common and nonredeemable preferred stocks) are reported at fair value. Mortgage loans on real estate are reported at the unpaid balance less an allowance for possible losses. Investment in real estate is carried at cost less accumulated depreciation. Investment in real estate, excluding land, is depreciated on a straight-line basis using the estimated life of no more than 39 years. Policy loans are reported at the unpaid balance.

          Realized gains or losses on disposal of investments are determined on a specific-identification basis and are included in the accompanying consolidated statements of income.

          Because the Company's primary business is in the insurance industry, the Company holds a significant amount of assets that are matched with its liabilities in relation to maturity and interest margin. In order to maximize earnings and minimize risk, the Company invests in a diverse portfolio of investments. The portfolio is diversified by geographic region, investment type, underlying collateral, maturity, and industry. Management does not believe the Company has any significant concentrations of credit risk in its investments.

          The investment portfolio includes fixed maturities, equity securities, mortgage loans, real estate, policy loans, and short-term and other investments. The Company does not invest in any fixed maturities that are low investment-grade and have a high yield (junk bonds). The Company limits its risks by investing in fixed maturities and equity securities of rated companies, mortgage loans adequately collateralized by real estate, selective real estate supported by appraisals, and policy loans collateralized by policy cash values. In addition, the Company performs due diligence procedures prior to making mortgage loans. These procedures include evaluations of the creditworthiness of the mortgagees and/or tenants and independent appraisals. Certain fixed maturities are guaranteed by the United States government.

          The Company periodically reviews its investment portfolio to determine if allowances for possible losses or provisions for other-than-temporary impairment are necessary. In connection with this determination, management reviews published market values, credit ratings, independent appraisals, and other valuation information. While management believes that current allowances are adequate, and that no provisions for other-than-temporary impairment are necessary, adjustments may be necessary in the future due to changes in economic conditions. In addition, regulatory agencies periodically review investment valuation as an integral part of their examination process. Such agencies may require the Company to recognize adjustments to the allowance for losses or carrying values of investments based upon available information and judgments of the regulatory examiners at the time of their examination.

     (e)  Recognition of Premium Revenue and Costs

          Revenues from life, payout annuity (with life contingencies), and accident and health policies represent premiums recognized over the premium-paying period and are included in life, annuity, and accident and health premiums. Expenses are associated with earned premiums to result in recognition of profits over the life of the policies. Expenses include benefits paid to policyholders and the change in the reserves for future policy benefits. The Company's earnings related to annuity products are impacted by conditions in the overall interest rate environment.

          Revenues from accumulation policies, which are included in other revenues, represent amounts assessed against policyholders. Such assessments are principally surrender charges. Policyholder account balances for accumulation annuities consist of premiums received, plus credited interest, less accumulated policyholder assessments. Policyholder account balances are reported in the consolidated balance sheets as funds held under deposit administration contracts. Expenses for accumulation annuities represent interest credited to policyholder account balances.

          Revenues from universal life policies, which are included in other revenues, represent amounts assessed against policyholders. Such assessments are principally mortality charges, surrender charges, and policy service fees. Policyholder account balances consist of premiums received plus credited interest, less accumulated policyholder assessments. Policyholder account balances are reported in the consolidated balance sheets as other policy liabilities. Expenses include interest credited to policyholder account balances and benefits in excess of account balances returned to policyholders.

     (f)  Policy Acquisition Costs

          The Company defers costs that vary with and are primarily related to the production of new business. Deferred costs associated with life, annuity, universal life, and accident and health insurance policies consist principally of field sales compensation, direct response costs, underwriting and issue costs, and related expenses. Deferred costs associated with life policies are amortized (with interest) over the anticipated premium-paying period of the policies using assumptions that are consistent with the assumptions used to calculate policy reserves. Deferred costs associated with annuities and universal life policies are amortized over the life of the policies at a constant rate based on the present value of the estimated gross profit to be realized. Deferred costs related to accident and health insurance policies are amortized over the anticipated premium-paying period of the policies based on the Company's experience. Deferred policy acquisition costs are subject to recoverability testing at the time of policy issue and at the end of each accounting period, and are written off if determined to be unrecoverable.

     (g)  Policy Liabilities

          Life and annuity and accident and health policy benefit reserves are primarily calculated using the net level reserve method. The net level reserve method includes assumptions as to future investment yields, withdrawal rates, mortality rates, and other assumptions based on the Company's experience. These assumptions are modified as necessary to reflect anticipated trends and include provisions for possible unfavorable deviation.

          Reserves for benefits payable are determined using case-basis evaluations and statistical analyses. These reserves represent the estimate of all benefits incurred but unpaid. The cancer reserves for benefits payable are discounted at 6% at December 31, 2005 and 2004. The group disability reserves for benefits payable are discounted at 6.75% and 6.5% at December 31, 2005 and 2004, respectively. The estimates are periodically reviewed and, as adjustments become necessary, they are reflected in current operations. Although such estimates are the Company's best estimate of the ultimate value, the actual results may vary from these values in either direction.

     (h)  Reinsurance

          The Company accounts for reinsurance transactions as prescribed by Statement of Financial Accounting Standards (SFAS) No. 113, Accounting and Reporting for Reinsurance of Short-Duration and Long-Duration Contracts. SFAS No. 113 requires the reporting of reinsurance transactions relating to the balance sheet on a gross basis and precludes immediate gain recognition on reinsurance contracts.

     (i)  Income Taxes

          Income taxes are accounted for under the asset and liability method. Deferred income tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date.

     (j)  Equipment

          Equipment, which is included in other assets, is stated at cost and is depreciated on a straight-line basis using estimated lives of three to ten years. Additions, renewals, and betterments are capitalized. Expenditures for maintenance and repairs are expensed. The costs associated with internally developed software are capitalized and amortized on a straight-line basis using estimated useful lives of three to five years. Upon retirement or disposal of an asset, the asset and related accumulated depreciation is eliminated and any related gain or loss is included in income.

     (k)  Separate Accounts

          The Company maintains a separate account under Oklahoma insurance law designated as American Fidelity Separate Account A (Account A). Account A was formerly known as American Fidelity Variable Annuity Fund A, and operated as an open-end diversified management investment company from 1968 to December 31, 1998. Effective January 1, 1999, it was converted to a unit investment trust separate account, and it transferred its investment portfolio to the American Fidelity Dual Strategy Fund (the Fund), an open-end investment company sponsored by AFA, in exchange for shares of the Fund. Under Oklahoma law, the assets of Account A are segregated from the Company's assets, are held for the exclusive benefit of the variable annuity contract owners, and are not chargeable with liabilities arising out of the business conducted by any other account or by the Company.

          The Company also maintains separate accounts under Oklahoma insurance law designated as American Fidelity Separate Account B (Account B) and American Fidelity Separate Account C (Account C). Account B and Account C are registered as unit investment trusts under the Investment Company Act of 1940, as amended. Under Oklahoma law, the assets of each of the 17 segregated subaccounts for Account B and the 17 segregated subaccounts for Account C are held for the exclusive benefit of the variable annuity contract owners, and are not chargeable with liabilities arising out of the business conducted by any other account or by the Company.

     (l)  Basic Net Income Per Share

          Basic net income per share is based on the weighted average number of shares outstanding. During the years ended December 31, 2005, 2004, and 2003, the weighted average number of shares outstanding was 250,000. There are no dilutive securities outstanding.

     (m)  Reclassifications

          Certain prior year amounts have been reclassified to be consistent with the current year presentation.

     (n)  Comprehensive Income

          The Company accounts for comprehensive income as prescribed by SFAS No. 130, Reporting Comprehensive Income. SFAS No. 130 establishes standards for reporting and presentation of comprehensive income and its components in a full set of financial statements. Comprehensive income (loss) consists of net income, changes in net unrealized gains (losses) on securities available for sale (net of reclassification adjustment), and changes in the net minimum pension liability, and is presented in the consolidated statements of stockholder's equity.

     (o)  New Accounting Pronouncements

          In September 2005, the American Institute of Certified Public Accountants issued Statement of Position (SOP) 05-1, Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection with Modifications or Exchanges of Insurance Contracts. This statement provides guidance on accounting by insurance enterprises for deferred acquisition costs on internal replacements of insurance and investment contracts other than those specifically described in SFAS No. 97, Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and For Realized Gains and Losses from the Sale of Investments. SOP 05-1 defines an internal replacement as a modification in product benefits, features, rights, or coverages that occur by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by the election of a feature or coverage within a contract. Under SOP 05-1, modifications that result in a substantially unchanged contract will be accounted for as a continuation of the replaced contract. A replacement contract that is substantially changed will be accounted for as an extinguishment of the replaced contract resulting in a release of unamortized deferred acquisition costs and unearned inducements associated with the replaced contract. The guidance in SOP 05-1 will be applied prospectively and is effective for internal replacements occurring in fiscal years beginning after December 15, 2006. The Company is currently evaluating the impact of SOP 05-1 and does not expect that the pronouncement will have a material impact on the Company's consolidated financial statements.

          On April 2, 2003, the Financial Accounting Standards Board (FASB) cleared SFAS No. 133 Implementation Issue No. B36 (the Statement), Embedded Derivatives: Modified Coinsurance Arrangements and Debt Instruments That Incorporate Credit Risk Exposures That Are Unrelated or Only Partially Related to the Creditworthiness of the Obligor under Those Instruments. The Company's funds withheld under reinsurance contract contains an embedded derivative, which requires bifurcation and separate accounting under the Statement. The identified embedded derivative closely resembles a total return swap. The Company has developed a valuation model to arrive at an estimate of the fair value of the embedded derivative that uses various assumptions regarding future cash flows under the affected reinsurance contract. The effective date of the implementation guidance in the Statement is the first day of the first quarter beginning after September 15, 2003.

          The fair value of the embedded derivative at the date of adoption of the Statement on October 1, 2003 created a loss of approximately $26,912,000, net of taxes of approximately $14,491,000 and this has been accounted for as a cumulative effect of a change in accounting principle. The (decrease) increase in the embedded derivative for the year ended December 31, 2005 and 2004 and from October 1, 2003 to December 31, 2003 of approximately $(7,310,000), $3,826,000, and
          $(4,215,000), respectively, are included in the consolidated statements of income as the change in the fair value of derivative in funds withheld under reinsurance contract. Additionally, the Statement allowed for companies that have ceded insurance under existing reinsurance arrangements to reclassify investment securities from available for sale into trading, without calling into question the intent of those companies to hold other investment securities as available for sale; however, those "taint-free" reclassifications are limited to the amount and type of securities related to the embedded derivative that is being newly accounted for as a derivative in conjunction with the initial application of the Statement. The Company elected to reclassify investment securities available for sale with an amortized cost of approximately $492,878,000 and a fair value of approximately $530,816,000. The unrealized gain at the date of the transfer of approximately $37,938,000 was recognized in earnings and is included in net investment income in the consolidated statements of income.

          The following compares reported net income for 2003 to pro forma net income, assuming the provisions of the Statement were in effect for all years presented (in thousands):

                                               2003
                                        -------------------
      Net income, as reported          $            39,339
                                        ===================
      Pro forma net income             $            42,907
                                        ===================


          In December 2003, the FASB issued FASB Interpretation No. 46 (revised December 2003), Consolidation of Variable Interest Entities, an Interpretation of ARB No. 51 (FIN 46R), which addresses how a business enterprise should evaluate whether it has a controlling financial interest in an entity through means other than voting rights and accordingly should consolidate the entity. FIN 46R replaces FASB Interpretation No. 46, Consolidation of Variable Interest Entities, and Interpretation of ARB No. 51, which was issued January 2003. The Company applied the revised Interpretation immediately to all entities created after December 31, 2003, and to all other entities as of January 1, 2005. The application of FIN 46R did not have a material effect on the Company's financial statements and no consolidation or disclosure was required.

          In July 2003, the American Institute of Certified Public Accountants issued Statement of Position (SOP) 03-1, Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts. This statement provides guidance on separate account presentation and valuation, the accounting for sales inducements and the classification and valuation of long-duration contract liabilities. This statement was adopted by the Company on January 1, 2004. The adoption of SOP 03-1 did not have a material effect on the results of operations or financial condition of the Company.

          In May 2003, the FASB issued SFAS No. 150, Accounting for Certain Financial Instruments with Characteristics of both Liabilities and Equity. This Statement establishes standards for the classification and measurement of certain financial instruments with characteristics of both liabilities and equity. The Statement also includes required disclosures for financial instruments within its scope. For the Company, the Statement was effective as of January 1, 2004, except for mandatorily redeemable financial instruments. For certain mandatorily redeemable financial instruments, the Statement will be effective for the Company on January 1, 2005. The effective date has been deferred indefinitely for certain other types of mandatorily redeemable financial instruments. The Company currently does not have any financial instruments that are within the scope of this Statement.

(2)  Statutory Financial Information

     The Company is required to file statutory financial statements with state insurance regulatory authorities. Accounting principles used to prepare statutory financial statements differ from financial statements prepared on the basis of U.S. generally accepted accounting principles. The Company reported statutory net income for the years ended December 31, 2005, 2004, and 2003 of approximately $19,507,000, $25,580,000, and $19,646,000, respectively. The Company reported statutory capital and surplus at December 31, 2005 and 2004 of approximately $184,625,000 and $176,508,000, respectively.

     Retained earnings of the Company are restricted as to payment of dividends by statutory limitations applicable to insurance companies. Without prior approval of the state insurance department, dividends that can be paid by the Company are generally limited to the greater of (a) 10% of statutory capital and surplus, or (b) the statutory net gain from operations. These limitations are based on the amounts reported for the previous calendar year.

     The Oklahoma Insurance Department has adopted risk-based capital (RBC) requirements for life insurance companies. These requirements are applicable to the Company. The RBC calculation serves as a benchmark for the regulation of life insurance companies by state insurance regulators. RBC provides for surplus formulas similar to target surplus formulas used by commercial rating agencies. The formulas specify various weighting factors that are applied to statutory financial balances or various levels of activity based on the perceived degree of risk, and are set forth in the RBC requirements. The amount determined under such formulas is called the authorized control level RBC (ACLC).

     The RBC guidelines define specific capital levels based on a company's ACLC that are determined by the ratio of the company's total adjusted capital
     (TAC) to its ACLC. TAC is equal to statutory capital, plus the Asset Valuation Reserve and any voluntary investment reserves, 50% of dividend liability, and certain other specified adjustments. Companies where TAC is less than or equal to 2.0 times ACLC are subject to certain corrective actions, as set forth in the RBC requirements.

     At December 31, 2005 and 2004, the statutory TAC of the Company significantly exceeds the level requiring corrective action.

(3)  Investments

     Investment income for the years ended December 31 is summarized below (in thousands):

                                                       2005            2004            2003
                                                 -------------   -------------   -------------
Interest on fixed maturities                    $     116,481         106,647          97,146
Dividends on equity securities                            623             475           1,238
Interest on mortgage loans                             21,559          19,800          19,038
Investment real estate income                               5               5               5
Interest on policy loans                                2,752           2,389           1,991
Interest on short-term investments                      1,144              85              15
Net realized gains                                        117           3,910           7,782
Unrealized holding gain on transfer of
     investments available for sale to trading             --              --          37,938
Change in fair value of trading investments            (7,105)          3,851          (4,257)
Other                                                   1,058             405              90
                                                 -------------   -------------   -------------
                                                      136,634         137,567         160,986
Less reinsurance allowance for investment
     income under funds withheld arrangement
     (note 12)                                        (35,996)        (34,667)        (33,385)
Less investment expenses                              (24,625)        (20,476)        (16,411)
                                                 -------------   -------------   -------------
                 Net investment income          $      76,013          82,424         111,190
                                                 =============   =============   =============


     Net realized gains (losses) and the changes in unrealized gains (losses) on investments for the years ended December 31 are as follows (in thousands):

                                           2005                        2004                         2003
                                ---------------------------  ---------------------------  ---------------------------
                                  Realized     Unrealized     Realized      Unrealized     Realized      Unrealized
                                ------------- -------------  ------------  -------------  ------------  -------------
Fixed maturities available
  for sale                     $      2,835        (35,920)       1,442          (1,354)       3,823         (46,276)
Equity securities available
  for sale                             (292)           877          366           1,169          417            (234)
Trading securities                      150         (7,105)         440           3,851           27          33,681
Mortgage loans                         (273)            --         (232)             --         (405)             --
Short-term and other                 (2,303)            --        1,894              --        3,920              --
                                ------------- -------------  ------------  -------------  ------------  -------------
                               $        117        (42,148)       3,910           3,666        7,782         (12,829)
                                ============= =============  ============  =============  ============  =============


     Included in the above realized gains (losses) is the (increase) decrease in the allowance for possible losses on mortgage loans of $(273,000), $50,000, and $(405,000) in 2005, 2004, and 2003, respectively.

     The gross unrealized holding gains on equity securities available for sale were approximately $2,737,000 and $1,726,000 in 2005 and 2004, respectively. Gross unrealized holding losses on equity securities available for sale were approximately $213,000 and $79,000 in 2005 and 2004, respectively.

     The amortized cost and estimated fair value of investments in fixed maturities available for sale are as follows (in thousands):

                                                                December 31, 2005
                                  ----------------------------------------------------------------------------
                                                           Gross              Gross
                                                         unrealized         unrealized
                                     Amortized            holding            holding            Estimated
                                        cost               gains              losses            fair value
                                  -----------------   -----------------  -----------------   -----------------
U.S. Treasury securities         $           3,146                  60                (38)              3,168
Obligations of U.S. government
     sponsored agencies                    301,546               1,886             (4,571)            298,861
States and territories                      14,277                 396                (94)             14,579
Corporate securities                       545,859              15,724             (5,998)            555,585
Mortgage-backed securities                 681,954               3,148            (15,014)            670,088
                                  -----------------   -----------------  -----------------   -----------------
                 Total           $       1,546,782              21,214            (25,715)          1,542,281
                                  =================   =================  =================   =================


                                                                December 31, 2004
                                   ----------------------------------------------------------------------------
                                                            Gross              Gross
                                                          unrealized         unrealized
                                      Amortized            holding            holding            Estimated
                                         cost               gains              losses            fair value
                                   -----------------   -----------------  -----------------   -----------------
U.S. Treasury securities          $           3,430                  76                 --               3,506
Obligations of U.S. government
     sponsored agencies                     269,465               3,003             (2,408)            270,060
States and territories                       13,976                 345               (109)             14,212
Corporate securities                        483,262              23,932             (1,823)            505,371
Mortgage-backed securities                  637,560              12,489             (4,086)            645,963
                                   -----------------   -----------------  -----------------   -----------------
                 Total            $       1,407,693              39,845             (8,426)          1,439,112
                                   =================   =================  =================   =================


     The amortized cost and estimated fair value of investments in fixed maturities available for sale at December 31, 2005 are shown below (in thousands) by contractual maturity. Expected maturities will differ from contractual maturities because the issuers of such securities may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                Amortized         Estimated
                                                  cost            fair value
                                            ---------------   ----------------
Due in one year or less                    $        77,619             77,194
Due after one year through five years              149,682            149,485
Due after five years through ten years             269,219            271,537
Due after ten years                                368,308            373,977
                                            ---------------   ----------------
                                                   864,828            872,193
Mortgage-backed securities                         681,954            670,088
                                            ---------------   ----------------
                 Total                     $     1,546,782          1,542,281
                                            ===============   ================


     Proceeds from sales of investments in fixed maturities available for sale were approximately $70,260,000, $113,095,000, and $119,920,000 in 2005,
     2004, and 2003, respectively. Gross gains of approximately $4,282,000, $2,758,000, and $4,514,000 and gross losses of approximately $1,769,000, $1,724,000, and $3,020,000 were realized on those sales in 2005, 2004, and 2003, respectively. In addition, the Company realized net gains of approximately $322,000, $408,000, and $2,329,000 during 2005, 2004, and
     2003, respectively, on investments in fixed maturities that were called or prepaid.

     The Company's common stock consists of holdings in banks and trust and insurance companies, primarily in Federal Home Loan Bank common stock.

     At October 1, 2003, the Company elected to reclassify investment securities available for sale with an amortized cost of approximately $492,878,000 and a fair value of approximately $530,816,000 to trading (note 1(o)). The unrealized gain at the date of transfer of approximately $37,938,000 is included in net investment income.

     At December 31, 2005 and 2004, the Company maintained a portfolio of investment securities classified as trading with a fair value of approximately $591,956,000 and $565,825,000, respectively. These investments are subject to price volatility associated with any interest-bearing instrument. Net realized gains on trading securities during the years ended December 31, 2005 and 2004 were approximately $150,000 and $440,000, respectively, and are included in net investment income. Net unrealized holding gains on trading securities held at December 31, 2005 and 2004 were approximately $30,427,000 and $37,532,000, respectively.

     Gross unrealized losses on investment securities available for sale and the fair value of the related securities, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position, at December 31, 2005, were as follows (in thousands):

                                    Less than 12 months          12 months or longer                Total
                                ---------------------------  ---------------------------  ---------------------------
                                               Unrealized                   Unrealized                   Unrealized
                                 Fair value      losses      Fair value       losses      Fair value       losses
                                ------------- -------------  ------------  -------------  ------------  -------------
U.S. Treasury securities       $      2,446            (38)          --              --        2,446             (38)
Obligations of U.S. government
    sponsored agencies               66,721           (993)     146,007          (3,578)     212,728          (4,571)
States and territories                   --             --        4,886             (94)       4,886             (94)
Corporate securities                185,852         (3,297)      71,310          (2,701)     257,162          (5,998)
Mortgage-backed securities          329,656         (7,803)     153,635          (7,211)     483,291         (15,014)
                                ------------- -------------  ------------  -------------  ------------  -------------
     Subtotal - debt securities     584,675        (12,131)     375,838         (13,584)     960,513         (25,715)
                                ------------- -------------  ------------  -------------  ------------  -------------
Preferred stocks                        820           (213)          --              --          820            (213)
                                ------------- -------------  ------------  -------------  ------------  -------------
     Subtotal - equity securities       820           (213)          --              --          820            (213)
                                ------------- -------------  ------------  -------------  ------------  -------------
     Total                     $    585,495        (12,344)     375,838         (13,584)     961,333         (25,928)
                                ============= =============  ============  =============  ============  =============


     The unrealized losses in U.S. Treasury securities and obligations of U.S. government sponsored agencies are due to interest rate fluctuations which result in a decline in market values from original purchase price. Because the securities were acquired during a period of low interest rates, unrealized losses may continue and may become more severe in a rising rate environment. The Company expects the unrealized losses to reverse as the securities shorten in duration and mature, and the Company has the ability and intent to hold these investments until a market price recovery or maturity, these investments are not considered other than temporarily impaired.

     The investment included in states and territories is a taxable municipal bond issued by the state of Illinois. The bond is high grade investment quality and has an unrealized loss due to an increase in interest rates since acquisition. Because the decline in fair value is attributable to changes in interest rates and not credit quality, and because the Company has the ability and intent to hold this investment until a market price recovery or maturity, this investment is not considered other than temporarily impaired.

     The investments included in corporate securities are comprised of corporate bonds and convertible bonds. The unrealized loss is due to an increase in interest rates and changes in sector spreads. The unrealized loss may continue and may become more severe in a continued rising interest rate environment. Because the decline in fair value is attributable to changes in interest rates and not credit quality, and because the Company has the ability and intent to hold these investments until a market price recovery or maturity, these investments are not considered other than temporarily impaired.

     The investments included in mortgage-backed securities are comprised of U.S. government sponsored agency mortgage-backed securities, U.S. government sponsored agency-backed collateralized mortgage obligations, and corporate trustee issued (AAA rated) whole loan collateralized mortgage obligations. The unrealized losses on these securities are due to interest rate increases and not credit quality. The contractual cash flows of these securities are either a direct obligation of a U.S. government sponsored agency or of a corporate trustee with the added benefit of the underlying mortgage collateral. Because the decline in fair value is attributable to changes in interest rates and not credit quality, and because the Company has the ability and intent to hold these investments until a market price recovery or maturity, these investments are not considered other than temporarily impaired.

     The investments included in preferred stock with unrealized losses are mainly convertible preferred stocks of industrial companies. The unrealized loss is due to an increase in interest rates and changes in sector spreads. The unrealized loss may continue and may become more severe in a continued rising interest rate environment. The Company does not consider these investments to be other than temporarily impaired.

     Included in short-term and other investments at December 31, 2005 and 2004, respectively, are derivative instruments of approximately $12,115,000 and $11,906,000, which are carried at fair value. The net change in the fair value of these derivatives in 2005, 2004, and 2003 of approximately $(2,302,000), $1,894,000, and $4,331,000, respectively, before tax, is also reported as a realized (loss) gain in the consolidated statements of income. The derivative instruments owned by the Company consist of conversion features embedded within certain investments in fixed maturities and preferred stock, and are valued based on quotations obtained from an outside investment advisory firm.

     At December 31, 2005 and 2004, investments with carrying values of approximately $2,675,000 and $2,691,000, respectively, were on deposit with state insurance departments as required by statute.

(4)  Fair Value of Financial Instruments

     A summary of the Company's financial instruments (in thousands) and the fair value estimates, methods, and assumptions are set forth below:

                                                         2005                                2004
                                          ----------------------------------  -----------------------------------
                                             Carrying          Estimated         Carrying           Estimated
                                              amount          fair value          amount           fair value
                                          ----------------  ----------------  ----------------   ----------------
Financial assets:
    Cash                                 $       14,865            14,865            21,573             21,573
    Short-term and other investments             48,497            48,497            55,352             55,352
    Accounts receivable                          61,293            61,293            75,065             75,065
    Accrued investment income                    23,402            23,402            21,714             21,714
    Reinsurance receivables on paid
       and unpaid benefits                      749,059           749,059           740,472            740,472
    Policy loans                                 27,987            27,987            27,555             27,555
    Fixed maturities available for sale       1,542,281         1,542,281         1,439,112          1,439,112
    Equity securities available for sale         36,420            36,420            30,046             30,046
    Trading investments                         591,956           591,956           565,825            565,825
    Mortgage loans                              299,087           319,961           269,231            296,949
Financial liabilities:
    Certain policy liabilities                  776,825           774,124           729,260            725,628
    Derivative in funds withheld under
       reinsurance contract                      33,704            33,704            41,014             41,014
    Other liabilities                            95,130            95,130           105,609            105,609
    Notes payable                               505,072           494,518           434,214            441,014


     Cash, Short-Term and Other Investments, Accounts Receivable, Accrued Investment Income, Reinsurance Receivables on Paid and Unpaid Benefits, and Other Liabilities

     The carrying amount of these financial instruments approximates fair value because they mature within a relatively short period of time and do not present unanticipated credit concerns. The derivative balances included in short-term and other investments are carried at fair value, based on quotations obtained from an outside investment advisory firm.

     Policy Loans

     Policy loans have average interest yields of approximately 7.12% and 6.76% as of December 31, 2005 and 2004, respectively, and have no specified maturity dates. These loans typically carry an interest rate that is tied to the crediting rate applied to the related policy and contract reserves. Policy loans are an integral part of the life insurance policies that the Company has in force and cannot be valued separately.

     Fixed Maturities and Trading Investments

     The fair value of fixed maturities and trading investments are estimated based on bid prices published in financial newspapers or bid quotations received from securities dealers. The fair value of certain securities is not readily available through market sources other than dealer quotations, so fair value estimates are based on quoted market prices of similar instruments, adjusted for the differences between the quoted instruments and the instruments being valued.

     Equity Securities

     The fair value of equity securities investments of the Company is based on bid prices published in financial newspapers or bid quotations received from securities dealers.

     Mortgage Loans

     Fair values are estimated for portfolios of loans with similar characteristics. Mortgage loans are segregated into either commercial or residential categories, and have average net yield rates of 6.95% and 7.11% for December 31, 2005 and 2004, respectively. The fair value of mortgage loans was calculated by discounting scheduled cash flows to maturity using estimated market rates of 5.86% and 5.54% for December 31, 2005 and 2004, respectively. These rates reflect the credit and interest rate risk inherent in the loans. Assumptions regarding credit risk, cash flows, and discount rates are judgmentally determined using available market information and specific borrower information. The fair value of certain residential loans is based on the approximate fair value of the underlying real estate securing the mortgages.

     Certain Policy Liabilities

     Certain policies sold by the Company are investment-type contracts. These liabilities are segregated into two categories: deposit administration funds and immediate annuities that do not have life contingencies. The fair value of the deposit administration funds is estimated as the cash surrender value of each policy less applicable surrender charges. The fair value of the immediate annuities without life contingencies is estimated as the discounted cash flows of expected future benefits less the discounted cash flows of expected future premiums, using the current pricing assumptions. The carrying amount of all other policy liabilities approximates fair value.

                                                  2005                                2004
                                    ----------------------------------  ----------------------------------
                                       Carrying          Estimated         Carrying          Estimated
                                        amount          fair value          amount          fair value
                                    ----------------  ----------------  ----------------  ----------------
                                            (In thousands)                      (In thousands)
Funds held under deposit
    administration contracts       $      726,460           722,351           674,529           669,228
Annuities                                  50,365            51,773            54,731            56,400


     Derivative in Funds Withheld under Reinsurance Contract

     The fair value of the Company's derivative in funds withheld under reinsurance contract is estimated as the difference between the present value of the return on the underlying investment securities and the present value of the financing leg of the total return swap. The present value is determined using the LIBOR/swap curve.

     Notes Payable

     The fair value of the Company's notes payable is estimated by discounting the scheduled cash flows of each instrument through the scheduled maturity. The discount rates used are at or near the carried rates because the notes have relatively short terms or carry the option of conversion to an adjustable rate.

     Limitations

     Fair value estimates are made at a specific point in time, based on relevant market information and information about the financial instrument. These estimates do not reflect any premium or discount that could result from offering for sale at one time the Company's entire holdings of a particular financial instrument, nor do they reflect income taxes on differences between fair value and tax basis of the assets. Because no established exchange exists for a significant portion of the Company's financial instruments, fair value estimates are based on judgments regarding future expected loss experience, current economic conditions, risk characteristics of various financial instruments, and other factors. These estimates are subjective in nature and involve uncertainties and matters of significant judgment and therefore cannot be determined with precision. Changes in assumptions could significantly affect the estimates.

(5)  Deferred Policy Acquisition Costs

     Deferred policy acquisition costs principally represent field sales compensation, direct response costs, underwriting and issue costs, and related expenses. Information relating to the change in deferred policy acquisition costs is summarized as follows (in thousands):

                                                  Life and        Accident and
                                                  annuity            health              Total
                                             ----------------   ----------------   ----------------
Year ended December 31, 2005:
     Deferred costs                         $         14,219             60,102             74,321
     Amortization                                     (6,082)           (44,206)           (50,288)
                                             ----------------   ----------------   ----------------
                 Net increase               $          8,137             15,896             24,033
                                             ================   ================   ================
Year ended December 31, 2004:
     Deferred costs                         $         10,854             63,312             74,166
     Amortization                                    (10,981)           (50,589)           (61,570)
                                             ----------------   ----------------   ----------------
                 Net (decrease) increase    $           (127)            12,723             12,596
                                             ================   ================   ================
Year ended December 31, 2003:
     Deferred costs                         $         11,580             65,786             77,366
     Amortization                                    (11,579)           (41,245)           (52,824)
                                             ----------------   ----------------   ----------------
                 Net increase               $              1             24,541             24,542
                                             ================   ================   ================


(6)  Reserves for Future Policy Benefits

     Reserves for life and annuity future policy benefits as of December 31 are principally based on the interest assumptions set forth below (in thousands):

                                                                                    Interest
                                                    2005            2004          assumptions
                                              ---------------   -------------  -----------------
Life and annuity reserves:
     Issued prior to 1970                    $         3,186           3,271         4.75%
     Issued 1970 through 1980                         29,753          30,583     6.75% to 5.25%
     Issued after 1982 (indeterminate
        premium products)                                733             776    10.00% to 8.50%
     Issued through 1987 (acquired business)           1,207           1,212         11.00%
     Issued 1981-1994 (all other)                     37,398          37,606     8.50% to 7.00%
     Issued after 1994 (all other)                    32,388          45,329        Various
     Life contingent annuities                        34,891          35,275       Various<F1>
     Group term life waiver of premium
        disabled lives                                 8,935           9,233         6.00%
     Reserves acquired through assumption
        reinsurance agreement (note 12)              659,080         636,204     5.50% to 2.25%
                                              ---------------   -------------
                                             $       807,571         799,489
                                              ===============   =============

<F1>
     These reserves are revalued as limited-pay contracts. As a result, the reserve is somewhat greater than the present value of future benefits and expenses at the assumed interest rates, i.e., the actual interest rates required to support the reserves are somewhat lower than the rates assumed.


     Assumptions as to mortality are based on the Company's prior experience. This experience approximates the 1955-60 Select and Ultimate Table (individual life issued prior to 1981), the 1965-70 Select and Ultimate Table (individual life issued in 1981 and after), and the 1960 Basic Group Table (all group issues). Assumptions for withdrawals are based on the Company's prior experience. All assumptions used are adjusted to provide for possible adverse deviations.

(7)  Liability for Benefits Payable

     Life and Accident and Health Claim Reserve Activity for the years ended December 31, 2005, 2004, and 2003 was (in thousands):

                                                      2005             2004              2003
                                                 -------------   --------------    --------------
Liability beginning of year, net of reinsurance $      70,465           51,227            45,610
Incurred related to:
     Current year                                     236,786          232,616           235,864
     Prior years                                         (139)           6,052            (2,894)
                                                 -------------   --------------    --------------
                 Total incurred                       236,647          238,668           232,970
Paid related to:
     Current year                                     131,921          131,317           122,399
     Prior years                                       95,892           88,113           104,954
                                                 -------------   --------------    --------------
                 Total paid                           227,813          219,430           227,353
                                                 -------------   --------------    --------------
Liability end of year, net of reinsurance       $      79,299           70,465            51,227
                                                 =============   ==============    ==============


     Reinsurance recoverables on paid losses were $6,665,000 and $7,823,000 at December 31, 2005 and 2004, respectively.

     The provision for benefits pertaining to prior years decreased approximately $139,000 in 2005 from the prior year estimate. This decrease is due to better than anticipated experience in the group medical and disability lines of business of approximately $3,500,000, a lengthening of claim lags in the cancer line of business that accounted for a shortfall of approximately $4,100,000, and better than expected experience in life claims of approximately $700,000. At year-end 2004, there was an increase in reserves relating to group medical due to backlog concerns and transition issues with a third party administrator. These concerns did not materialize to the extent we had anticipated. The provision for benefits pertaining to prior years increased approximately $6,052,000 in 2004 from the prior year estimate. Approximately $7,000,000 of the increase was due to less than favorable experience in the group disability and medical line. This was offset by approximately $500,000 better than expected experience in cancer claims and approximately $425,000 better than expected experience in life claims. The provision for benefits pertaining to prior years decreased approximately $2,900,000 in 2003 from the prior year estimate. This decrease is due to less than favorable experience in the group medical and disability line of business of approximately $1,975,000 and better than expected experience in the cancer line of business of approximately $4,800,000.

(8)  Notes Payable

     Notes payable as of December 31 are summarized as follows:

                                                                           2005                  2004
                                                                    -------------------   -------------------
                                                                                   (In thousands)
2.98% line of credit, due in 2006, interest due monthly            $         25,000                25,000
5.55% line of credit, due in 2008, interest due monthly,
     interest rate was subject to conversion to an adjustable
     rate in February 2003 and quarterly thereafter                           6,500                 6,500
5.03% line of credit, due in 2008, interest due monthly,
     interest rate was subject to conversion to an adjustable
     rate in September 2003 and quarterly thereafter                          5,000                 5,000
5.60% line of credit, due in 2009, interest due monthly,
     interest rate was subject to conversion to an adjustable
     rate in October 2000 and quarterly thereafter                            5,000                 5,000
3.10% line of credit, due in 2009, interest due monthly,
     interest rate is subject to conversion to an adjustable
     rate in November 2006                                                   10,000                10,000
2.73% line of credit, due in annual installments of
     $2,000,000 until maturity in 2009, interest due monthly                  8,000                10,000
2.74% line of credit, due in 2009, interest due monthly,
     interest rate was subject to conversion to an adjustable
     rate in March 2005 and quarterly thereafter                             10,000                10,000
3.81% line of credit, due in 2009, interest due monthly,
     interest rate was subject to conversion to an adjustable
     rate in May 2005 and quarterly thereafter                               12,000                12,000
4.04% line of credit, due in 2009, interest due monthly                       5,000                 5,000
6.19% line of credit, due in 2010, interest due monthly,
     interest rate was subject to conversion to an adjustable
     rate in February 2001 and quarterly thereafter                          10,000                10,000
6.61% line of credit, due in 2010, interest due monthly,
     interest rate was subject to conversion to an adjustable
     rate in June 2003 and quarterly thereafter                              10,000                10,000
6.33% line of credit, due in 2010, interest due monthly,
     interest rate was subject to conversion to an adjustable
     rate in April 2002 and quarterly thereafter                             15,000                15,000
6.87% line of credit, due in 2010, interest due monthly,
     interest rate was subject to conversion to an adjustable
     rate in May 2001 and quarterly thereafter                               15,000                15,000
6.31% line of credit, due in 2010, interest due monthly,
     interest rate was subject to conversion to an adjustable
     rate in October 2003 and quarterly thereafter                           15,000                15,000
3.21% line of credit, due in annual installments of
     approximately  $1,428,571 until maturity in 2011,
     interest due monthly                                                     8,572                10,000
3.82% line of credit, due in 2012, interest due monthly,
     interest rate was subject to conversion to an adjustable
     rate in November 2003 and quarterly thereafter                          10,000                10,000
1.65% line of credit, due in 2013, interest due monthly,
     interest rate is subject to conversion to an adjustable
     rate in June 2006 and quarterly thereafter                             150,000               150,000
5.87% line of credit, due in 2014, interest due monthly,
     interest rate is subject to conversion to an adjustable
     rate in May 2006 and quarterly thereafter                               15,000                15,000
3.50% line of credit, due in 2014, interest due monthly,
     interest rate is subject to conversion to an adjustable
     rate in May 2007                                                        25,000                25,000
2.60% line of credit, due in 2014, interest due monthly,
     interest rate is subject to conversion to an adjustable
     rate in March 2008                                                      10,000                10,000
2.23% line of credit, due in 2014, interest due monthly,
     interest rate is subject to conversion to an adjustable
     rate in March 2007                                                      10,000                10,000
3.91% line of credit, due in 2014, interest due monthly,
     interest rate is subject to conversion to an adjustable
     rate in May 2008                                                        25,000                25,000
3.70% line of credit, due in 2014, interest due monthly,
     interest rate is subject to conversion to an adjustable
     rate in November 2009                                                   25,000                25,000
4.27% line of credit, due in 2015, interest due monthly,
     interest rate is subject to conversion to an adjustable
     rate in April 2011                                                       5,000                     -
3.85% line of credit, due in 2015, interest due monthly,
     interest rate is subject to conversion to an adjustable
     rate in April 2008                                                       5,000                     -
3.53% line of credit, due in 2015, interest due monthly,
     interest rate is subject to conversion to an adjustable
     rate in April 2007 and quarterly thereafter                              5,000                     -
3.34% line of credit, due in 2015, interest due monthly,
     interest rate is subject to conversion to an adjustable
     rate in May 2007 and quarterly thereafter                              10,000                      -
4.04% line of credit, due in 2015, interest due monthly,
     interest rate is subject to conversion to an adjustable
     rate in May 2011                                                        5,000                      -
3.64% line of credit, due in 2015, interest due monthly,
     interest rate is subject to conversion to an adjustable
     rate in May 2008                                                         5,000                     -
4.36% line of credit, due in 2015, interest due monthly,
     interest rate is subject to conversion to an adjustable
     rate in July 2012                                                       20,000                     -
4.20% line of credit, due in 2015, interest due monthly,
     interest rate is subject to conversion to an adjustable
     rate in August 2011                                                     20,000                     -
Various notes payable, paid in 2004                                               -                   714
                                                                    -------------------   -------------------
                                                                   $        505,072               434,214
                                                                    ===================   ===================


     AFA has a line of credit with the Federal Home Loan Bank of Topeka in the amounts of $505,072,000 and $434,214,000 at December 31, 2005 and 2004,
     respectively. The line of credit is secured by investment securities pledged as collateral by AFA with a carrying value of approximately $535,561,000 and $480,969,000 at December 31, 2005 and 2004, respectively, which exceeds the collateral required for this line of credit. The pledged securities are held in the Company's name in a custodial account at JP Morgan Chase Bank, N.A., to secure current and future borrowings. To participate in this available credit, AFA has acquired 259,127 shares of Federal Home Loan Bank of Topeka common stock with a total carrying value of approximately $25,913,000 at December 31, 2005.

     The Federal Home Loan Bank of Topeka has the option to convert the initial rate of interest to an adjustable rate of interest on many of these lines of credit on the dates listed in the table above. At any time after the Federal Home Loan Bank of Topeka exercises its conversion option, the Company may prepay the advance in full or in part without a fee.

     The Company has unused lines of credit of approximately $20,000,000 available at December 31, 2005.

     Interest expense for the years ended December 31, 2005, 2004, and 2003 totaled approximately $16,474,000, $13,055,000, and $9,865,000, respectively, and is included in net investment income as an investment expense in the accompanying consolidated statements of income.

     Scheduled maturities (excluding interest) of the above indebtedness at December 31, 2005 are as follows (in thousands):


       2006                     $     28,429
       2007                            3,428
       2008                           14,928
       2009                           45,429
       2010                           66,429
       Thereafter                    346,429
                                 ---------------
                                $    505,072
                                 ===============


(9)  Income Taxes

     Total 2005 income tax expense in the accompanying consolidated statements of income differs from the federal statutory rate of 35% of income before income taxes principally due to management fees paid to AFC treated as dividends for financial reporting purposes, the dividends received deduction and a tax-exempt interest adjustment related to prior years.

     Total 2004 income tax expense in the accompanying consolidated statements of income differs from the federal statutory rate of 35% of income before income taxes principally due to management fees paid to AFC treated as dividends for financial reporting purposes, the dividends received deduction and the tax exempt interest exclusion.

     The tax effects of temporary differences that give rise to the deferred tax assets and deferred tax liabilities at December 31 are presented below (in thousands):

                                                                2005               2004
                                                         ----------------   ----------------
Deferred tax assets:
     Other investments                                  $            808                999
     Life and health reserves                                     31,923             30,157
     Other liabilities and assets                                  5,016              4,792
     Derivative in funds withheld under reinsurance
        contract                                                  11,796             14,355
                                                         ----------------   ----------------
                 Total gross deferred tax assets                  49,543             50,303
                                                         ----------------   ----------------
Deferred tax liabilities:
     Fixed maturities                                            (10,113)           (26,605)
     Equity securities                                              (871)              (621)
     Deferred policy acquisition costs                           (92,452)           (86,860)
     Due and deferred premiums                                   (14,337)           (17,519)
                                                         ----------------   ----------------
                 Total gross deferred tax liabilities           (117,773)          (131,605)
                                                         ----------------   ----------------
                 Net deferred tax liability             $        (68,230)           (81,302)
                                                         ================   ================


     Management believes that it is more likely than not that the results of operations will generate sufficient taxable income to realize the deferred tax assets reported on the consolidated balance sheets.

     The Company and its subsidiaries are included in AFC's consolidated federal income tax return. Income taxes are reflected in the accompanying consolidated financial statements as if the Company and its subsidiaries were separate tax-paying entities. Other accounts payable includes income taxes payable of approximately $3,745,000 at December 31, 2005. Other accounts receivable includes income taxes receivable of approximately $3,208,000 at December 31, 2004.

     Prior to 1984, the Life Insurance Company Income Tax Act of 1959, as amended by the Deficit Reduction Act of 1984 (DRA), permitted the deferral from taxation of a portion of statutory income under certain circumstances. In these situations, the deferred income was accumulated in the Policyholders' Surplus Account (PSA). On January 1, 1984, the balance of the PSA account was fixed and only subject to taxation in the event amounts in the PSA account were distributed to shareholders, or if the balance of the account exceeded certain limitations prescribed by the IRS. On October 22, 2004, President Bush signed into law the American Jobs Creation Act of 2004. Included among the various provisions of the Act was a two-year suspension of the taxation on distributions of amounts from a company's Policyholder's Surplus Account and reordering rules for current distributions providing that distributions are deemed to reduce the existing PSA balance before reducing amounts available to shareholders. At December 31, 2005, the accumulated untaxed PSA balance for AFA was $1,628,000. Management believes that under AFA's ordinary operations, $1,628,000 will be distributed before the expiration date of the suspension. At the close of the suspension period, the previous ordering rules will be reinstated, accordingly management considers the likelihood of additional distributions from the PSA account after the suspension period to be remote; therefore, no Federal income tax has been provided for such distributions in the financial statements.

(10) Other Comprehensive Income (Loss)

The changes in the components of other comprehensive income (loss) are reported net of income taxes for the periods indicated, as follows (in thousands):


                                                                     Year ended December 31, 2005
                                                    ---------------------------------------------------------------
                                                          Pretax                 Tax                   Net
                                                          amount                effect                amount
                                                    -------------------   -------------------   -------------------
Unrealized holding loss on available for
     sale investments:
        Unrealized holding loss arising during
           the period                              $           (37,586)            13,160                  (24,426)
        Plus: reclassification adjustment for
           gains included in net income                          2,543               (890)                   1,653
                                                    -------------------   -------------------   -------------------
Other comprehensive loss                           $           (35,043)            12,270                  (22,773)
                                                    ===================   ===================   ===================


                                                                    Year ended December 31, 2004
                                                    ---------------------------------------------------------------
                                                          Pretax                 Tax                   Net
                                                          amount                effect                amount
                                                    -------------------   -------------------   -------------------
Unrealized holding loss on available for
     sale investments:
        Unrealized holding loss arising during
           the period                              $            (1,993)               698                   (1,295)
        Plus: reclassification adjustment for
           gains included in net income                          1,808               (633)                   1,175
                                                    -------------------   -------------------   -------------------
Other comprehensive loss                           $              (185)                65                     (120)
                                                    ===================   ===================   ===================


                                                                     Year ended December 31, 2003
                                                    ---------------------------------------------------------------
                                                          Pretax                 Tax                   Net
                                                          amount                effect                amount
                                                    -------------------   -------------------   -------------------
Unrealized holding loss on available for
     sale investments:
        Unrealized holding loss arising during
           the period                              $           (50,750)            17,764                  (32,986)
        Plus: reclassification adjustment for
           gains included in net income                          4,240             (1,485)                   2,755
Minimum pension liability                                        7,367             (2,579)                   4,788
                                                    -------------------   -------------------   -------------------
Other comprehensive loss                           $           (39,143)            13,700                  (25,443)
                                                    ===================   ===================   ===================


     At December 31, 2005 and 2004, the component of accumulated other comprehensive (loss) income is as follows (in thousands):

                                                                        2005                  2004
                                                                 -------------------   ----------------
Unrealized holding (losses) gains, net of deferred tax
     benefit (liability) of $694 and $(11,576) in 2005 and
     2004, respectively                                         $            (1,283)            21,490
                                                                 -------------------   ----------------
                                                                $            (1,283)            21,490
                                                                 ===================   ================


(11) Reinsurance

     Reinsurance contracts do not relieve the Company from its obligations to policyholders. Failure of reinsurers to honor their obligations could result in losses to the Company. The Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk arising from similar geographic regions, activities, or economic characteristics of the reinsurers to minimize its exposure to significant losses from reinsurer insolvencies. Management believes that all reinsurers presently used are financially sound and will be able to meet their contractual obligations; therefore, no significant allowance for uncollectible amounts has been included in the consolidated financial statements. At December 31, 2005 and 2004, reinsurance receivables with a carrying value of approximately $143,584,000 and $143,802,000, respectively, were associated with three reinsurers. In addition, reinsurance receivables of approximately $594,520,000 and $535,162,000 in 2005 and 2004, respectively, were associated with one reinsurer (note 12).

     Reinsurance agreements in effect for life insurance policies vary according to the age of the insured and the type of risk. Retention amounts for life insurance range from $500,000 on group life to $250,000 on individual life coverages, with slightly lower limits on accidental death benefits. At December 31, 2005 and 2004, the face amounts of life insurance in force that are reinsured amounted to approximately $14,877,000,000 (approximately 75.0% of total life insurance in force) and $14,780,000,000 (approximately 72.4% of total life insurance in force), respectively.

     Reinsurance agreements in effect for accident and health insurance policies vary with the type of coverage.

     The effects of reinsurance agreements on earned and written premiums, prior to deductions for benefits and commission allowances, were approximately $(197,261,000), $(203,025,000), and $(214,804,000) for life and accident and health reinsurance ceded, and $53,809,000, $18,658,000, and $16,173,000 for life and accident and health reinsurance assumed for the years ended December 31, 2005, 2004, and 2003, respectively.

     Reinsurance agreements reduced benefits paid for life and accident and health policies by approximately $159,260,000, $175,944,000, and $180,385,000 for the years ended December 31, 2005, 2004, and 2003, respectively.

(12) Acquired Business

     (a)  Mid-Continent Life Insurance Company

          Effective December 31, 2000, the Company entered into an assumption reinsurance agreement with the Commissioner of Insurance of the State of Oklahoma, in his capacity as receiver of Mid-Continent Life Insurance Company (MCL) of Oklahoma City, Oklahoma. Under this agreement, the Company assumed MCL's policies in force, with the exception of a small block of annuity policies that was assumed effective January 1, 2001. In a concurrent reinsurance agreement, the Company ceded 100% of the MCL policies assumed to Hannover Life Reassurance Company of America, which agreement was then transferred to Hannover Life Reassurance Company of Ireland (HLR), in 2002. The agreement with HLR is a funds withheld arrangement, with the Company ceding net policy assets and liabilities of approximately $580,823,000 and $549,886,000 to HLR and maintaining a funds withheld liability at December 31, 2005 and 2004, respectively.

          Under the terms of the agreement with the receiver, the Company has guaranteed that the amount of premiums charged under the assumed "Extra-Life" contracts will not increase during the 17-year period beginning December 31, 2000. The Company had also guaranteed that the current dividend scale on the assumed "Extra-Life" contracts shall not be reduced or eliminated during the five-year period beginning December 31, 2000. Beginning January 1, 2006, the dividends on the assumed "Extra-Life" contracts are no longer guaranteed pursuant to the assumption reinsurance agreement with the Commissioner of Insurance of the State of Oklahoma. Certain funds are being held by the receiver for the purpose of paying the reasonable costs of MCL's operations after December 31, 2000 and winding up the receivership proceedings, and the majority of these funds was remitted to the Company in 2003.

          As required by the terms of the assumption reinsurance agreement with the Commissioner of Insurance of the State of Oklahoma, the Company and HLR agreed that a Supplemental Policyholder Reserve (SPR) would be established. The initial SPR is equal to the net of the assets and liabilities received from MCL under the assumption agreement, less amounts ceded to other reinsurance carriers. The SPR is 100% ceded to HLR.

          The purpose of the SPR is to provide additional protection to the MCL policyholders against premium increases and to ensure that profits are recognized over the lives of the underlying policies, rather than being recognized up front. The method for calculation of initial SPR was specified precisely in the agreement with the receiver. The method for calculating the SPR for periods beyond the purchase date was developed by the Company, as this reserve is not otherwise required statutorily or under existing actuarial valuation guidance. The SPR is divided into two parts: (a) an additional reserve for future benefits, which is an estimate of the amount needed, in addition to the policy reserves and liability for future dividends, to fund benefits assuming there are no future premium rate increases, and (b) an additional reserve for future estimated profit, which represents the profit the Company expects to earn on this business over the lives of the underlying policies. The SPR is reprojected each year to recognize current and future profits as a level percentage of future projected required capital amounts each year, resulting in a level return on investment. Any remaining SPR will not automatically be released after the premium guarantee period of 17 years, because the SPR is to be held until there is an actuarial certainty that premium rate increases will not be needed. The calculation of the SPR is subject to significant volatility, as it is highly dependent upon assumptions regarding mortality, lapse experience, and investment return. Small shifts in any of these underlying assumptions could have a dramatic impact on the value of the SPR.

          Under the terms of the agreement with HLR, HLR has agreed to share future profits on a 50/50 basis with the Company, through an experience refund account. The experience refund account is calculated as premium income plus investment income, less reserve increases (including the SPR), benefits paid, and administrative expense allowances paid to AFA, and is settled on a quarterly basis. Losses are not shared on a 50/50 basis, except to the extent that a net loss in the experience account at the end of a quarter carries forward to future quarters. The experience refund earned by AFA in 2005 and 2004, before tax, was approximately $3,872,000 and $3,973,000, respectively, and is included in other income in the accompanying consolidated statements of income. Due to the nature of a funds withheld reinsurance arrangement, the components of the experience refund calculation are reported as separate components in the accompanying consolidated statements of income. Premium income, reserve increases, and benefits paid related to this block are reported as reductions of premium income, changes in reserves, and benefits for reinsurance ceded, as required by SFAS No. 113. Investment income on the funds withheld is included in AFA's investment income, and administrative expense allowances paid to AFA are reported as a reduction of AFA's expense. The impact of ceding investment income on funds withheld is reported as a reduction of net investment income in the accompanying consolidated statements of income.

     (b)  American Standard Life and Accident Insurance Company

          Effective July 1, 1998, the Company entered into an assumption reinsurance agreement with American Standard Life and Accident Insurance Company (ASL) of Enid, Oklahoma, the National Organization of Life and Health Guaranty Associations, and the guaranty associations in the states where ASL originally conducted its business. The Company recorded an asset for the value of the business acquired based on the present value of the estimated future profits on the business (PVP) at a 6.75% discount rate. The PVP was estimated to be $4,313,000 at July 1, 1998. Approximately $245,000, $285,000, and
          $328,000 of amortization was recorded in 2005, 2004, and 2003, respectively, and is included in operating expenses in the accompanying consolidated statements of income. The December 31, 2005 and 2004 balance of the PVP asset approximates $1,246,000 and $1,491,000, respectively, and is included in other assets in the accompanying consolidated balance sheets.

          An estimate of the amortization of the PVP for the next five years is as follows:

                  2006                            $     210,000
                  2007                                  178,000
                  2008                                  150,000
                  2009                                  127,000
                  2010                                  109,000


(13) Employee Benefit Plans

     The Company participates in a pension plan (the Plan) covering all employees who have satisfied longevity and age requirements. The Company's funding policy is to contribute annually the maximum amount that can be deducted for federal income tax purposes. Contributions are intended to provide not only for benefits attributed to service to date, but also for those expected to be earned in the future.

     Prior to 2003, the Company was the Plan sponsor. Effective January 1, 2003, the Plan sponsor was changed from AFA to AFC. The change in Plan sponsor increased the Company's equity by approximately $3,821,000 on January 1, 2003. The Company recorded a decrease of approximately $4,788,000, net of tax, on the additional minimum pension liability, which is recognized as a component of other comprehensive income in 2003. The Company also recorded a decrease of approximately $967,000 in the prepaid pension asset, which is recognized as a dividend paid in 2003. The Company contributed approximately $6,110,000, $5,610,000, and $5,181,000 to the Plan during the years ended December 31, 2005, 2004, and 2003, respectively.

     The Company participates in a defined contribution thrift and profit sharing plan as provided under Section 401(a) of the Internal Revenue Code (the Code), which includes the tax deferral feature for employee contributions provided by Section 401(k) of the Code. The Company contributed approximately $1,948,000, $1,882,000, and $1,810,000 to this plan during the years ended December 31, 2005, 2004, and 2003, respectively.

(14) Commitments and Contingencies

     Rent expense for office space and equipment for the years ended December 31, 2005, 2004, and 2003 was approximately $12,108,000, $11,559,000, and
     $11,164,000, respectively. A portion of rent expense relates to leases that expire or are cancelable within one year. The aggregate minimum annual rental commitments as of December 31, 2005 under noncancelable long-term leases are as follows (in thousands):

               2006                            $      2,710
               2007                                   2,016
               2008                                   1,344
               2009                                     590
               2010                                     155
               Thereafter                               109

     The Company has outstanding mortgage loan commitments of approximately $9,350,000 and $16,390,000 at December 31, 2005 and 2004, respectively.

     As of December 31, 2005, the Company has an outstanding guarantee for approximately $1,935,000 on borrowings from commercial banks by AFC. The borrowings were made for acquisition purposes and mature in 2007. The guarantee unconditionally, continually, and absolutely guarantees the obligations of AFC to the banks, but is limited and reducing as the principal amounts of the notes are repaid on a dollar for dollar basis. The guarantee is expected to mature in 2007 and is unsecured. If AFC defaults on the loan agreement, the Company could be requested to perform under the guarantee. It is unlikely that the Company would be required to make payments under its guarantee and no amount has been accrued for the Company's obligation under its guaranty arrangement.

     The Company is subject to state guaranty association assessments in all states in which it is licensed to do business. These associations generally guarantee certain levels of benefits payable to resident policyholders of insolvent insurance companies. Many states allow premium tax credits for all or a portion of such assessments, thereby allowing potential recovery of these payments over a period of years. However, several states do not allow such credits. The Company estimates its liabilities for guaranty association assessments by using the latest information available from the National Organization of Life and Health Insurance Guaranty Associations. The Company monitors and revises its estimates for assessments as additional information becomes available which could result in changes to the estimated liabilities. As of December 31, 2005 and 2004, liabilities for guaranty association assessments totaled $4.9 million and $4.8 million, respectively. Other operating expenses related to state guaranty association assessments were minimal for the years ended December 31, 2005, 2004, and 2003.

     The Company is named as defendant in lawsuits involving disputes over the method used by the Company to process cancer claims. Certain of these lawsuits are trying to establish a class action, but at this point there has been no such certification. Remedies sought include both actual and punitive damages. Management believes there are numerous defenses with regards to the establishment of the class for and the merits for each of the lawsuits. While the ultimate outcome of these cases cannot be determined at this time as discovery is in the early stages, management believes that adequate provision has been made with respect to these claims as of December 31, 2005, and that the final resolution of these cases will not have a material adverse affect on the Company's consolidated financial position.

     In the normal course of business, there are various legal actions and proceedings pending against the Company and its subsidiaries. In management's opinion, the ultimate liability, if any, resulting from these legal actions will not have a material adverse effect on the Company's financial position.

(15) Related-Party Transactions

     The Company and its subsidiaries lease automobiles, furniture, and equipment from a partnership that owns a controlling interest in AFC. These operating leases are cancelable upon one month's notice. During the years ended December 31, 2005, 2004, and 2003, rentals paid under these leases were approximately $4,603,000, $4,892,000, and $4,876,000, respectively.

     During the years ended December 31, 2005, 2004, and 2003, the Company paid investment advisory fees to a partnership that owns a controlling interest in AFC totaling approximately $6,140,000, $5,090,000, and $4,409,000, respectively.

     During the years ended December 31, 2005, 2004, and 2003, the Company paid management fees to AFC totaling approximately $4,524,000, $4,392,000, and $3,857,000, respectively.

     The Company leases office space from a subsidiary of AFC. The rent payments associated with the lease were approximately $4,394,000, $3,656,000, and $3,249,000 in 2005, 2004, and 2003, respectively.

     During 2005, 2004, and 2003, the Company paid cash dividends to AFC of approximately $13,790,000, $14,734,000, and $11,908,000, respectively.

     During 2003, the Company paid dividends to AFC of approximately $967,000 in the form of a prepaid pension asset.

     During 2003, the Company paid dividends to AFC of approximately $523,000 in the form of a receivable from a subsidiary of AFC.

     During 2005, 2004, and 2003, the Company entered into three-year software lease agreements with AFC. Lease expense related to the agreements was approximately $3,177,000, $3,223,000, and $2,705,000 for the years ended December 31, 2005, 2004, and 2003, respectively, and is included in selling costs and other operating, administrative, and general expenses.

     An officer of AFC serves on the board of directors of a financial institution in which the Company maintains cash balances.

(16) Segment Information

     The Company's reportable segments are its strategic business units. AWD specializes in voluntary disability income insurance programs aimed at selected groups and associations. AFES specializes in voluntary insurance products such as disability income, tax-sheltered annuities, life insurance, dread disease, and accident only policies, which are marketed to public school employees. The Strategic Alliances Division focuses on marketing to a broad range of employers through independent broker agencies and agents interested in getting into or enhancing their payroll deduction capability. The AFAmeriLife Division markets individual life products through the internet and through independent brokers. All segments consist of business primarily sold throughout the United States of America.

     Assets and related investment income are allocated based upon related insurance reserves that are backed by such assets. Other operating expenses are allocated in relation to the mix of related revenues.

     The following summary, representing revenues and pre-tax income from continuing operations and identifiable assets for the Company's reportable segments as of and for the years ended December 31, 2005, 2004, and 2003, is as follows:

                                                                      Years ended December 31,
                                                         -------------------------------------------------
                                                               2005            2004              2003
                                                         --------------  --------------   ----------------
Revenue
     American Fidelity Education Services
        Division                                        $      319,778         289,956           268,082
     Association Worksite Division                             139,832         162,844           180,517
     Strategic Alliances Division                               74,843          79,847            69,275
     AFAmeriLife Division                                        6,979          15,371            36,449
     Noninsurance operations                                     2,085           1,924             1,958
                                                         -------------   --------------    --------------
              Total consolidated revenue                $      543,517         549,942           556,281
                                                         =============   ==============    ==============
Premiums and annuity and universal
     life considerations
        American Fidelity Education Services
           Division                                     $     237,518          212,785           191,056
        Association Worksite Division                         122,517          141,375           157,621
        Strategic Alliances Division                           72,720           78,727            65,172
        AFAmeriLife Division                                    5,606            2,485               643
        Noninsurance operations                                     -                -                 -
                                                         -------------   --------------    --------------
              Total consolidated premiums and
                 annuity and universal life
                 considerations                         $     438,361          435,372           414,492
                                                         =============   ==============    ==============
Net investment income
     American Fidelity Education Services
        Division                                        $      64,430           58,522            54,891
     Association Worksite Division                             10,175           11,406            11,529
     Strategic Alliances Division                               3,649            3,214             2,773
     AFAmeriLife Division                                      (2,243)           9,282            41,997
     Noninsurance operations                                        2                -                 -
                                                         -------------   --------------    --------------
              Total consolidated net
                 investment income                      $      76,013           82,424           111,190
                                                         =============   ==============    ==============


                                                                     Years ended December 31,
                                                         ----------------------------------------------
                                                              2005           2004              2003
                                                         -------------   -------------    -------------
Amortization of deferred policy
     acquisition costs
        American Fidelity Education Services
           Division                                     $      38,828          45,738           37,903
        Association Worksite Division                           8,920          12,465           11,600
        Strategic Alliances Division                            2,063           2,691            2,522
        AFAmeriLife Division                                      477             676              799
        Noninsurance operations                                     -               -                -
                                                         -------------   -------------    -------------
              Total consolidated amortization
                 of deferred policy acquisition
                 costs                                  $      50,288          61,570           52,824
                                                         =============   =============    =============
Pretax earnings (loss) including cumulative
     effect of change in accounting principle
        American Fidelity Education Services
           Division                                     $      53,152          40,719           43,100
        Association Worksite Division                             773           7,314            8,520
        Strategic Alliances Division                            6,173           4,152           (6,177)
        AFAmeriLife Division                                    2,287             915            9,149
        Noninsurance operations                                   120             115               76
                                                         -------------   -------------    -------------
              Total consolidated pretax earnings
                 including cumulative effect
                 of change in accounting
                 principle                              $      62,505          53,215           54,668
                                                         =============   =============    =============


                                                                  As of December 31,
                                                          --------------------------------
                                                                2005             2004
                                                          ---------------   --------------
Total assets
     American Fidelity Education Services Division       $     2,067,953        2,011,146
     Association Worksite Division                               320,474          314,149
     Strategic Alliances Division                                268,853          176,678
     AFAmeriLife Division                                      1,394,134        1,367,828
     Noninsurance operations                                         245              131
                                                          ---------------   --------------
              Total consolidated assets                  $     4,051,659        3,869,932
                                                          ===============   ==============


                             AMERICAN FIDELITY ASSURANCE COMPANY
                                      AND SUBSIDIARIES

                     Schedule III - Supplementary Insurance Information

                              As of December 31, 2005 and 2004
                                       (In thousands)
                                                                  2005             2004
                                                            ---------------   -------------
Deferred policy acquisition costs:
     American Fidelity Education Services Division         $       266,832         238,870
     Association Worksite Division                                  61,299          65,098
     Strategic Alliances Division                                   14,176          14,057
     AFAmeriLife Division                                            3,280           3,529
     Noninsurance operations                                             -               -
                                                            ---------------   -------------
                                                           $       345,587         321,554
                                                            ===============   =============
Reserves for future policy benefits:
     American Fidelity Education Services Division         $       552,174         529,128
     Association Worksite Division                                  91,644          87,118
     Strategic Alliances Division                                  108,778          81,168
     AFAmeriLife Division                                          366,925         391,598
     Noninsurance operations                                             -               -
                                                            ---------------   -------------
                                                           $     1,119,521       1,089,012
                                                            ===============   =============
Unearned premiums:
     American Fidelity Education Services Division         $         2,622           2,531
     Association Worksite Division                                     307             295
     Strategic Alliances Division                                        -               1
     AFAmeriLife Division                                                -               -
     Noninsurance operations                                             -               -
                                                            ---------------   -------------
                                                           $         2,929           2,827
                                                            ===============   =============
Benefits payable:
     American Fidelity Education Services Division         $        56,040          49,345
     Association Worksite Division                                  22,875          21,346
     Strategic Alliances Division                                    6,327           7,054
     AFAmeriLife Division                                              722             543
     Noninsurance operations                                             -               -
                                                            ---------------   -------------
                                                           $        85,964          78,288
                                                            ===============   =============


                                  AMERICAN FIDELITY ASSURANCE COMPANY
                                            AND SUBSIDIARIES

                           Schedule III - Supplementary Insurance Information

                             Years ended December 31, 2005, 2004, and 2003
                                             (In thousands)
                                                           2005             2004             2003
                                                    ----------------   --------------   --------------
Premium revenue and annuity and
     universal life considerations:
        American Fidelity Education Services
           Division                                $        237,518          212,785          191,056
        Association Worksite Division                       122,517          141,375          157,621
        Strategic Alliances Division                         72,720           78,727           65,172
        AFAmeriLife Division                                  5,606            2,485              643
        Noninsurance operations                                   -                -                -
                                                    ----------------   --------------   --------------
                                                   $        438,361          435,372          414,492
                                                    ================   ==============   ==============
Net investment income:
     American Fidelity Education Services
        Division                                   $         64,430           58,522           54,891
     Association Worksite Division                           10,175           11,406           11,529
     Strategic Alliances Division                             3,649            3,214            2,773
     AFAmeriLife Division                                    (2,243)           9,282           41,997
     Noninsurance operations                                      2                -                -
                                                    ----------------   --------------   --------------
                                                   $         76,013           82,424          111,190
                                                    ================   ==============   ==============
Benefits, claims, losses and
     settlement expenses:
        American Fidelity Education Services
           Division                                $        186,366          165,892          150,404
        Association Worksite Division                        62,237           66,508           77,470
        Strategic Alliances Division                         45,296           51,899           47,218
        AFAmeriLife Division                                 (4,790)           5,366           (3,042)
        Noninsurance operations                                   -                -                -
                                                    ----------------   --------------   --------------
                                                   $        289,109          289,665          272,050
                                                    ================   ==============   ==============
Amortization of deferred policy
     acquisition costs:
        American Fidelity Education Services
           Division                                $         38,828           45,738           37,903
        Association Worksite Division                         8,920           12,465           11,600
        Strategic Alliances Division                          2,063            2,691            2,522
        AFAmeriLife Division                                    477              676              799
        Noninsurance operations                                   -                -                -
                                                    ----------------   --------------   --------------
                                                   $         50,288           61,570           52,824
                                                    ================   ==============   ==============


                                 AMERICAN FIDELITY ASSURANCE COMPANY
                                            AND SUBSIDIARIES

                           Schedule III - Supplementary Insurance Information

                             Years ended December 31, 2005, 2004, and 2003
                                             (In thousands)
                                                           2005             2004             2003
                                                    ----------------   --------------   --------------
Other operating expenses:
     American Fidelity Education Services
        Division                                   $         43,350           43,850           37,433
     Association Worksite Division                           28,871           31,625           30,198
     Strategic Alliances Division                             5,962            6,378            5,977
     AFAmeriLife Division                                     6,983            3,351            1,104
     Noninsurance operations                                  1,887            1,738            1,809
                                                    ----------------   --------------   --------------
                                                   $         87,053           86,942           76,521
                                                    ================   ==============   ==============

See accompanying report of independent registered public accounting firm.


                                                 AMERICAN FIDELITY ASSURANCE COMPANY
                                                          AND SUBSIDIARIES

                                                      Schedule IV - Reinsurance

                                            Years ended December 31, 2005, 2004, and 2003
                                                           (In thousands)
                                                                                                                      Percentage
                                                                   Ceded            Assumed                            of amount
                                                 Gross            to other         from other           Net             assumed
                                                 amount          companies         companies           amount            to net
                                               --------------   ---------------   ---------------   ---------------   ------------
Year ended December 31, 2005:
     Life insurance in force                  $    19,454,950        14,876,587           382,825         4,961,188           7.72%
                                               ==============   ===============   ===============   ===============   ============
     Premiums:
        Life insurance                        $       128,347           101,609             1,089            27,827           3.91%
        Accident and health insurance                 453,466            95,652            52,720           410,534          12.84%
                                               --------------   ---------------   ---------------   ---------------   ------------
                 Total premiums               $       581,813           197,261            53,809           438,361          12.28%
                                               ==============   ===============   ===============   ===============   ============
Year ended December 31, 2004:
     Life insurance in force                  $    20,340,668        14,779,586            63,879         5,624,961           1.13%
                                               ==============   ===============   ===============   ===============   ============
     Premiums:
        Life insurance                        $       124,724            96,474               223            28,473           0.78%
        Accident and health insurance                 495,015           106,551            18,435           406,899           4.53%
                                               --------------   ---------------   ---------------   ---------------   ------------
                 Total premiums               $       619,739           203,025            18,658           435,372           4.29%
                                               ==============   ===============   ===============   ===============   ============
Year ended December 31, 2003:
     Life insurance in force                  $    20,778,408        13,826,874           106,936         7,058,470           1.52%
                                               ==============   ===============   ===============   ===============   ============
     Premiums:
        Life insurance                        $       124,539            95,564               497            29,472           1.69%
        Accident and health insurance                 488,584           119,240            15,676           385,020           4.07%
                                               --------------   ---------------   ---------------   ---------------   ------------
                 Total premiums               $       613,123           214,804            16,173           414,492           3.90%
                                               ==============   ===============   ===============   ===============   ============

See accompanying report of independent registered public accounting firm.

                                     PART C

                                OTHER INFORMATION

ITEM 24 - FINANCIAL STATEMENTS AND EXHIBITS

(a)  FINANCIAL STATEMENTS

The following financial statements are included in Part B hereof:

American Fidelity Separate Account B

         Report of Independent Registered Public Accounting Firm
         Statements of Assets and Liabilities as of December 31, 2005 Statements of Operations for the Year Ended December 31, 2005 Statements of Changes in Net Assets for the Years Ended December 31,
           2005 and 2004
         Financial Highlights
         Notes to Financial Statements

American Fidelity Assurance Company

         Report of Independent Registered Public Accounting Firm
         Consolidated Balance Sheets as of December 31, 2005 and 2004 Consolidated Statements of Income for the Years Ended December 31,
           2005, 2004, and 2003
         Consolidated Statements of Stockholder's Equity for the Years Ended
           December 31, 2005, 2004, and 2003
         Consolidated Statements of Cash Flows for the Years Ended December
           31, 2005, 2004, and 2003
         Notes to Consolidated Financial Statements
         Schedule III - Supplementary Insurance Information
         Schedule IV - Reinsurance

(b)  EXHIBITS

1 Resolution adopted by the Board of American Fidelity Assurance Company authorizing the establishment of Separate Account B. Incorporated by reference to exhibit 99.B1 to the Registrant's registration statement on Form N-4 filed on April 23, 1997.

3 Principal Underwriter's Agreement dated July 14, 1997 between American Fidelity Assurance Company, on behalf of the Registrant, and American Fidelity Securities, Inc. Incorporated by reference to Exhibit 99B.3 to Pre-Effective Amendment No. 1 to Registrant's registration statement on Form N-4 filed on October 10, 1997.

4.1 Flexible Premium Variable and Fixed Deferred Annuity. Incorporated by reference to Exhibit 99.B4(i) to Registrant's registration statement on Form N-4 filed on April 23, 1997.

4.2 Loan Rider. Incorporated by reference to Exhibit 99.B4(ii) to Registrant's registration statement on Form N-4 filed on April 23, 1997.

4.3 403(b) Annuity Rider. Incorporated by reference to Exhibit 99B.4(iii) to Registrant's registration statement on Form N-4 filed on April 23, 1997.

4.4 Individual Retirement Annuity Rider. Incorporated by reference to Exhibit 99.B4(iv) to Registrant's registration statement on Form N-4 filed on April 23, 1997.

4.5 Flexible Premium Variable and Fixed Deferred Annuity (variable guaranteed minimum interest rate). Incorporated by reference to Exhibit 4.6 to Post-Effective Amendment No. 9 to Registrant's Registration Statement on Form N-4 filed on April 26, 2004.

4.6 403(b) Plan Loan Rider. Incorporated by reference to Exhibit 4.7 to Post-Effective Amendment No. 9 to Registrant's Registration Statement on Form N-4 filed on April 26, 2004.

4.7 403(b) Annuity Rider. Incorporated by reference to Exhibit 4.8 to Post-Effective Amendment No. 9 to Registrant's Registration Statement on Form N-4 filed on April 26, 2004.

5 Application Form. Incorporated herein by reference to Exhibit 99.B5 to Registrant's registration statement on Form N-4 filed on April 23, 1997.

6.1 Articles of Incorporation of American Fidelity Assurance Company. Incorporated by reference to Exhibit 99.B6(i) to Pre-Effective Amendment No. 1 to Registrant's registration statement on Form N-4 filed on October 10, 1997.

6.2 Amended and Restated Bylaws of American Fidelity Assurance Company dated November 24, 1997. Incorporated by reference to Exhibit 99.B6(ii) to Post-Effective Amendment No. 1 to Registrant's registration statement on Form N-4 filed on April 24, 1998.

8.1 Fund Participation Agreement dated April 18, 1997 between American Fidelity Assurance Company and Merrill Lynch Variable Series Funds, Inc., as amended by Exhibit 4 thereto dated January 20, 1999. Incorporated by reference to Exhibit 8.1 to Post-Effective Amendment No. 2 to Registrant's registration statement on Form N-4 on April 30, 1999.

8.2 Amendment to Fund Participation Agreement between American Fidelity Assurance Company and Merrill Lynch Variable Series Funds, Inc. dated June 17, 2002. Incorporated by reference to Exhibit 8.2 to Post-Effective Amendment No. 7 to Registrant's registration statement on Form N-4 filed April 7, 2003.

8.3 Fund Participation Agreement dated May 13, 1997 between American Fidelity Assurance Company and each of Dreyfus Variable Investment Fund, The Dreyfus Socially Responsible Growth Fund, Inc. and Dreyfus Life and Annuity Index Fund, Inc. (d/b/a Dreyfus Stock Index Fund), as amended by Amendment thereto effective January 1, 1999. Incorporated by reference to
       Exhibit 8.2 to Post-Effective Amendment No. 2 to Registrant's registration statement on Form N-4 on April 30, 1999.

8.4 Amendment to Fund Participation Agreement dated May 13, 1997 between American Fidelity Assurance Company and each of Dreyfus Variable Investment Fund, The Dreyfus Socially Responsible Growth Fund, Inc. and Dreyfus Life and Annuity Index Fund, Inc. (d/b/a Dreyfus Stock Index
       Fund), dated March 1, 2001. Incorporated by reference to Exhibit 8.3 to Post-Effective Amendment No. 5 to Registrant's registration statement on Form N-4 filed on April 30, 2001.

8.5 Amendment to Fund Participation Agreement between American Fidelity Assurance Company and each of Dreyfus Variable Investment Fund, The Dreyfus Socially Responsible Growth Fund, Inc. and Dreyfus Life and Annuity Index Fund, Inc. (d/b/a Dreyfus Stock Index Fund) dated June 3, 2002. Incorporated by reference to Exhibit 8.5 to Post-Effective Amendment No. 7 to Registrant's registration statement on Form N-4 filed April 7, 2003.

8.6 Fund Participation Agreement and December 22, 1998 between Dual Strategy Fund and American Fidelity Assurance Company. Incorporated by reference to Exhibit 8.4 to Post-Effective Amendment No. 5 to Registrant's registration statement on Form N-4 filed on April 30, 2001.

8.7 First Amendment to Fund Participation Agreement dated December 22, 1998 between Dual Strategy Fund and American Fidelity Assurance Company. Incorporated by reference to Exhibit 8.5 to Post-Effective Amendment No. 5 to Registrant's registration statement on Form N-4 filed on April 30, 2001.

8.8 Second Amendment to Fund Participation Agreement between American Fidelity Dual Strategy Fund, Inc. and American Fidelity Assurance Company dated July 16, 2002. Incorporated by reference to Exhibit 8.8 to Post-Effective Amendment No. 7 to Registrant's registration statement on Form N-4 filed April 7, 2003.

8.9 Shareholder Services Agreement dated January 16, 2001 between American Fidelity Assurance Company and American Century Investment Services, Inc. Incorporated by reference to Exhibit 8.6 to Post-Effective Amendment No. 5 to Registrant's registration statement on Form N-4 filed on April 30, 2001.

8.10 Amendment No. 1 to Shareholder Services Agreement dated April 6, 2001 between American Fidelity Assurance Company and American Century Investment Services, Inc. Incorporated by reference to Exhibit 8.7 to Post-Effective Amendment No. 5 to Registrant's registration statement on Form N-4 filed on April 30, 2001.

8.11 Amendment No. 2 to Shareholder Services Agreement between American Fidelity Assurance Company and American Century Investment Management, Inc. dated June 27, 2002. Incorporated by reference to Exhibit 8.11 to Post-Effective Amendment No. 7 to Registrant's registration statement on Form N-4 filed April 7, 2003.

8.12 Amended and Restated Fund Participation Agreement dated May 1, 1999, between American Fidelity Assurance Company and Merrill Lynch Variable Series Funds, Inc. Incorporated by reference to Exhibit 8.16 to Post-Effective Amendment No. 10 to Registrant's registration statement on Form N-4 filed March 31, 2005.

8.13 Administrative Services Agreement dated May 1, 1999, between American Fidelity Assurance Company and Merrill Lynch Asset Management, L.P. Incorporated by reference to Exhibit 8.17 to Post-Effective Amendment No. 10 to Registrant's registration statement on Form N-4 filed March 31, 2005.

8.14 Agreement dated May 13, 1997 between American Fidelity Assurance Company and The Dreyfus Corporation. Incorporated by reference to Exhibit 8.18 to Post-Effective Amendment No. 10 to Registrant's registration statement on Form N-4 filed March 31, 2005.

8.15 Amendment to the Agreement between The Dreyfus Corporation and American Fidelity Assurance Company dated January 1, 1999. Incorporated by reference to Exhibit 8.19 to Post-Effective Amendment No. 10 to Registrant's registration statement on Form N-4 filed March 31, 2005.

8.16 Investment Consultant Agreement between American Fidelity Assurance Company and Asset Services Company, L.L.C. dated September 1, 1999. Incorporated by reference to Exhibit 8.21 to Post-Effective Amendment No. 10 to Registrant's registration statement on Form N-4 filed March 31, 2005.

8.17 First Amendment to Investment Consultant Agreement between American Fidelity Assurance Company and Asset Services Company, L.L.C. dated January 28, 2005. Incorporated by reference to Exhibit 8.22 to Post-Effective Amendment No. 10 to Registrant's registration statement on Form N-4 filed March 31, 2005.

8.18 Amendment No. 2 to the Agreement between The Dreyfus Corporation and American Fidelity Assurance Company dated March 15, 2005. Incorporated by reference to Exhibit 8.22 to Post-Effective Amendment No. 11 to Registrant's registration statement on Form N-4 filed April 27, 2005.

8.19 Amendment No. 3 to the Shareholder Services Agreement between American Fidelity Assurance Company and American Century Investment Management, Inc. dated March 22, 2005. Incorporated by reference to Exhibit 8.22 to Post-Effective Amendment No. 11 to Registrant's registration statement on Form N-4 filed April 27, 2005.

8.20 Amendment to the Administrative Services Agreement between American Fidelity Assurance Company and Merrill Lynch Asset Management, L.P. dated February 28, 2005. Incorporated by reference to Exhibit 8.22 to Post-Effective Amendment No. 11 to Registrant's registration statement on Form N-4 filed April 27, 2005.

8.21 Participation Agreement among Vanguard Variable Insurance Fund and The Vanguard Group, Inc. and Vanguard Marketing Corporation and American Fidelity Assurance Company dated March 30, 2005. Incorporated by reference to Exhibit 8.22 to Post-Effective Amendment No. 11 to Registrant's registration statement on Form N-4 filed April 27, 2005.

9*     Opinion and Consent of Counsel.

10*    Consent of Independent Registered Public Accounting Firm.

99*    Organizational Chart of American Fidelity Assurance Company.
________________

*      Filed herewith.


ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

The following are the executive officers and directors of American Fidelity Assurance Company:

Name and Principal Business Address    Positions and Offices with Depositor
-----------------------------------    ------------------------------------

Lynda L. Cameron                       Director
2000 N. Classen Boulevard
Oklahoma City, Oklahoma  73106

William M. Cameron                     Chairman of the Board and Chief Executive
2000 N. Classen Boulevard              Officer, Director
Oklahoma City, Oklahoma  73106

David R. Carpenter                     Executive Vice President, Treasurer
2000 N. Classen Boulevard
Oklahoma City, Oklahoma  73106

William E. Durrett                     Senior Chairman of the Board, Director
2000 N. Classen Boulevard
Oklahoma City, Oklahoma  73106

Stephen P. Garrett                     Senior Vice President, Secretary, Chief
2000 N. Classen Boulevard              Compliance Officer
Oklahoma City, Oklahoma  73106

Charles R. Eitel                       Director
One Concourse Parkway, Suite 800
Atlanta, Georgia  30328

Theodore M. Elam                       Director
10th Floor, Two Leadership Square
211 North Robinson
Oklahoma City, Oklahoma  73102

Kenneth D. Klehm                       Senior Vice President
2000 N. Classen Boulevard
Oklahoma City, Oklahoma  73106

Alfred L. Litchenburg                  Executive Vice President
2000 N. Classen Boulevard
Oklahoma City, Oklahoma  73106

David R. Lopez                         Director
210 Park Ave., Ste. 230
Oklahoma City, Oklahoma  73102

Paula Marshall-Chapman                 Director
2727 East 11th Street
Tulsa, Oklahoma  74104

John W. Rex                            President and Director
2000 N. Classen Boulevard
Oklahoma City, Oklahoma  73106

Galen P. Robbins, M.D.                 Director
11901 Quail Creek Road
Oklahoma City, Oklahoma  73120


ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

     The organizational chart of American Fidelity Assurance Company is included as Exhibit 99. The subsidiaries of American Fidelity Assurance Company reflected in the organization chart are included in the consolidated financial statements of American Fidelity Assurance Company in accordance with generally accepted accounting principles.

ITEM 27. NUMBER OF CONTRACT OWNERS

     As of March 1, 2006, there were 203 non-qualified contract owners and 17,176 qualified contract owners.

ITEM 28. INDEMNIFICATION

     The Bylaws of American Fidelity Assurance Company (Article VIII, Section 3) provide, in part, that:

     (a) American Fidelity Assurance Company shall indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending, or completed action, suit, or proceeding, whether civil, criminal, administrative, or investigative (other than an action by or in the right of American Fidelity Assurance Company) by reason of the fact that he is or was a director, officer, employee, or agent of another corporation, partnership, joint venture, trust, or other enterprise, against expenses (including attorneys' fees), amounts paid in settlement (whether with or without court approval), judgments, fines actually and reasonably incurred by him in connection with such action, suit, or proceeding if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of American Fidelity Assurance Company, and, with respect to any criminal action or proceeding, had reasonable cause to believe that his conduct was not unlawful.

     (b) American Fidelity Assurance Company shall indemnify every person who is or was a party or is or was threatened to be made a party to any threatened, pending, or completed action or suit by or in the right of American Fidelity Assurance Company to procure a judgment in its favor by reason of the fact that he is or was a director, officer, employee, or agent of American Fidelity Assurance Company, or is or was serving at the request of American Fidelity Assurance Company as a director, officer, employee, or agent or in any other capacity of or in another corporation, or a partnership, joint venture, trust, or other enterprise, or by reason of any action alleged to have been taken or not taken by him while acting in such capacity, against expenses (including attorneys' fees) actually and reasonably incurred by him in connection with the defense or settlement of such threatened, pending, or completed action or suit if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of American Fidelity Assurance Company. The termination of any such threatened or actual action or suit by a settlement or by an adverse judgment or order shall not of itself create a presumption that the person did not act in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of American Fidelity Assurance Company. Nevertheless, there shall be no indemnification with respect to expenses incurred in connection with any claim, issue, or matter as to which such person shall have been adjudged to be liable for negligence or misconduct in the performance of his duty to American Fidelity Assurance Company, unless, and only to the extent that the court in which such action or suit was brought shall determine upon application that, despite the adjudication of liability but in view of all the circumstances of the case, such person is fairly and reasonably entitled to indemnity for such expenses as such court shall deem proper.

     (c) To the extent that a director, officer, employee, or agent of a corporation has been successful on the merits or otherwise in defense of any action, suit, or proceeding referred to in Subsections (a) and (b) hereof, or in defense of any claim, issue, or matter therein, he shall be indemnified against expenses (including attorneys' fees) actually and reasonably incurred by him in connection with such defense.

     Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted directors and officers or controlling persons of the Registrant pursuant to the foregoing, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling persons of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29. PRINCIPAL UNDERWRITERS

     (a) American Fidelity Securities, Inc. is the principal underwriter for the Registrant, American Fidelity Separate Account A, American Fidelity Separate Account C and American Fidelity Dual Strategy Fund, Inc.(R)

     (b) The following persons are the officers and directors of American Fidelity Securities. The principal business address for each of the following officers and directors is 2000 N. Classen Boulevard, Oklahoma City, Oklahoma 73106.

Name and Principal Business Address   Positions and Offices with Underwriter
-----------------------------------   --------------------------------------

David R. Carpenter                    Director, Chairman, President, Chief
                                      Executive Officer and Treasurer and
                                      Investment Company and Variable Contracts
                                      Products Principal

Marvin R. Ewy                         Director, Vice President, Secretary, and
                                      Investment Company and Variable Contracts
                                      Products Principal

Nancy K. Steeber                      Director, Vice President, Chief Operations
                                      Officer and Investment Company and
                                      Variable Contracts Products Principal

Shirley K. Williams                   Assistant Vice President, Chief Financial
                                      Officer, and Financial and Operations
                                      Principal

Katherine I. Leviant                  Assistant Vice President, Chief Compliance
                                      Officer, and Investment Company and
                                      Variable Contract Products Principal

Cherie L. Horsfall                    Assistant Vice President, Operations
                                      Officer, and Variable Contracts Products
                                      Principal

     (c) The commissions received by American Fidelity Securities, Inc. in connection with Separate Account B in 2005 were $796,430, representing the 0.10% Distribution Fee, withdrawal charges and policy maintenance charge to the Registrant. It received no other compensation from or on behalf of the Registrant during the year.

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

     David R. Carpenter, Executive Vice President and Treasurer of American Fidelity Assurance Company, whose address is 2000 N. Classen Boulevard, Oklahoma City, Oklahoma 73106, maintains physical possession of the accounts, books or documents of the Separate Account required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder.

ITEM 31. MANAGEMENT SERVICES

     Not Applicable.

ITEM 32. UNDERTAKINGS

     (a) Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

     (b) Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

     (c) Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under Form N-4 promptly upon written or oral request.

                                 REPRESENTATIONS

     American Fidelity Assurance Company hereby represents that the fees and charges deducted under the policies described in the Prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by American Fidelity Assurance Company.

     American Fidelity Assurance Company hereby represents that it is relying upon a No-Action Letter issued to the American Council of Life Insurance dated November 28, 1988 (Commission ref. IP-6-88) and that the following provisions have been complied with:

     1. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;

     2. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in any sales literature used in connection with the offer of the contract;

     3. Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by Section 403(b)(11) to the attention of the potential participants;

     4. Obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (1) the restrictions on redemption imposed by Section 403(b)(11), and (2) other investment alternatives available under the employer's Section 403(b) arrangement to which the participant may elect to transfer his contract value.


                                   SIGNATURES

     As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness under Rule 485(b) of the Securities Act and has caused this Registration Statement to be signed on its behalf, in the City of Oklahoma City and State of Oklahoma on April 25, 2006.

                           AMERICAN FIDELITY SEPARATE ACCOUNT B (Registrant)

                           By:  American Fidelity Assurance Company (Depositor)

                               By: /s/ David R. Carpenter
                                   --------------------------------------------
                                   David R. Carpenter, Executive Vice President

                           AMERICAN FIDELITY ASSURANCE COMPANY (Depositor)

                           By:  /s/ David R. Carpenter
                              -----------------------------------------------
                              David R. Carpenter, Executive Vice President



     As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated on April 25, 2006.

Signature                    Title
---------                    -----

                             Director
Lynda L. Cameron

/s/ William M. Cameron       Chairman, Chief Executive Officer and Director
William M. Cameron           (Principal Executive Officer)


/s/ David R. Carpenter       Executive Vice President and Treasurer (Principal
David R. Carpenter           Financial and Accounting Officer)


/s/ William E. Durrett       Senior Chairman of the Board and Director
William E. Durrett


                             Director
Charles R. Eitel


/s/ Theodore M. Elam         Director
Theodore M. Elam


/s/ David R. Lopez           Director
David R. Lopez


                             Director
Paula Marshall-Chapman


                             President and Director
John W. Rex


/s/ Galen P. Robbins, M.D.   Director
Galen P. Robbins, M.D.


                                  EXHIBIT INDEX

EXHIBIT
NUMBER         DESCRIPTION                                               METHOD OF FILING
------         -----------                                               ----------------
1     Resolution adopted by the Board of American Fidelity      Incorporated herein by reference
      Assurance Company authorizing the establishment of the
      Separate Account.

3      Principal Underwriter's Agreement dated July 14, 1997    Incorporated herein by reference
       between American Fidelity Assurance Company, on behalf
       of the Registrant, and American Fidelity Securities,
       Inc.

4.1   Flexible Premium Variable and Fixed Deferred Annuity.     Incorporated herein by reference

4.2   Loan Rider.                                               Incorporated herein by reference

4.3   403(b) Annuity Rider.                                     Incorporated herein by reference

4.4   Individual Retirement Annuity Rider.                      Incorporated herein by reference

4.5   Flexible Premium Variable and Fixed Deferred Annuity      Incorporated herein by reference
      (variable guaranteed minimum interest rate).

4.6   403(b) Plan Loan Rider.                                   Incorporated herein by reference

4.7   403(b) Annuity Rider.                                     Incorporated herein by reference

5     Application Form.                                         Incorporated herein by reference

6.1   Articles of Incorporation of American Fidelity            Incorporated herein by reference
      Assurance Company.

6.2   Amended and Restated Bylaws of American Fidelity          Incorporated herein by reference
      Assurance Company dated November 24, 1997.

8.1   Fund Participation Agreement dated April 18, 1997         Incorporated herein by reference
      between American Fidelity Assurance Company and Merrill
      Lynch Variable Series Funds, Inc., as amended by
      Exhibit 4 thereto dated January 20, 1999.

8.2   Amendment to Fund Participation Agreement between         Incorporated herein by reference
      American Fidelity Assurance Company and Merrill Lynch
      Variable Series Funds, Inc. dated June 17, 2002.

8.3   Fund Participation Agreement dated May 13, 1997 between   Incorporated herein by reference
      American Fidelity Assurance Company and each of Dreyfus
      Variable Investment Fund, The Dreyfus Socially
      Responsible Growth Fund, Inc. and Dreyfus Life and
      Annuity Index Fund, Inc. (d/b/a Dreyfus Stock Index
      Fund), as amended by Amendment thereto effective
      January 1, 1999.

8.4   Amendment to Fund Participation Agreement dated May 13,   Incorporated herein by reference
      1997 between American Fidelity Assurance Company and
      each of Dreyfus Variable Investment Fund, The Dreyfus
      Socially Responsible Growth Fund, Inc. and Dreyfus Life
      and Annuity Index Fund, Inc. (d/b/a Dreyfus Stock Index
      Fund), dated March 1, 2001.

8.5   Amendment to Fund Participation Agreement between         Incorporated herein by reference
      American Fidelity Assurance Company and each of Dreyfus
      Variable Investment Fund, The Dreyfus Socially
      Responsible Growth Fund, Inc. and Dreyfus Life and
      Annuity Index Fund, Inc. (d/b/a Dreyfus Stock Index
      Fund) dated June 3, 2002.

8.6   Fund Participation Agreement and December 22, 1998        Incorporated herein by reference
      between Dual Strategy Fund and American Fidelity
      Assurance Company.

8.7   First Amendment to Fund Participation Agreement dated     Incorporated herein by reference
      December 22, 1998 between Dual Strategy Fund and
      American Fidelity Assurance Company.

8.8   Second Amendment to Fund Participation Agreement          Incorporated herein by reference
      between American Fidelity Dual Strategy Fund, Inc. and
      American Fidelity Assurance Company dated July 16,
      2002.

8.9   Shareholder Services Agreement dated January 16, 2001     Incorporated herein by reference
      between American Fidelity Assurance Company and
      American Century Investment Services, Inc.

8.10  Amendment No. 1 to Shareholder Services Agreement dated   Incorporated herein by reference
      April 6, 2001 between American Fidelity Assurance
      Company and American Century Investment Services, Inc.

8.11  Amendment No. 2 to Shareholder Services Agreement         Incorporated herein by reference
      between American Fidelity Assurance Company and
      American Century Investment Management, Inc. dated June
      27, 2002.

8.12  Amended and Restated Fund Participation Agreement dated   Incorporated herein by reference
      May 1, 1999, between American Fidelity Assurance
      Company and Merrill Lynch Variable Series Funds, Inc.

8.13  Administrative Services Agreement dated May 1, 1999,      Incorporated herein by reference
      between American Fidelity Assurance Company and Merrill
      Lynch Asset Management, L.P.

8.14  Agreement dated May 13, 1997 between American Fidelity    Incorporated herein by reference
      Assurance Company and The Dreyfus Corporation.

8.15  Amendment to the Agreement between The Dreyfus            Incorporated herein by reference
      Corporation and American Fidelity Assurance Company
      dated January 1, 1999.

8.16  Investment Consultant Agreement between American          Incorporated herein by reference
      Fidelity Assurance Company and Asset Services Company,
      L.L.C. dated September 1, 1999.

8.17   First Amendment to Investment Consultant Agreement       Incorporated herein by reference
       between American Fidelity Assurance Company and Asset
       Services Company, L.L.C. dated January 28, 2005.

8.18  Amendment No. 2 to the Agreement between the Dreyfus      Incorporated herein by reference
      Corporation and American Fidelity Assurance Company
      Dated March 15, 2005.

8.19  Amendment No. 3 to the Shareholder Services Agreement     Incorporated herein by reference
      between American Fidelity Assurance Company and
      American Century Investment Management, Inc. dated
      March 22, 2005.

8.20  Amendment to the Administrative Services Agreement
      between American Fidelity Assurance Company and Merrill   Incorporated herein by reference
      Lynch Management, L.P. dated February 28, 2005.

8.21  Participation Agreement among Vanguard Variable           Incorporated herein by reference
      Insurance Fund and The Vanguard Group, Inc. and
      Vanguard Marketing Corporation and American Fidelity
      Assurance Company dated March 30, 2005.

9     Opinion and Consent of Counsel.                           Filed herewith electronically

10    Consent of Independent Registered Public Accounting       Filed herewith electronically
      Firm.

99    Organizational Chart of American Fidelity Assurance       Filed herewith electronically
      Company.